As filed with the U.S. Securities and Exchange Commission on April 6, 2020
Registration Nos. 333-200241
811-21851

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
Registration Statement Under the Securities Act of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
Registration Statement Under the Investment Company Act of 1940	□
Amendment No. 20	☒

Brighthouse Variable Life Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte NC 28277
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copy to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering: On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box)
□immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1) of Rule 485
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment
Title of Securities Being Registered: Flexible Premium Variable Universal Life Insurance Policies.

Brighthouse Life Insurance Company
Brighthouse Variable Life Account A
Equity Advantage VUL
Supplement dated May 1, 2020 to the
Prospectus dated May 1, 2020
This supplement revises certain information in the May 1, 2020 prospectus for the Equity Advantage Variable Universal Life insurance policy issued by Brighthouse Life Insurance Company. You should read and retain this supplement.
We currently limit the amount of cash value you may transfer to or from any one Investment Division to a maximum of $2.5 million per day. If you own more than one Equity Advantage VUL policy on the same insured, this limit will be applied to the cumulative transfers you make to or from the Investment Division under all such Policies.

EQUITY ADVANTAGE VUL
Flexible Premium
Variable Life Insurance Policies
Issued by
Brighthouse Variable Life Account A of
Brighthouse Life Insurance Company
May 1, 2020
This prospectus describes individual flexible premium variable life insurance policies (the “Policies”) issued by Brighthouse Life Insurance Company (“BLIC”). The policies are no longer offered for sale.
You allocate net premiums among the Investment Divisions of Brighthouse Variable Life Account A (the “Separate Account”). Each Investment Division of the Separate Account invests in shares of one of the following “Portfolios”:
American Funds Insurance Series® — Class 2
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio — Class B
American Funds® Balanced Allocation Portfolio — Class B
American Funds® Growth Allocation Portfolio — Class B
American Funds® Moderate Allocation Portfolio — Class B
AQR Global Risk Balanced Portfolio — Class B
BlackRock Global Tactical Strategies Portfolio — Class B
Brighthouse Asset Allocation 100 Portfolio — Class A
Brighthouse Balanced Plus Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Brighthouse/Templeton International Bond Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Balanced-Risk Allocation Portfolio — Class B
Invesco Global Equity Portfolio — Class A (formerly Oppenheimer Global Equity Portfolio)
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Global Active Allocation Portfolio — Class B
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Global Allocation Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PanAgora Global Diversified Risk Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class A
Schroders Global Multi-Asset Portfolio — Class B
SSGA Growth and Income ETF Portfolio — Class A
SSGA Growth ETF Portfolio — Class A
T. Rowe Price Mid Cap Growth Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund

You may also allocate net premiums to our Fixed Account. Special limits may apply to Fixed Account transfers and withdrawals.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Portfolios available under your variable life insurance Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at (800) 638-5000 to enroll.
You may elect to receive all future reports in paper free of charge. You can inform BLIC that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-5000, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Portfolios available under your Policy.

When we apply your initial premium to the Policy, depending on state law, you will either receive Separate Account performance immediately, or Fixed Account interest for 20 days before we then allocate your cash value to the Separate Account.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
We do not guarantee how any of the Investment Divisions or Portfolios will perform. The Policies and the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Summary of Benefits and Risks
This summary describes the Policy’s important benefits and risks. The sections in the prospectus following this summary discuss the Policy in more detail. The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.
Benefits of the Policy
Death Proceeds.    The Policy is designed to provide insurance protection. Upon receipt of satisfactory proof of the death of the insured, we pay death proceeds to the beneficiary of the Policy. Death proceeds generally equal the death benefit on the date of the insured’s death plus any additional insurance provided by rider, less any outstanding loan and accrued loan interest.
Choice of Death Benefit Option.    You may choose among three death benefit options:
—	a level death benefit that equals the Policy’s face amount,
—	a variable death benefit that equals the Policy’s face amount plus the Policy’s cash value, and
—	a combination variable and level death benefit that equals the Policy’s face amount plus the Policy’s cash value until the insured attains age 65 and equals the Policy’s face amount thereafter.
The death benefit under any option could increase to satisfy Federal tax law requirements if the cash value reaches certain levels. After the first Policy year you may change your death benefit option, subject to our underwriting rules. A change in death benefit option may have tax consequences.
Premium Flexibility.    You can make premium payments based on a schedule you determine, subject to some limits. You may change your payment schedule at any time or make a payment that does not correspond to your schedule. We can, however, limit or prohibit payments in some situations.
Right to Examine the Policy.    During the first ten days following your receipt of the Policy (more in some states), you have the right to return the Policy to us. Depending on state law, we will refund the premiums you paid, or the Policy's cash value plus any charges that were deducted from the premiums you paid.
Investment Options.    You can allocate your net premiums and cash value among your choice of sixty-four Investment Divisions in the Separate Account, each of which corresponds to a mutual fund portfolio, or “Portfolio.” The Portfolios available under the Policy include several common stock funds, including funds which invest primarily in foreign securities, as well as bond funds, balanced funds, asset allocation funds and funds that invest in exchange-traded funds. You may also allocate premiums and cash value to our Fixed Account which provides guarantees of interest and principal. You may change your allocation of future premiums at any time.
Partial Withdrawals.    You may withdraw cash surrender value from your Policy at any time after the first Policy anniversary. The minimum amount you may withdraw is $500 (less in some states). We reserve the right to limit partial withdrawals to no more than 90% of the Policy’s cash surrender value. We may limit the number of partial withdrawals to 12 per Policy year or impose a processing charge of $25 for each partial withdrawal. Partial withdrawals may have tax consequences.
Transfers and Automated Investment Strategies.    You may transfer your Policy’s cash value among the Investment Divisions or between the Investment Divisions and the Fixed Account. The minimum amount you may transfer is $50, or if less, the total amount in the Investment Division or the Fixed Account. We may limit the number of transfers among the Investment Divisions and the Fixed Account to no more than four per Policy year. We may impose a processing charge of $25 for each transfer. We may also impose restrictions on frequent transfers. (See “Transfers” for additional information on such restrictions.) We offer five automated investment strategies that allow you to periodically transfer or reallocate your cash value among the Investment Divisions and the Fixed Account. (See “Automated Investment Strategies.”)
Loans.    You may borrow from the cash value of your Policy. The minimum amount you may borrow is $500. The maximum amount you may borrow is an amount equal to the Policy’s cash value net of the Surrender Charge, reduced by Monthly Deductions and interest charges through the next Policy anniversary, increased by interest credits through the next Policy anniversary, less any existing Policy loans. We charge you a maximum annual interest rate of 4.0% for the first ten

Policy years and 3.0% thereafter. We credit interest at an annual rate of at least 3.0% on amounts we hold as collateral to support your loan. Loans may have tax consequences. (See “Loans” for additional information.)
Surrenders.    You may surrender the Policy for its cash surrender value at any time. Cash surrender value equals the cash value reduced by any Policy loan and accrued loan interest and by any applicable Surrender Charge. A surrender may have tax consequences.
Tax Benefits.    We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. Accordingly, undistributed increases in cash value should not be taxable to you. As long as your Policy is not a modified endowment contract, partial withdrawals should be non-taxable until you have withdrawn an amount equal to your total investment in the Policy. However, different rules apply in the first fifteen Policy years, when distributions accompanied by benefit reductions may be taxable prior to a complete withdrawal of your investment in the Policy. Always confirm in advance the tax consequences of a particular withdrawal with a qualified tax adviser. Death benefits paid to your beneficiary should generally be free of Federal income tax. Death benefits may be subject to estate taxes. Under current Federal income tax law, the taxable portion of distributions from variable life policies is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.
Conversion Right.    During the first two Policy years, you may convert the Policy to fixed benefit coverage by exchanging the Policy for a fixed benefit life insurance policy that we agree to, and that is issued by us or an affiliate that we name. We will make the exchange without evidence of insurability.
Supplemental Benefits and Riders.    We offer a variety of riders that provide supplemental benefits under the Policy. We generally deduct any monthly charges for these riders as part of the Monthly Deduction. Your financial representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states.
Personalized Illustrations.    You will receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.
Risks of the Policy
Investment Risk.    If you invest your Policy’s cash value in one or more of the Investment Divisions, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy’s cash value, which can significantly reduce your Policy’s cash value. During times of poor investment performance, this deduction will have an even greater impact on your Policy’s cash value. It is possible to lose your full investment and your Policy could lapse without value, unless you pay additional premium. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 3%.
Surrender and Withdrawal Risks.    The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and should not be used as a short-term savings vehicle. If you surrender the Policy within the first ten Policy years (11 in Florida) (or within the first ten Policy years (11 in Florida) following a face amount increase), you will be subject to a Surrender Charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy. You will also be subject to a Surrender Charge if you make a partial withdrawal from the Policy within the first ten Policy years (11 in Florida) (or the first ten Policy years (11 in Florida) following the face amount increase) if the partial withdrawal reduces the face amount (or the face amount increase). If you surrender the Policy in the first Policy year (or in the first year following a face amount increase) we will also deduct an amount equal to the remaining first year Coverage Expense Charges.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy’s cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse (terminate without value), because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).

Risk of Lapse.    Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Investment Divisions is poor. If your cash surrender value is not enough to pay the Monthly Deduction, your Policy may enter a 62-day grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Your Policy generally will not lapse if you pay certain required premium amounts and you are therefore protected by a Guaranteed Minimum Death Benefit. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Tax Risks.    We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, the rules are not entirely clear in certain circumstances, for example, if your Policy is issued on a substandard basis. The death benefit under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy’s cash value will be taxed currently.
Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your Policy becomes a modified endowment contract, surrenders, partial withdrawals, loans, and use of the Policy as collateral for a loan will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age 59 1⁄2 at the time of the surrender, partial withdrawal or loan, the amount that is included in income will generally be subject to a 10% penalty tax.
If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. However, different rules apply in the first fifteen Policy years, when distributions accompanied by benefit reductions may be taxable prior to a complete withdrawal of your investment in the Policy. Moreover, loans will generally not be treated as distributions prior to termination of your Policy, whether by lapse, surrender or exchange. Additionally, the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.
See “Tax Considerations.” You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
Loan Risks.    A Policy loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the Investment Divisions and/or Fixed Account as collateral, and hold it in our Loan Account. This loan collateral does not participate in the investment experience of the Investment Divisions or receive any higher current interest rate credited to the Fixed Account.
We also reduce the amount we pay on the insured’s death by the amount of any outstanding loan and accrued loan interest. Your Policy may lapse if your outstanding loan and accrued loan interest reduce the cash surrender value to zero.
If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans and partial withdrawals reduce your Policy’s cash value, any remaining cash value may be insufficient to pay the income tax due.
Limitations on Cash Value in the Fixed Account.    Transfers to and from the Fixed Account must generally be in amounts of $50 or more. Partial withdrawals from the Fixed Account must be in amounts of $500 or more. The total amount of transfers and withdrawals from the Fixed Account in a Policy year may generally not exceed the greater of 25% of the Policy’s cash surrender value in the Fixed Account at the beginning of the year, or the maximum transfer amount for the preceding Policy year. We may also limit the number of transfers and partial withdrawals and may impose a processing charge for transfers and partial withdrawals. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so. It is important to note that if we impose the maximum limit on transfers and withdrawals from the Fixed Account, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon.
Tax Law Changes.    Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.

Risks of the Portfolios
A comprehensive discussion of the risks associated with each of the Portfolios can be found in the Portfolio prospectuses, which you can obtain by calling 1-800-638-5000. There is no assurance that any of the Portfolios will achieve its stated investment objective.
Fee Tables
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time he or she buys the Policy, surrenders the Policy or transfers cash value among accounts.
Transaction Fees
Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deductible
Sales Charge Imposed on Premiums	On payment of premium	2.25% of premiums paid up to the Target Premium per Policy year[1]	2.25% of each premium paid
Premium Tax Imposed on Premiums	On payment of premium	2.0% in all Policy years	2.0% in all Policy years
Federal Tax Imposed on Premiums	On payment of premium	1.25% in all Policy years	1.25% in all Policy years
[1]	The target premium varies based on individual characteristics, including the insured’s issue age, risk class and (except for unisex Policies) sex.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deductible
Surrender Charge[1]	On surrender, lapse, or face amount reduction in the first ten Policy years (11 in Florida) (and, with respect to a face amount increase, in the first ten Policy years (11 in Florida) after the increase)
Minimum and Maximum Charge		In Policy year 1, $3.75 to $38.25 per $1,000 of base Policy face amount[2]	In Policy year 1, $3.75 to $38.25 per $1,000 of base Policy face amount[2]
Charge in the first Policy year for a Representative Insured [3]		$14.00 per $1,000 of base Policy face amount	$14.00 per $1,000 of base Policy face amount
Transfer Charge[4]	On transfer of cash value among the Investment Divisions and to and from the Fixed Account	Not currently charged	$25 for each transfer
Partial Withdrawal Charge	On partial withdrawal of cash value	Not currently charged	$25 for each partial withdrawal[5]
Illustration of Benefits Charge	On provision of each illustration in excess of one per year	Not currently charged	$25 per illustration

[1]	The Surrender Charge varies based on individual characteristics, including the insured’s issue age, risk class, sex (except for unisex Policies), smoker status, and the Policy’s face amount. The Surrender Charge may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the Surrender Charge that would apply for a particular insured by contacting your financial representative.
[2]	No Surrender Charge will apply on up to 10% of cash surrender value withdrawn each year. The Surrender Charge will remain level for one to three Policy years, and will then begin to decline on a monthly basis until it reaches zero in the last month of the tenth Policy year (11th in Florida). The Surrender Charge applies to requested face amount reductions as well as to face amount reductions resulting from a change in death benefit option.
[3]	The Representative Insured is a male, age 35, in the preferred nonsmoker risk class, under a Policy with a base Policy face amount of $400,000.
[4]	The Portfolios in which the Investment Divisions invest may impose a redemption fee on shares held for a relatively short period.
[5]	If imposed, the partial withdrawal charge would be in addition to any Surrender Charge that is imposed.
The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.
Periodic Charges other than Portfolio Operating Expenses
Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deductible
Cost of Insurance[1]
Minimum and Maximum Charge	Monthly	$.01 to $83.33 per $1,000 of net amount at risk[2]	$.02 to $83.33 per $1,000 of net amount at risk[2]
Charge in the first Policy year for a Representative Insured [3]	Monthly	$.02 per $1,000 of net amount at risk	$.09 per $1,000 of net amount at risk
Policy Charge[4]
Policy face amount less than $50,000	Monthly	$12	$12
Policy face amount between $50,000 and $249,999	Monthly	$15	$15
Mortality and Expense Risk Charge (annual rate imposed on cash value in the Separate Account)[5]	Monthly	.60%	.80%
Coverage Expense Charge[6]
Minimum and Maximum Charge	Monthly	$.04 to $2.30 per $1,000 of base Policy face amount[7]	$.04 to $2.30 per $1,000 of base Policy face amount
Charge for a Representative Insured [3]	Monthly	$.16 per $1,000 of base Policy face amount[7]	$.16 per $1,000 of base Policy face amount
Loan Interest Spread[8]	Annually (or on loan termination, if earlier)	1.00% of loan collateral	1.00% of loan collateral
[1]	The cost of insurance charge varies based on individual characteristics, including the Policy’s face amount and the insured’s age, risk class, and (except for unisex Policies) sex. The cost of insurance charge may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the cost of insurance charge that would apply for a particular insured by contacting your financial representative.
[2]	The net amount at risk is the difference between the death benefit (generally discounted at the monthly equivalent of 3% per year) and the Policy’s cash value.

[3]	The Representative Insured is a male, age 35, in the preferred nonsmoker risk class, under a Policy with a base policy face amount of $400,000.
[4]	After the first Policy Year, the Policy Charge declines to $9 for a Policy with a face amount of less than $50,000, and to $8 for a Policy with a face amount between $50,000 and $249,999. No Policy Charge applies if a Policy is issued with a face amount equal to or greater than $250,000.
[5]	The Mortality and Expense Risk Charge declines over time in accordance with the following schedule:

	Current Charge	Maximum Charge
Policy years 1 - 10.60%		.80%
Policy years 11 - 19.35%		.35%
Policy years 20 – 29.20%		.20%
Policy years 30+	.05%	.05%
The Current Charge Percentages shown above apply if the Policy’s net cash value is less than the equivalent of five Target Premiums. The percentages decrease as the Policy’s net cash value, measured as a multiple of Target Premiums, increases, as shown below:
	Less than 5 target premiums	At least 5 but less than 10 target premiums	At least 10 but less than 20 target premiums	20 or more target premiums
Policy years 1- 10.60%		.55%	.30%	.15%
Policy years 11- 19.35%		.30%	.15%	.10%
Policy years 20- 29.20%		.15%	.10%	.05%
Policy years 30+	.05%	.05%	.05%	.05%
[6]	The Coverage Expense Charge varies based on individual characteristics, including the Policy’s face amount and the Insured’s age, risk class, and (except for unisex Policies) sex. The Coverage Expense Charge may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the Coverage Expense Charge that would apply to a particular insured by contacting your financial representative.
[7]	The Coverage Expense Charge is imposed in Policy years 1-8 and, with respect to a requested face amount increase, during the first eight years following the increase. If you surrender the Policy in the first Policy year (or in the first year following a face amount increase), we will deduct from the surrender proceeds an amount equal to the Coverage Expense Charges due for the remainder of the first Policy year (or the first year following the face amount increase). If the Policy’s face amount is reduced in the first year following a face amount increase, we will deduct from the cash value an amount equal to the Coverage Expense Charges due for the remainder of the first year following the face amount increase.
[8]	The loan interest spread is the difference between the interest rates we charge on Policy loans and the interest earned on cash value we hold as security for the loan (“loan collateral”). We charge interest on Policy loans at an effective rate of 4.0% per year in Policy years 1-10 and 3.0% thereafter. Loan collateral earns interest at an effective rate of not less than 3.0% per year.

Charges for Optional Features (Riders):
Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deductible
Guaranteed Survivor Income Benefit Rider[1]
Minimum and Maximum Charge	Monthly	$.01 to $1.08 per $1,000 of Eligible Death Benefit	$.01 to $83.33 per $1,000 of Eligible Death Benefit
Charge for a Representative Insured[2]	Monthly	$.02 per $1,000 of Eligible Death Benefit	$.02 per $1,000 of Eligible Death Benefit
Children’s Term Insurance Rider	Monthly	$.40 per $1,000 of rider face amount	$.40 per $1,000 of rider face amount
Waiver of Monthly Deduction Rider[3]
Minimum and Maximum Charge	Monthly	$.00 to $61.44 per $100 of Monthly Deduction	$.00 to $61.44 per $100 of Monthly Deduction
Charge in the first Policy year for a Representative insured[4]	Monthly	$6.30 per $100 of Monthly Deduction	$6.30 per $100 of Monthly Deduction
Waiver of Specified Premium Rider
Minimum and Maximum Charge	Monthly	$.00 to $21.75 per $100 of Specified Premium	$.00 to $21.75 per $100 of Specified Premium
Charge in the first Policy year for a Representative Insured[4]	Monthly	$3.00 per $100 of Specified Premium	$3.00 per $100 of Specified Premium
1	The charge for the Guaranteed Survivor Income Benefit Rider varies based on individual characteristics, including the rider’s Eligible Death Benefit and the insured’s age, risk class, and (except for unisex Policies) sex. The rider change may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the rider charge that would apply for a particular insured by contacting your financial representative.
2	The Representative Insured is a male, age 35, in the preferred nonsmoker risk class, under a Policy with an Eligible Death Benefit of $400,000.
3	The charge for this rider varies based on individual characteristics, including the insured’s age, risk class, and (except for unisex Policies) sex. The rider change may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the rider charge that would apply for a particular insured by contacting your financial representative.
4	The Representative Insured is a male, age 35, in the standard nonsmoker risk class.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deductible
Options to Purchase Additional Insurance Coverage Rider[1]
Minimum and Maximum Charge	Monthly	$.02 to $.25 per $1,000 of Option amount	$.02 to $.25 per $1,000 of Option amount
Charge for a Representative Insured[2]	Monthly	$.02 per $1,000 of Option amount	$.02 per $1,000 of Option amount
Accidental Death Benefit Rider[1]
Minimum and Maximum Charge	Monthly	$.00 to $.34 per $1,000 of rider face amount	$.00 to $83.33 per $1,000 of rider face amount
Charge in the first Policy year for a Representative Insured[4]	Monthly	$.05 per $1,000 of rider face amount	$.08 per $1,000 of rider face amount
Guaranteed Minimum Death Benefit Rider[1,3]
Minimum and Maximum Charge	Monthly	$.03 to $.14 per $1,000 of net amount at risk	$.03 to $83.33 per $1,000 of net amount at risk
Charge for a Representative Insured[5]	Monthly	$.03 per $1,000 of net amount at risk	$.03 per $1,000 of net amount at risk
Acceleration of Death Benefit Rider	At time of benefit payment	Not currently charged	One-time fee of $150
Overloan Protection Rider	At time of exercise	One-time fee of 3.5% of Policy cash value	One-time fee of 3.5% of Policy cash value
1	The charge for this rider varies based on individual characteristics, including the insured’s age, risk class, and (except for unisex Policies) sex. The rider change may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the rider charge that would apply for a particular insured by contacting your financial representative.
2	The Representative Insured is a male, age 25, in the preferred nonsmoker risk class.
3	The charge shown applicable to both the Guaranteed Minimum Death Benefit to Age 85 Rider and the Guaranteed Minimum Death Benefit to Age 121 Rider.
4	The Representative Insured is a male, age 35, in the elite nonsmoker risk class.
5	The Representative Insured is a male, age 35, in the preferred nonsmoker risk class.
Annual Portfolio Operating Expenses
The next table describes the Portfolio fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. The table shows the minimum and maximum total operating expenses charged by the Portfolios for the fiscal year ended December 31, 2019. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the table that follows and in the prospectus for each Portfolio.

Annual Operating Expenses
(as a percentage of average net assets)
Minimum and Maximum Total Annual Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Bond Fund	0.36%	0.25%	0.04%	—	0.65%	—	0.65%
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio — Class B	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio — Class B	0.06%	0.25%	0.01%	0.42%	0.74%	—	0.74%
American Funds® Growth Allocation Portfolio — Class B	0.06%	0.25%	0.01%	0.43%	0.75%	—	0.75%
American Funds® Moderate Allocation Portfolio — Class B	0.06%	0.25%	0.02%	0.41%	0.74%	—	0.74%
AQR Global Risk Balanced Portfolio — Class B	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio — Class B	0.66%	0.25%	0.02%	0.07%	1.00%	0.05%	0.95%
Brighthouse Asset Allocation 100 Portfolio — Class A	0.07%	—	0.02%	0.66%	0.75%	—	0.75%
Brighthouse Balanced Plus Portfolio — Class B	0.24%	0.25%	0.01%	0.45%	0.95%	0.01%	0.94%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Templeton International Bond Portfolio — Class A	0.60%	—	0.08%	—	0.68%	—	0.68%
Brighthouse/Wellington Large Cap Research Portfolio — Class A	0.56%	—	0.03%	—	0.59%	0.04%	0.55%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%

Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Balanced-Risk Allocation Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.02%	0.92%
Invesco Global Equity Portfolio — Class A	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Global Active Allocation Portfolio — Class B	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Global Allocation Portfolio — Class A	0.70%	—	0.08%	—	0.78%	0.01%	0.77%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MetLife Multi-Index Targeted Risk Portfolio — Class B	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio — Class A	0.70%	—	0.04%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PanAgora Global Diversified Risk Portfolio — Class B	0.65%	0.25%	0.20%	0.02%	1.12%	—	1.12%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class A	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
Schroders Global Multi-Asset Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio — Class A	0.31%	—	0.01%	0.20%	0.52%	—	0.52%
SSGA Growth ETF Portfolio — Class A	0.32%	—	0.03%	0.21%	0.56%	—	0.56%
T. Rowe Price Mid Cap Growth Portfolio — Class A	0.75%	—	0.03%	—	0.78%	—	0.78%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
Brighthouse Asset Allocation 20 Portfolio	0.10%	—	0.03%	0.63%	0.76%	0.03%	0.73%
Brighthouse Asset Allocation 40 Portfolio	0.06%	—	—	0.63%	0.69%	—	0.69%
Brighthouse Asset Allocation 60 Portfolio	0.05%	—	—	0.64%	0.69%	—	0.69%
Brighthouse Asset Allocation 80 Portfolio	0.05%	—	0.01%	0.65%	0.71%	—	0.71%

Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio	0.71%	—	0.04%	—	0.75%	0.02%	0.73%
Jennison Growth Portfolio	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio	0.90%	—	0.07%	0.01%	0.98%	0.09%	0.89%
Loomis Sayles Small Cap Growth Portfolio	0.90%	—	0.08%	—	0.98%	0.09%	0.89%
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.05%	0.01%	0.31%	—	0.31%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio	0.57%	—	0.06%	—	0.63%	—	0.63%
MFS® Value Portfolio	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
VanEck Global Natural Resources Portfolio	0.78%	—	0.03%	0.01%	0.82%	0.06%	0.76%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	0.46%	0.25%	—	0.01%	0.72%	0.01%	0.71%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.03%	—	0.96%	—	0.96%
The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
The American Funds Insurance Series and the Franklin Templeton Variable Insurance Products Trust are not affiliated with Brighthouse Life Insurance Company. For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

HOW THE POLICY WORKS

Premium Payments

- Flexible
- Planned premium options
- Guaranteed Minimum Death Benefit premium (5-year, 20-year, or to age 65)

Charges from Premium Payments

- Sales Load: 2.25% up to Target Premium per Policy year (maximum 2.25% on all premiums)
- Premium Tax Charge: 2.0%
- Charge for Federal Taxes: 1.25%

Cash Values

- Net premium payments invested in your choice of Portfolio investments (after an initial period in the Fixed Account) or the Fixed Account
- The cash value reflects investment experience, interest, premium payments, policy charges and any distributions from the Policy
- We do not guarantee the cash value invested in the Portfolios
- Any earnings you accumulate are generally free of any current income taxes
- You may change the allocation of future net premiums at any time. You may transfer funds among Investment Divisions (and to the Fixed Account). Currently we do not limit the number of Investment Division transfers you can make in a Policy year (subject to restrictions we impose on frequent transfers).
- We reserve the right to impose a $25 charge on each partial withdrawal and on each Investment Division transfer (including a transfer between an Investment Division and the Fixed Account)
- We may limit the amount of transfers from (and in some cases to) the Fixed Account

Daily Deductions from Assets of the Separate Account

- Investment advisory fees and other expenses are deducted from the Portfolio values

Beginning of Month Charges

- We deduct the cost of insurance protection (reflecting any substandard risk rating) from the cash value each month
- Any Rider Charges
- Policy Charge: $15.00 per month first year and $8.00 per month thereafter for Policies issued with face amounts of $50,000 or greater, but less than $250,000; $12.00 per month first year and $9.00 per month thereafter for Policies issued with face amounts of less than $50,000
- Coverage Expense Charge: Monthly charge imposed on base Policy face amount that applies during the first eight Policy years or during the first eight years following a face amount increase (in all years on a guaranteed basis).
- Mortality and Expense Risk Charge applied against the cash value in the Separate Account at a maximum annual rate of .80% in Policy years 1-10; .35% in Policy years 11-19; .20% in Policy years 20-29; and .05% thereafter

Loans

- You may borrow your cash value
- Loan interest charge is 4.0% in Policy years 1-10 and 3.0% thereafter.
- We transfer loaned funds out of the Fixed Account and the Investment Divisions into the Loan Account where we credit them with not less than 3.0% interest.

Retirement Benefits

- Fixed settlement options are available for policy proceeds

Death Benefit

- Level, Variable and combined Level/Variable Death Benefit Options
- Guaranteed not to be less than face amount (less any loan and loan interest) if the Guaranteed Minimum Death Benefit is in effect.
- On or after age 121, under Options A and C, equal to the greater of (1) the face amount of the Policy as of the insured's age 121; and (2) 101% of the Policy's cash value. Under Option B, the face amount of the Policy as of the insured's age 121, plus the Policy's cash value.
- Generally income tax free to named beneficiary; may be subject to estate tax.

Surrender Charge

- Applies on lapse, surrender, face amount reduction, or partial withdrawal or change in death benefit option that results in face reduction in first ten Policy years (or in the first ten Policy years following a face amount increase). Maximum charge applies in up to the first three Policy years. Thereafter, the charge decreases on a monthly basis over the remaining years of the surrender charge period.

Living Benefits

- If policyholder has elected and qualified for benefits for disability and becomes totally disabled, we will waive the monthly deduction or a specified amount of monthly premium during the period of disability up to certain limits.
- You may surrender the Policy at any time for its cash surrender value
- Deferred income taxes, including taxes on certain amounts borrowed, become payable upon surrender or lapse
- Grace period for lapsing with no value is 62 days from the first date in which Monthly Deduction was not paid due to insufficient cash value
- Subject to our rules, you may reinstate a lapsed Policy within three years of date of lapse if it has not been surrendered

The Company, The Separate Account
and The Portfolios
The Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
The Separate Account
Brighthouse Variable Life Account A is the funding vehicle for the Policies. The Separate Account was established by the Board of Directors of our predecessor, MetLife Investors USA Insurance Company under Delaware law on November 15, 2005. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains or losses. Although we own the assets of the Separate Account, applicable law provides that the portion of the Separate Account assets equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities that arise out of any other business we conduct. This means that the assets of the Separate Account are not available to meet the claims of our general creditors, and may only be used to support the cash values of the variable life insurance policies issued by the Separate Account.
We are obligated to pay the death benefit under the Policy even if that amount exceeds the Policy’s cash value in the Separate Account. The amount of the death benefit that exceeds the Policy’s cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. BLIC is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.
The investment adviser to certain of the Portfolios offered with the Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
The Portfolios
Each Investment Division of the Separate Account invests in a corresponding Portfolio. Each Portfolio is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Portfolios are the American Funds Insurance Series®, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Franklin Templeton Variable Insurance Products Trust. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Portfolios.
The adviser, sub-adviser and investment objective of each Portfolio are as follows:

Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Bond Fund	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio — Class B	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class A	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Templeton International Bond Portfolio — Class A	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.

Portfolio	Investment Objective	Investment Adviser/Subadviser
Invesco Balanced-Risk Allocation Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio — Class A	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio — Class B	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class A	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio — Class A	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.

Portfolio	Investment Objective	Investment Adviser/Subadviser
SSGA Growth ETF Portfolio — Class A	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Portfolio	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC

For more information regarding the Portfolios and their investment advisers and subadvisers, see the Portfolio prospectuses and their Statements of Additional Information, which you can obtain by calling 1-800-638-5000.
The Portfolios’ investment objectives may not be met. The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Portfolios may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund.
The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
•	AB Global Dynamic Allocation Portfolio
•	AQR Global Risk Balanced Portfolio
•	BlackRock Global Tactical Strategies Portfolio
•	Invesco Balanced-Risk Allocation Portfolio
•	JPMorgan Global Active Allocation Portfolio
•	Brighthouse Balanced Plus Portfolio
•	MetLife Multi-Index Targeted Risk Portfolio
•	PanAgora Global Diversified Risk Portfolio
•	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance.
This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Policy’s cash value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Portfolios may offer the potential for higher returns.
Share Classes of the Portfolios
The Portfolios offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Portfolios may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Portfolio, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Funds Insurance Series and the Franklin Templeton Variable Insurance Products Trust, we offer Class 2 shares only; for Brighthouse Funds Trust I, we offer Class A and Class B shares; and for Brighthouse Funds Trust II, we offer Class A shares only.
Certain Payments We Receive with Regard to the Portfolios
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in our role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See “Fee Tables—Annual Portfolio Operating Expenses” for information on the management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Portfolio’s 12b-1 Plan, if any, is described in more detail in the Portfolio’s prospectus. (See “Fee Tables—Annual Portfolio Expenses” and “Distribution of the Policies.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our Distributor. Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
For more specific information on the amounts we may receive on account of your investment in the Portfolios, you may call us toll free at 1-800-638-5000.
Selection of the Portfolios
We select the Portfolios offered through the Policy based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive with Regard to the Portfolios” above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments and/or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Policy Owners. We may include Portfolios based on recommendations from selling firms. In some cases, the selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.
Voting Rights
We own the Portfolio shares held in the Separate Account and have the right to vote those shares at meetings of the Portfolio shareholders. However, to the extent required by Federal securities law, we will give you, as Policy Owner, the right to instruct us how to vote the shares that are attributable to your Policy.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withhold from voting on, any proposition in the same proportion as the shares held in that Investment Division for all policies for which we have received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of a vote.
We will vote Portfolio shares held by our general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.
We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of a Portfolio if required by state insurance law, or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is prohibited by state authorities or inconsistent with an Investment Division’s investment objectives. If we do disregard voting instructions, the next semi-annual report to Policy Owners will include a summary of that action and the reasons for it.
Rights Reserved by BLIC
We and our affiliates may change the voting procedures and vote Portfolio shares without Policy Owner instructions, if the securities laws change. We also reserve the right: (1) to add Investment Divisions; (2) to combine Investment Divisions; (3) to substitute shares of another registered open-end management investment company, which may have different fees and expenses, for shares of a Portfolio; (4) to substitute or close an Investment Division to allocations of premium payments or cash value or both, and to existing investments or the investment of future premiums, or both, for any class of Policy or Policy Owner, at any time in our sole discretion; (5) to operate the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form; (6) to deregister the Separate Account under the Investment Company Act of 1940; (7) to combine it with other Separate Accounts; and (8) to transfer assets supporting the Policies from one Investment Division to another or from the Separate Account to other Separate Accounts, or to transfer assets to our general account as permitted by applicable law. We will exercise these rights in accordance with applicable law, including approval of Policy Owners if required. We will notify you if exercise of any of these rights would result in a material change in the Separate Account or its investments.
We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
The Policies
Purchasing a Policy
To purchase a Policy, you must submit a completed application and an initial premium to us at our Designated Office. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) The minimum face amount for the base Policy is $50,000 unless we consent to a lower amount. For Policies acquired through a pension or profit sharing plan qualified under Section 401 of the Internal Revenue Code of 1986, the minimum face amount is $25,000.
The Policies are available for insureds age 85 or younger. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.
Replacing Existing Insurance
It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we may not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

Policy Owner and Beneficiary
The Policy Owner is named in the application but may be changed from time to time. While the insured is living and the Policy is in force, the Policy Owner may exercise all the rights and options described in the Policy, subject to the terms of any beneficiary designation or assignment of the Policy. These rights include selecting and changing the beneficiary, changing the owner, changing the face amount of the Policy and assigning the Policy. At the death of the Policy Owner who is not the insured, his or her estate will become the Policy Owner unless a successor Policy Owner has been named. The Policy Owner’s rights (except for rights to payment of benefits) terminate at the death of the insured.
The beneficiary is also named in the application. You may change the beneficiary at any time before the death of the insured, unless the beneficiary designation is irrevocable. The beneficiary has no rights under the Policy until the death of the insured and must survive the insured in order to receive the death proceeds. If no named beneficiary survives the insured, we pay proceeds to the Policy Owner.
A change of Policy Owner or beneficiary is subject to all payments made and actions taken by us under the Policy before we receive a signed change form. You can contact your financial representative or our Designated Office for the procedure to follow.
You may assign (transfer) your rights in the Policy to someone else. An absolute assignment of the Policy is a change of Policy Owner and beneficiary to the assignee. A collateral assignment of the Policy does not change the Policy Owner or beneficiary, but their rights will be subject to the terms of the assignment. Assignments are subject to all payments made and actions taken by us under the Policy before we receive a signed copy of the assignment form. We are not responsible for determining whether or not an assignment is valid. Changing the Policy Owner or assigning the Policy may have tax consequences. (See “Tax Considerations” below.)
24 Month Conversion Right
General Right.    Generally, during the first two Policy years, you may convert the Policy to fixed benefit coverage by exchanging the Policy for a fixed benefit life insurance policy agreed to by us and issued by us or an affiliate that we name provided that you repay any Policy loans and loan interest, and the Policy has not lapsed. We make the exchange without evidence of insurability. The new policy will have the same base Policy face amount as that being exchanged. The new policy will have the same issue age, risk class and Policy Date as the variable life Policy had.
Contact our Designated Office or your financial representative for more specific information about the 24 Month Conversion Right. The exchange may result in a cost or credit to you. On the exchange, you may need to make an immediate premium payment on the new policy in order to keep it in force.
Premiums
Flexible Premiums
Subject to the limits described below, you choose the amount and frequency of premium payments. You select a Planned Premium schedule, which consists of a first-year premium amount and an amount for subsequent premium payments. This schedule appears in your Policy. Your Planned Premiums will not necessarily keep your Policy in force. You may skip Planned Premium payments or make additional payments. Additional payments could be subject to underwriting. No payment can be less than $50, except with our consent.
You can pay Planned Premiums on an annual, semi-annual or quarterly schedule, or on a monthly schedule if payments are drawn directly from your checking account under our pre-authorized checking arrangement. We will send premium notices for annual, semi-annual or quarterly Planned Premiums. You may make payments by check or through our pre-authorized checking arrangement. You can change your Planned Premium schedule by sending your request to us at our Designated Office. You may not make premium payments on or after the Policy anniversary when the insured reaches age 121, except for premiums required during the grace period.
If any payments under the Policy exceed the “7-pay limit” under Federal tax law, your Policy will become a modified endowment contract and you may have more adverse tax consequences with respect to certain distributions than would otherwise be the case if premium payments did not exceed the “7-pay limit.” Information about your “7-pay limit” is found in your Policy illustration. If we receive a premium payment 30 days or less before the anniversary of the 7-pay testing period that exceeds the “7-pay limit” and would cause the Policy to become a modified endowment contract, and waiting until the anniversary to apply that payment would prevent the Policy from becoming a modified endowment contract, we may retain the premium payment in a non-interest bearing account and apply the payment to the Policy on the anniversary. If we follow this procedure, we will notify you and give you the option of having the premium payment applied to the Policy before the anniversary. Otherwise, if you make a premium payment that exceeds the “7-pay limit,” we will apply the payment to the Policy according to our standard procedures described below and notify you that the Policy has become a modified endowment contract. In addition, if you have selected the guideline premium test, Federal tax law limits the amount of premiums that you can pay under the Policy. You need our consent if, because of tax law requirements, a payment would increase the Policy’s death benefit by more than it would increase cash value. We may require evidence of insurability before accepting the payment.
We allocate net premiums to your Policy’s Investment Divisions as of the date we receive the payments at our Designated Office (or at our Administrative Office in Tampa, Florida), if they are received before the close of regular trading on the New York Stock Exchange. Payments received after that time, or on a day that the New York Stock Exchange is not open, will be allocated to your Policy’s Investment Divisions on the next day that the New York Stock Exchange is open. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)
Under our current processing, we treat any payment received by us as a premium payment unless it is clearly marked as a loan repayment.
Amount Provided for Investment under the Policy
Investment Start Date.    Your initial net premium receives Separate Account investment performance and/or Fixed Account interest as of the investment start date. The investment start date is the later of the Policy Date and the date we first receive a premium payment for the Policy at our Designated Office. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)
Premium with Application.    If you make a premium payment with the application, unless you request otherwise, the Policy Date is the date the policy application is approved. Monthly Deductions begin on the Policy Date. You may only make one premium payment with the application. The minimum amount you must pay is set forth in the application. If we decline an application, we refund the premium payment made.
If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement beginning on the later of the date the application is signed or on the date of any required medical examination. (See “Death Benefits.”)
Premium on Delivery.    If you pay the initial premium upon delivery of the Policy, unless you request otherwise, the Policy Date and the investment start date are the date your premium payment is received at our Designated Office. Monthly Deductions begin on the Policy Date.
Backdating.    We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the date the Policy application is approved. You may wish to backdate so that you can obtain lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must also pay the minimum premiums due for the period between the Policy Date and the investment start date. As of the investment start date, we allocate the net premiums to the Policy, adjusted for monthly Policy charges. For a backdated Policy, the investment start date is the later of the date the policy application is approved and the date your premium is received at our Designated Office.
Right to Examine Policy
You may cancel the Policy within ten days (more in some states) after you receive it. You may return the Policy to our Designated Office (see “Receipt of Communications and Payments at BLIC’s Designated Office”) or your financial representative. Insurance coverage ends as soon as you return the Policy (determined by postmark, if the Policy is mailed). If you cancel the Policy, depending on state law, we refund either: (a) premiums paid, or (b) the Policy's cash value, plus any charges deducted from the premiums paid.

For Policies issued in California.    If you are age 60 or older, you may cancel the Policy within 30 days after you receive it. If you elected on the Policy application to allocate 100% of your initial net premium to the Fixed Account, we will generally refund the premiums you paid; if you elected to allocate less than 100% of your initial net premium to the Fixed Account, we will refund the Policy’s cash value. See the Policy for additional information.
Allocation of Net Premiums
We allocate your initial net premium to the Investment Divisions and/or the Fixed Account as of the investment start date. In states that require a refund of premiums if you exercise the Right to Examine Policy provision, we will hold your initial net premium in the Fixed Account for twenty days, and then we make the allocation among the Investment Divisions as you choose. In states that require a return of cash value if you exercise the Right to Examine Policy provision, we will allocate your initial net premium to the Investment Divisions when we receive it. You may allocate any whole percentage to an Investment Division.
You make the initial premium allocation when you apply for a Policy. You can change the allocation of future premiums at any time thereafter. The change will be effective for premiums applied on or after the date when we receive your request. You may request the change by telephone, by written request (which may be telecopied to us) or over the Internet. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)
When we allocate net premiums to your Policy’s Investment Divisions, we convert them into accumulation units of the Investment Divisions. We determine the number of accumulation units by dividing the dollar amount of the net premium by the accumulation unit value. For your initial premium, we use the accumulation unit value on the investment start date in states that require a return of cash value if you exercise the Right to Examine Policy provision. In states that require a refund of premiums if you exercise the Right to Examine Policy provision, we use the accumulation unit value on the date your initial net premium is transferred from the Fixed Account to the Investment Divisions. For subsequent premiums, we use the accumulation unit value next determined after receipt of the payment. (See “Cash Value.”)
For Policies issued in California.    If you are age 60 or older and you allocate 100% of your initial net premium to the Fixed Account in order to receive a refund of premiums should you cancel the Policy during the Right to Examine Policy period, we will not automatically transfer your cash value or reallocate your future premiums to the Investment Divisions once the Right to Examine Policy period has ended. You must contact us to request a transfer or reallocation.
Receipt of Communications and Payments at BLIC’S Designated Office
We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange—even if due to our delay (such as a delay in answering your telephone call).
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including Investment Division recommendations).
The Designated Office for premium payments is printed on the billing statement we mail to you. If you do not have your billing statement you may call us at 1-800-638-5000 to obtain the address. The address to use depends on whether you purchased the Policy through a financial representative of our former affiliates MetLife Securities, Inc. or New England Securities Corporation, or through another financial representative. If you purchased the Policy through a financial representative of MetLife Securities, Inc. or New England Securities Corporation, premium payments should be mailed to BLIC, P.O. Box 371351, Pittsburgh, PA 15250-7351. If your representative was not registered with one of these two former affiliates, premium payments should be mailed to BLIC, P.O. Box 371862, Pittsburgh, PA 15250-7862. The Designated Office for other transactions is as follows:
Payment Inquiries and Correspondence	BLIC P.O. Box 354 Warwick, RI 02887-0354
Beneficiary and Ownership Changes	BLIC P.O. Box 313 Warwick, RI 02887-0313
Surrenders, Loans, Withdrawals and Investment Division Transfers	BLIC P.O. Box 543 Warwick, RI 02887-0543
Cancellations (Right to Examine Policy Period)	BLIC Free Look Unit 500 Schoolhouse Road Johnstown, PA 15904
Death Claims	BLIC P.O. Box 353 Warwick, RI 02887-0353
Investment Division Transfers and Other Telephone Transactions and Inquiries	(800) 638-5000
You may request a cash value transfer or reallocation of future premiums by written request (which may be telecopied) to us, by telephoning us or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your financial representative or contact us at 1-800-638-5000. To request a transfer over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine are your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.
Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.
If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.
Cybersecurity
Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on

BLIC and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate unit values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Divisions invest, and it is possible the Portfolios underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Divisions will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Divisions invest.
Payment of Proceeds
We ordinarily pay any cash surrender value, loan value or death benefit proceeds from the Investment Divisions within seven days after we receive a request, or satisfactory proof of death of the insured (and any other information we need to pay the death proceeds). (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) However, we may delay payment (except when a loan is made to pay a premium to us) or transfers from the Investment Divisions: (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closing), or if trading on the New York Stock Exchange is restricted as determined by the SEC; or (ii) if an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.
We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, facsimile, Internet or other means of communications to verify that payment from the Policy Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available in the Statement of Information and on request from our Designated Office. We will pay interest on the proceeds as required by applicable state law.
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your beneficiary designation—including complete names and complete address—if and as they change. You should contact our Designated Office in order to make a change to your beneficiary designation. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)

Cash Value
Your Policy’s total cash value includes its cash value in the Separate Account and in the Fixed Account. If you have a Policy loan, the cash value also includes the amount we hold in the Loan Account as a result of the loan. The cash value reflects:
—	net premium payments
—	the net investment experience of the Policy’s Investment Divisions
—	interest credited to cash value in the Fixed Account
—	interest credited to amounts held in the Loan Account for a Policy loan
—	the death benefit option you choose
—	Policy charges
—	partial withdrawals
—	transfers among the Investment Divisions and the Fixed Account.
The Policy’s total cash value in the Separate Account equals the number of accumulation units credited in each Investment Division multiplied by that Investment Division’s accumulation unit value. We convert any premium, interest earned on loan cash value, or cash value allocated to an Investment Division into accumulation units of the Investment Division. Surrenders, partial withdrawals, Policy loans, transfers and charges deducted from the cash value reduce the number of accumulation units credited in an Investment Division. We determine the number of accumulation units by dividing the dollar amount of the transaction by the Investment Division’s accumulation unit value next determined following the transaction. (In the case of an initial premium, we use the accumulation unit value on the investment start date.)
The accumulation unit value of an Investment Division depends on the net investment experience of its corresponding Portfolio and reflects fees and expenses of the Portfolio. We determine the accumulation unit value as of the close of regular trading on the New York Stock Exchange on each day that the Exchange is open for trading by multiplying the most recent accumulation unit value by the net investment factor (“NIF”) for that day (see below).
The NIF for an Investment Division reflects:
—	the change in net asset value per share of the corresponding Portfolio (as of the close of regular trading on the Exchange) from its last value,
—	the amount of dividends or other distributions from the Portfolio since the last determination of net asset value per share, and
—	any deductions for taxes that we make from the Separate Account.
The NIF can be greater or less than one.
Death Benefits
If the insured dies while the Policy is in force, we pay a death benefit to the beneficiary. Coverage under the Policy generally begins when you pay the initial premium. If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement for a limited time that begins on the later of the date we receive the premium payment or the date of any required medical examination. Temporary coverage is not available for proposed insureds who have received medical treatment for, or been diagnosed as having, certain conditions or diseases specified in the temporary insurance agreement. The maximum temporary coverage is the lesser of the amount of insurance applied for and $1,000,000. These provisions vary in some states.
Death Benefit Options.    When you apply for a Policy, you must choose among three death benefit options. If you fail to select a death benefit option in the application, we will seek the required information from you.
The Option A death benefit is equal to the face amount of the Policy. The Option A death benefit is fixed, subject to increases required by the Internal Revenue Code of 1986 (the “Code”).

The Option B death benefit is equal to the face amount of the Policy, plus the Policy’s cash value, if any. The Option B death benefit is also subject to increases required by the Code.
The Option C death benefit (available if the insured is age 60 or younger) is equal to the face amount of the Policy plus the Policy’s cash value until the insured attains age 65, at which time we will increase the Policy’s face amount by the amount of the Policy’s cash value and thereafter the death benefit will remain level, at the increased face amount, subject to increases required by the Code.
Choice of Tax Test.    The Internal Revenue Code requires the Policy’s death benefit to be not less than an amount defined in the Code. As a result, if the cash value grows to certain levels, the death benefit increases to satisfy tax law requirements.
When you apply for your Policy, you select which tax test will apply to the death benefit. You will choose between: (1) the guideline premium test, and (2) the cash value accumulation test. The test you choose at issue cannot be changed.
Under the guideline premium test, the amount of premium that can be paid is subject to tax law limits. Additionally, the death benefit will not be less than the cash value times the guideline premium factor. See Appendix A.
Under the cash value accumulation test, the death benefit will not be less than the cash value times the net single premium factor set by the Code. Net single premium factors are based on the age, smoking status, and sex (if not unisex) of the insured at the time of the calculation. Sample net single premium factors appear in Appendix A.
If cash value growth in the later Policy years is your main objective, the guideline premium test may be the appropriate choice because it does not require as high a death benefit as the cash value accumulation test, and therefore cost of insurance charges may be lower, once the Policy’s death benefit is subject to increases required by the Code. If you select the cash value accumulation test, you can generally make a higher amount of premium payments for any given face amount, and a higher death benefit may result in the long term. If cash value growth in the early Policy years is your main objective, the cash value accumulation test may be the appropriate choice because it allows you to invest more premiums in the Policy for each dollar of death benefit.
Age 121.    The death benefit payable under Option A or Option C on or after the insured’s attained age 121 will be the greater of:
—	101% of the cash value on the date of death, or
—	the face amount of the base Policy on the Policy anniversary at the insured’s attained age 121.
The death benefit payable under Option B on or after the insured’s attained age 121 will be the face amount of the base Policy on the Policy anniversary at the insured’s attained age 121, plus the cash value on the date of death.
The tax consequences of keeping the Policy in force beyond the insured’s attained age 121 are unclear.
Death Proceeds Payable
The death proceeds we pay are equal to the death benefit on the date of the insured’s death, reduced by any outstanding loan and accrued loan interest on that date. If death occurs during the grace period, we reduce the proceeds by the amount of unpaid Monthly Deductions. (See “Lapse and Reinstatement.”) We increase the death proceeds (1) by any rider benefits payable and (2) by any cost of insurance charge made for a period beyond the date of death. Riders that can have an effect on the amount of death proceeds payable are the Accelerated Death Benefit Rider, the Accidental Death Benefit Rider and the Options to Purchase Additional Insurance Coverage Rider. (See “Additional Benefits by Rider.”)
We may adjust the death proceeds if the insured’s age or sex was misstated in the application, if death results from the insured’s suicide within two years (less in some states) from the Policy’s date of issue, or if a rider limits the death benefit.
Suicide.    If the insured, while sane or insane, commits suicide within two years (or less, if required by state law) from the date of issue, the death benefit will be limited to premiums paid, less any partial withdrawals, less any loan and loan interest outstanding on the date of death. If the insured, while sane or insane, commits suicide within two years (or less, if required by state law) after the effective date of an increase in face amount, the death benefit for such increase may be limited to the Monthly Deductions for the increase. (Where required by state law, we determine the death benefit under this provision by using the greater of: the reserve of the insurance which is subject to the provision; and the amounts used to purchase the insurance which is subject to the provision.)
Change in Death Benefit Option
After the first Policy year you may change your death benefit option, subject to our underwriting rules, by written request to our Designated Office. The change will be effective on the monthly anniversary on or following the date we approve your request. We may require proof of insurability. A change in death benefit option may have tax consequences.
If you change from Option A (or from Option C after the insured’s attained age 65) to Option B (or to Option C on or before the insured’s attained age 60), we reduce the Policy’s face amount if necessary so that the death benefit is the same immediately before and after the change. A face amount reduction below $50,000 requires our consent. If we reduce the face amount, we will first reduce any prior increases in face amount that you applied for, in the reverse order in which the increases occurred, then any remaining initial face amount, and then any increase in face amount from a prior change in death benefit option, but not below the Policy minimum. A partial withdrawal of cash value may be necessary to meet Federal tax law limits on the amount of premiums that you can pay into the Policy. A Surrender Charge may apply to a Policy face amount reduction or partial withdrawal that reduces the face amount on a change from Option A (or from Option C after the insured’s attained age 65) to Option B (or to Option C on or before the insured’s attained age 60). (See “Surrender Charge.”) In addition, if the face amount reduction occurs within 12 months after a face amount increase, we will deduct a proportionate part of the Coverage Expense Charges due with respect to the face amount increase for the remainder of the 12-month period.
If you change from Option B (or from Option C on or before the insured’s attained age 65) to Option A, we increase the Policy’s face amount, if necessary, so that the death benefit is the same immediately before and after the change. This increase in face amount is not subject to the Coverage Expense Charge and will not be subject to any Surrender Charge.
Increase in Face Amount
You may increase the Policy’s face amount. We require satisfactory evidence of insurability, and the insured’s attained age must be 85 or less. The minimum amount of increase permitted is $5,000. The increase is effective on the monthly anniversary on or next following our approval of your request. Requests for face amount increases should be submitted to our Designated Office. An increase in face amount may have tax consequences.
The face amount increase will have its own Target Premium, as well as its own Surrender Charge, current cost of insurance rates, Coverage Expense Charge and Right to Examine Policy and suicide and contestability periods as if it were a new Policy. (See “Surrender Charge”, “Monthly Deduction from Cash Value”, “Partial Withdrawal” and “Reduction in Face Amount.”) When calculating the monthly cost of insurance charge, we attribute the Policy’s cash value first to any remaining initial face amount (including any increase in face amount from a prior change in death benefit option), then to any face amount increases in the order in which they were issued, for purposes of determining the net amount at risk.
We reserve the right to (i) restrict certain Policy changes, such as death benefit increases, or (ii) require the issuance of a new Policy in connection with such Policy changes if we deem it administratively necessary or prudent to do so in order to comply with applicable law, including applicable Federal income tax law.
Reduction in Face Amount
After the first Policy year, you may reduce the face amount of your Policy without receiving a distribution of any Policy cash value. If you reduce the face amount of your Policy, we deduct any Surrender Charge that applies from the Policy’s cash value in proportion to the amount of the face amount reduction. If the face amount of your Policy is reduced in the first year following a face amount increase, we will also deduct a proportionate part of the Coverage Expense Charges due for the remainder of the first year following the face amount increase.
A face amount reduction will decrease the Policy’s death benefit unless we are increasing the death benefit to satisfy Federal income tax laws, in which case a face amount reduction will not decrease the death benefit unless we deduct a

Surrender Charge from the cash value. A reduction in face amount in this situation may not be advisable. The amount of any face reduction must be at least $5,000, and the face amount remaining after a reduction must meet our minimum face amount requirements for issue, except with our consent.
If you choose to reduce your Policy’s face amount, unless you request otherwise, we will first decrease any prior increases in base Policy face amount that you applied for, in the reverse order in which the increases occurred, then any remaining initial base Policy face amount, and then any increase in face amount from a prior change in death benefit option.
A reduction in face amount reduces the Federal tax law limits on the amount of premiums that you can pay under the Policy under the guideline premium test. In these cases, a portion of the Policy’s cash value may have to be paid to you to comply with Federal tax law.
A face amount reduction takes effect on the monthly anniversary on or next following the date we receive your request. You can contact your financial representative or the Designated Office for information on face amount reduction procedures.
A reduction in the face amount of a Policy may create a modified endowment contract or have other adverse tax consequences. If you are contemplating a reduction in face amount, you should consult your tax adviser regarding the tax consequences of the transaction. (See “Tax Considerations.”)
Surrenders and Partial Withdrawals
Surrender
You may surrender the Policy for its cash surrender value at any time while the insured is living. We determine the cash surrender value as of the date when we receive the surrender request. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) The cash surrender value equals the cash value reduced by any Policy loan and accrued interest and by any applicable Surrender Charge. (See “Surrender Charge.”) If you surrender the Policy in the first Policy year (or in the first year following a face amount increase), we will also deduct an amount equal to the remaining first year Coverage Expense Charges. We reserve the right to also deduct an amount equal to the remaining first year Policy Charges.
If you surrender the Policy, coverage will terminate on the monthly anniversary on or next following the date of surrender. If the insured dies on or after the surrender date, but before the termination date, we will reverse the surrender and will pay the Policy’s death benefit to the beneficiary, but we will deduct from the death proceeds an amount equal to the cash surrender value paid to you.
You may apply all or part of the surrender proceeds to a payment option. Once a Policy is surrendered, all coverage and benefits cease and cannot be reinstated. A surrender may result in adverse tax consequences. (See “Tax Considerations” below.)
The Policies are designed to be long-term investments. As a result, you should be aware that if you surrender your Policy in the first Policy year, the Surrender Charge is likely to exceed the cash value of your Policy and you will receive no proceeds upon surrender.
Partial Withdrawal
After the first Policy anniversary you may withdraw a portion of the Policy’s cash surrender value. A partial withdrawal reduces the Policy’s death benefit and may reduce the Policy’s face amount if necessary so that the amount at risk under the Policy will not increase. A partial withdrawal may also reduce rider benefits. The minimum amount of a partial withdrawal request must be $500.
We have the right to limit partial withdrawals to no more than 90% of the cash surrender value. In addition, a partial withdrawal will be limited by any restriction that we currently impose on withdrawals from the Fixed Account. (See “The Fixed Account.”) Currently, we permit partial withdrawals equal to the lesser of 100% of the Policy’s cash surrender value in the Separate Account as of the beginning of the year, or the maximum amount that can be withdrawn without causing the Policy’s face amount to fall below the minimum permitted. (However, we may allow the face amount to fall below the minimum if the Policy has been in force for at least 15 years and the insured’s attained age is greater than 55.) You may not make a partial withdrawal that would reduce your cash surrender value to less than the amount of two Monthly Deductions.

We have the right to limit partial withdrawals to 12 per Policy year. Currently we do not limit the number of partial withdrawals. We reserve the right to impose a charge of $25 on each partial withdrawal.
If a partial withdrawal reduces your Policy’s face amount, the amount of the Surrender Charge that will be deducted from your cash value is an amount that is proportional to the amount of the face reduction. The amount deducted will reduce the remaining Surrender Charge payable under the Policy. No Surrender Charge will apply on up to 10% of the cash surrender value withdrawn each year, measured as a percentage of each withdrawal.
Example.     The following example assumes that a Policy Owner withdraws, in the first month of the second Policy year, 20% of the cash surrender value of a Policy. The insured under the Policy is assumed to be the representative insured shown in the fee table on page A-8 of the prospectus. As shown in the fee table, the Surrender Charge for that insured is $14.00 per $1,000 of Policy face amount. The Policy is assumed to have the other characteristics shown below:
Face Amount:	$ 400,000
Death Benefit Option:	Option A — Level
Cash Value:	$ 12,000
Surrender Charge:	$ –5,600	($14.00 x $400,000/1,000)
Cash Surrender Value:	$ 6,400
x 20%
Withdrawal Amount:	$ 1,280
The first 10% of cash surrender value, or $640, can be withdrawn free of Surrender Charge. The remaining $640 withdrawn is subject to a portion of the Policy’s Surrender Charge — based on the ratio that such excess withdrawal amount bears to the Policy’s face amount less the Surrender Charge, as shown in the formula below:
		Withdrawal Amount in
Surrender Charge	x	Excess of Free Withdrawal	=	Surrender Charge On Withdrawal
		Face Amount less Surrender Charge
$5,600	x	$640	=	$9
		$400,000 – $5,600
Because the Policy has a level death benefit, the withdrawal will cause a dollar for dollar reduction in the Policy’s face amount, so that the cash value and the face amount will both be reduced by the $1,280 withdrawal and by the $9 Surrender Charge.
The effect of the withdrawal on the Policy would be as follows:
Face Amount before Withdrawal	$400,000
Withdrawal	– 1,280
Surrender Charge on Withdrawal	– 9
Face Amount after Withdrawal	$398,711
Surrender Charge before Withdrawal	$ 5,600
Surrender Charge on Withdrawal	– 9
Surrender Charge after Withdrawal	$ 5,591
Cash Value before Withdrawal.	$ 12,000
Withdrawal	– 1,280
Surrender Charge on Withdrawal	– 9
Cash Value after Withdrawal	$ 10,711
Surrender Charge after Withdrawal	– 5,591
Cash Surrender Value after Withdrawal	$ 5,120

Any face amount reduction resulting from a partial withdrawal will reduce the face amount in the following order: any prior increases in base Policy face amount that you applied for, in the reverse order in which the increases occurred; any remaining initial face amount; and then any face amount increases resulting from a change in death benefit option, down to the required minimum.
A partial withdrawal reduces the cash value in the Investment Divisions of the Separate Account and the Fixed Account in the same proportion that the cash value in each bears to the Policy’s total unloaned cash value. We determine the amount of cash surrender value paid upon a partial withdrawal as of the date when we receive a request. You can contact your financial representative or our Designated Office for information on partial withdrawal procedures. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)
A reduction in the death benefit as a result of a partial withdrawal may create a modified endowment contract or have other adverse tax consequences. If you are contemplating a partial withdrawal, you should consult your tax adviser regarding the tax consequences. (See “Tax Considerations.”)
Transfers
Transfer Option
You may transfer your Policy’s cash value between and among the Investment Divisions and the Fixed Account. In states where we refund your premium if you exercise the Right to Examine Policy provision, your right to transfer begins 20 days after we apply your initial premium to the Policy. We reserve the right to limit transfers to four per Policy year and to impose a charge of $25 per transfer. Currently we do not limit the number of transfers per Policy year or impose a charge on transfers. We treat all transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the transfer request, if the request is received before the close of regular trading on the New York Stock Exchange. Transfer requests received after that time, or on a day that the New York Stock Exchange is not open, will be effective on the next day that the New York Stock Exchange is open. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) For special rules regarding transfers involving the Fixed Account, see “The Fixed Account”.
Restrictions on Frequent Transfers.    Frequent requests from Policy Owners to transfer cash value may dilute the value of a Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (the “Monitored Portfolios”). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We monitor the following portfolios:
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio

Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more “round-trips” involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Policy and will require future transfer requests to or from any Portfolio under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolio and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Portfolio.
In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers.    Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
In addition to the foregoing, your right to make transfers is subject to limitations or modifications by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the Investment Divisions is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A limitation or modification could be applied to transfers to and from one or more of the Investment Divisions and could include, but is not limited to: (1) the requirement of a minimum time period between each transfer; (2) not accepting a transfer request from a third party acting under authorization on behalf of more than one owner; (3) limiting the dollar amount that may be transferred by an owner between Investment Divisions at any one time; or (4) requiring that a transfer request be provided in writing and signed by the owner.
Automated Investment Strategies
You can choose one of five automated investment strategies. You can change or cancel your choice at any time.
Equity GeneratorSM.    The Equity Generator allows you to transfer the interest earned in the Fixed Account to any one of the Investment Divisions on each monthly anniversary. The interest earned in the month must be at least $20 in order for the transfer to take place. If less than $20 is earned, no transfer will occur, and the interest not transferred cannot be counted towards the next month’s minimum.
AllocatorSM.    The Allocator allows you to systematically transfer cash value from the Fixed Account or any one Investment Division (the “source fund”) to any number of Investment Divisions. The transfers will take place on each monthly anniversary. You can choose to transfer a specified dollar amount (1) for a specified number of months, or (2) until the source fund is depleted. In either case, you must select a dollar amount that would allow transfers to continue for at least three months.
Enhanced Dollar Cost Averager.    With the Enhanced Dollar Cost Averager, cash value is transferred from the EDCA fixed account to the Investment Divisions monthly. You elect the EDCA at issue and select the total dollar amount of cash value to be transferred. The cash value earmarked for the strategy is held in the EDCA fixed account where it may be credited with a rate of interest that is higher than the Fixed Account’s current crediting rate. The amount transferred each month to the Investment Divisions equals the total amount earmarked for the strategy divided by 12.

RebalancerSM.    The Rebalancer allows your Policy’s cash value to be automatically redistributed on a quarterly basis among the Investment Divisions and the Fixed Account in accordance with the allocation percentages you have selected.
Index SelectorSM.    The Index Selector allows you to choose one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on your selection, we allocate 100% of your cash value among the five Investment Divisions that invest in the five index Portfolios available under the Policy (the MetLife Aggregate Bond Index, MetLife MSCI EAFE Index, MetLife Stock Index, MetLife Mid Cap Stock Index and MetLife Russell 2000 Index Portfolios) and the Fixed Account. On a quarterly basis, we will redistribute your cash value among these Investment Divisions and the Fixed Account in order to return your cash value to the original allocation percentages. If you change your allocation of net premiums the Index Selector strategy, including the rebalancing feature, will be terminated.
We will continue to implement the Index Selector strategy using the percentage allocations of the model that was in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue using this strategy over time if your risk tolerance, time horizon or financial situation changes. The asset allocation models used in Index Selector may change from time to time. If you are interested in an updated model, please contact your financial representative.
You may not elect Index Selector unless you purchased the Policy prior to July 1, 2016 through a financial representative of one of our formerly affiliated broker-dealers MetLife Securities, Inc. or New England Securities Corporation. However, ask your financial representative how you might design a similar investment strategy using Rebalancer.
These automated investment strategies allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss. Because certain strategies involve continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.
We reserve the right to modify or terminate any of the automated investment strategies for any reason, including, without limitation, a change in regulatory requirements applicable to such programs. For more information about the automated investment strategies, please contact your financial representative.
Loans
You may borrow from your Policy at any time. The maximum amount you may borrow, calculated as of the date of the loan, is:
—	the Policy’s cash value, less
—	any Policy loan balance, less
—	loan interest due to the next Policy anniversary, less
—	the most recent Monthly Deduction times the number of months to the next Policy anniversary, less
—	any Surrender Charge, plus
—	interest credited on the cash value at the guaranteed interest rate to the next Policy anniversary.
The minimum loan amount is $500 (less in some states). We make the loan as of the date when we receive a loan request. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) You may increase your risk of lapse if you take a loan. You should contact our Designated Office or your financial representative for information on loan procedures.
A Policy loan reduces the Policy’s cash value in the Investment Divisions and the Fixed Account by the amount of the loan. A loan repayment increases the cash value in the Investment Divisions and the Fixed Account by the amount of the repayment. We attribute Policy loans to the Investment Divisions and the Fixed Account in proportion to the cash value in each. We transfer cash value equal to the amount of the loan from the Investment Divisions and the Fixed Account to the Loan Account (which is part of our general account).

You may repay all or part of your loan at any time while the insured is still alive. When you make a loan repayment, we transfer an amount of cash value equal to the repayment from the Loan Account to the Divisions of the Separate Account and to the Fixed Account in proportion to the cash value in each. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”)
We guarantee that the interest rate charged on Policy loans will not be more than 4.0% per year in Policy years 1-10 and 3.0% per year thereafter.
Policy loan interest is due and payable annually on each Policy anniversary. If not paid when due, we add the interest accrued to the loan amount, and we transfer an amount of cash value equal to the unpaid interest from the Investment Divisions and the Fixed Account to the Loan Account in the same manner as a new loan.
Cash value in the Loan Account earns interest at not less than 3.0% per year and is transferred on each Policy anniversary to the Investment Divisions and to the Fixed Account in proportion to the cash value in each. The interest credited will also be transferred: (1) when you take a new loan; (2) when you make a full or partial loan repayment; and (3) when the Policy enters the grace period.
The amount taken from the Policy’s Investment Divisions as a result of a loan does not participate in the investment experience of the Investment Divisions. Therefore, loans can permanently affect the death benefit and cash value of the Policy, even if repaid. In addition, we reduce any proceeds payable under a Policy by the amount of any outstanding loan plus accrued interest.
If a Policy loan is outstanding, it may be better to repay the loan than to pay a premium, because the payment is subject to sales and premium tax charges, and the loan repayment is not subject to charges. (See “Deductions from Premiums.”) If you want us to treat a payment as a loan repayment, it should be clearly marked as such.
A loan that is taken from, or secured by, a Policy may have tax consequences. Although the issue is not free from doubt, we believe that a loan from or secured by a Policy that is not classified as a modified endowment contract should generally not be treated as a taxable distribution. Nevertheless, the tax consequences associated with loans outstanding after the tenth Policy year are uncertain. A tax adviser should be consulted when considering a loan.
Lapse and Reinstatement
Lapse
In general, in any month that your Policy’s cash surrender value is not large enough to cover a Monthly Deduction, your Policy will be in default, and may lapse. However, you can prevent your Policy from lapsing, regardless of the amount of your cash surrender value, if the premiums you pay are sufficient to keep the Guaranteed Minimum Death Benefit (“GMDB”) in effect. (In Maryland, the GMDB is known as the Guaranteed Coverage Benefit.)
The base Policy offers, at no additional charge, a five-year GMDB, a 20-year GMDB and a GMDB that lasts until the insured’s age 65. For an additional charge, you can add a Policy rider at issue that provides a GMDB to age 85 or a GMDB to age 121. All Policies are issued with a GMDB, which guarantees that the Policy will remain in force for at least five years if the required Guaranteed Minimum Death Benefit Monthly Premiums (“GMDB Monthly Premiums”) are paid when due. The five-year GMDB Monthly Premium is set forth in your Policy. It is the minimum initial periodic premium you can pay into the Policy. Policies will be issued with the 20-year GMDB or the GMDB to age 65 to eligible Policy Owners who elect either of these GMDBs at issue.
The GMDB Monthly Premium varies depending on the guarantee period, the insured’s age, sex (except for unisex policies), smoking status and risk class, the Policy’s face amount and the death benefit option chosen. The GMDB Monthly Premium may change in the event that any of the following events occur: an increase or decrease in the base Policy face amount; adding, deleting or changing a rider; a change in death benefit option or the insured’s risk class; or a misstatement of the insured’s age or sex in the Policy application.
On each monthly anniversary we test the Policy to determine if the cumulative premiums you have paid, less any partial withdrawals or outstanding loans you have taken, equal or exceed the sum of the GMDB Monthly Premiums due to date for the GMDB you selected. If you meet this test, the GMDB you selected will be in effect. However, even if you have not elected the 20-year GMDB or the GMDB to age 65, if the amount of premiums you pay into the Policy for each Policy month since the

Policy Date is sufficient to meet the requirements of the 20-year GMDB or the GMDB to age 65, in your third annual statement we will notify you that the applicable GMDB is in effect. Conversely, if you have elected the 20-year GMDB or the GMDB to age 65 and your premium payments are insufficient to satisfy the GMDB Monthly Premium requirements, we will notify you that your GMDB will be reduced to the five-year GMDB, the GMDB to age 65, or the 20-year GMDB, as applicable, unless you pay sufficient premiums within 62 days to meet the requirements of the GMDB you originally selected. If, during the first five Policy years, you fail to pay sufficient premiums to keep the five-year GMDB in effect, we will notify you that the GMDB will terminate within 62 days if you fail to pay the required Monthly Premiums. If the guarantee provided by the GMDB terminates, the Policy will continue in force for as long as there is cash surrender value sufficient to pay the Monthly Deduction. If the GMDB terminates, you may reinstate it within nine months provided the Policy remains in force. In order to reinstate the GMDB, you must pay sufficient premiums to satisfy the cumulative premium requirement for the applicable GMDB (five-year, 20-year or to age 65) at the time of reinstatement.
If the GMDB is in effect and the Policy’s cash surrender value is insufficient to cover the Monthly Deduction, the Policy will not lapse. We will take the Monthly Deduction from the Policy’s cash value until the cash value has been reduced to zero. At that point, future Monthly Deductions will be waived for as long as the GMDB is in effect.
If the GMDB is not in effect and the cash surrender value is insufficient to pay the Monthly Deduction, the Policy will enter a 62-day grace period during which you will have an opportunity to pay a premium sufficient to keep the Policy in force. The minimum amount you must pay is the lesser of three Monthly Deductions or, if applicable, the amount necessary to reinstate the GMDB. We will tell you the amount due. If you fail to pay this amount before the end of the grace period, the Policy will terminate.
Your Policy may also lapse if Policy loans plus accrued interest exceed the Policy’s cash value less the Surrender Charge. Your Policy may be protected against lapse in these circumstances if it has been in force for 15 years, the insured has attained age 75, and the other requirements for coverage under the Overloan Protection Rider are met. If your Policy is not so protected, we will notify you that the Policy is going to terminate. The Policy terminates without value unless you make a sufficient payment within the later of 62 days from the monthly anniversary immediately before the date when the excess loan occurs or 31 days after we mail the notice. If the Policy lapses with a loan outstanding, adverse tax consequences may result. (See “Tax Considerations” below.)
Some states may require a different grace period than that described above. Please read the grace period provision of your Policy for details.
Reinstatement
If your Policy has lapsed, in most states you may reinstate it within three years after the date of lapse if the insured has not attained age 121. If more than three years have passed, you need our consent to reinstate. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. If the Policy lapses and is reinstated during the first five Policy years, only the five-year GMDB will be reinstated. If the Policy lapses after the first five Policy years, the GMDB will terminate and cannot be reinstated. Under no circumstances can the GMDB provided by Policy rider be reinstated following a Policy lapse.
If we deducted a Surrender Charge on lapse, we credit it back to the Policy’s cash value on reinstatement. The Surrender Charge on the date of reinstatement is the same as it was on the date of lapse. When we determine the Surrender Charge and other charges except cost of insurance and the Policy loan interest rate, we do not count the amount of time that a Policy was lapsed.
Additional Benefits by Rider
You can add additional benefits to the Policy by rider, subject to our underwriting and issuance standards. These additional benefits usually require an additional charge as part of the Monthly Deduction from cash value. The rider benefits available with the Policy provide fixed benefits that do not vary with the investment experience of the Separate Account.
There is no limit on the number of riders you can elect to add to your Policy at issue. However, you may not elect both the Waiver of Monthly Deduction Rider and the Waiver of Specified Premium Rider.

The following riders, some of which have been described previously, are available:
Children’s Term Insurance Rider, which provides term insurance on the lives of children of the insured.
Waiver of Monthly Deduction Rider, which provides for waiver of Monthly Deductions in the event of the disability of the insured.
Waiver of Specified Premium Rider, which provides for waiver of a specified amount of monthly premium in the event of the disability of the insured.
Options to Purchase Additional Insurance Coverage Rider, which allows the Owner to purchase additional coverage on the insured without providing evidence of insurability.
Acceleration of Death Benefit Rider, which allows a Policy Owner to accelerate payment of all or part of the Policy’s death benefit if the insured is terminally ill. In calculating the Accelerated Death Benefit, we assume that death occurs one year from the date of claim and we discount the future death benefit using an interest rate not to exceed the greater of (1) the current yield on 90-day Treasury bills, and (2) the maximum policy loan interest rate under the Policy. The Policy Owner must accelerate at least $20,000, but not more than the greater of $250,000 or 10% of the death benefit. As an example, if a Policy Owner accelerated the death benefit of a Policy with a face amount of $1,000,000, the maximum amount that could be accelerated would be $250,000. Assuming an interest rate of 6%, the present value of the benefit would be $235,849. If we exercised our reserved right to impose a $150 processing fee, the benefit payable would be $235,849 less $150, or $235,699. (Not currently available in Pennsylvania.)
Guaranteed Survivor Income Benefit Rider, which provides the beneficiary with the option of exchanging the Policy’s death benefit for enhanced monthly income payments for life.
Accidental Death Benefit Rider, which provides for the payment of an additional death benefit in the event of the insured’s death by accident.
Guaranteed Minimum Death Benefit Rider, which provides for a guaranteed death benefit until the insured’s age 85 or the insured’s age 121. (“Guaranteed Coverage Rider” in Maryland.)
Overloan Protection Rider, which provides protection from Policy lapse due to an excess Policy loan.
Not all riders may be available to you and riders in addition to those listed above may be made available. You should consult your financial representative regarding the availability of riders.
The Fixed Account
You may allocate net premiums and transfer cash value to the Fixed Account, which is part of BLIC’s general account. Because of exemptive and exclusionary provisions in the Federal securities laws, interests in the Fixed Account are not registered under the Securities Act of 1933. Neither the Fixed Account nor the general account is registered as an investment company under the Investment Company Act of 1940. Therefore, neither the Fixed Account, the general account nor any interests therein are generally subject to the provisions of these Acts, and the SEC does not review Fixed Account disclosure. This disclosure may, however, be subject to certain provisions of the Federal securities laws on the accuracy and completeness of prospectuses.
General Description
Our general account includes all of our assets except assets in the Separate Account or in our other separate accounts. We decide how to invest our general account assets. Fixed Account allocations do not share in the actual investment experience of the general account. Instead, we guarantee that the Fixed Account will credit interest at an annual effective rate of at least 3%. We may or may not credit interest at a higher rate. We declare the current interest rate for the Fixed Account periodically. The Fixed Account earns interest daily.
Values and Benefits
Cash value in the Fixed Account increases from net premiums allocated and transfers to the Fixed Account and Fixed Account interest, and decreases from loans, partial withdrawals made from the Fixed Account, charges and transfers from the Fixed Account. We deduct charges from the Fixed Account and the Policy’s Investment Divisions in proportion to the amount of cash value in each. (See “Monthly Deduction from Cash Value.”) A Policy’s total cash value includes cash value in the Separate Account, the Fixed Account, and any cash value held in the Loan Account due to a Policy loan.
Cash value in the Fixed Account is included in the calculation of the Policy’s death benefit in the same manner as the cash value in the Separate Account. (See “Death Benefits.”)
Policy Transactions
Except as described below, the Fixed Account has the same rights and limitations regarding premium allocations, transfers, loans, surrenders and partial withdrawals as the Separate Account. The following special rules apply to the Fixed Account.
Twenty days after we apply the initial premium to the Policy (less in some states) you may transfer cash value from the Fixed Account to the Separate Account. The amount of any transfer must be at least $50, unless the balance remaining would be less than $50, in which case you may withdraw or transfer the entire Fixed Account cash value. After the first Policy year you may withdraw cash value from the Fixed Account. The amount of any partial withdrawal, net of applicable Surrender Charges, must be at least $500. No amount may be withdrawn from the Fixed Account that would result in there being insufficient cash value to meet any Surrender Charges that would be payable immediately following the withdrawal upon the surrender of the remaining cash value in the Policy. We reserve the right to only allow transfers and withdrawals from the Fixed Account during the 30-day period that follows the Policy anniversary. The total amount of transfers and withdrawals in a Policy year may not exceed the greater of (a) 25% of the Policy’s cash surrender value in the Fixed Account at the beginning of the Policy year, (b) the previous Policy year’s maximum allowable withdrawal amount, and (c) 100% of the cash surrender value in the Fixed Account if withdrawing the greater of (a) and (b) would result in a Fixed Account balance of $50 or less. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so.
There is currently no transaction charge for partial withdrawals or transfers. We reserve the right to limit partial withdrawals to 12 and transfers to four in a Policy year and to impose a charge of $25 for each partial withdrawal or transfer. We may revoke or modify the privilege of transferring amounts to the Fixed Account at any time. We may also modify the privilege of transferring amounts from the Fixed Account at any time. Partial withdrawals will result in the imposition of any applicable Surrender Charges.
Unless you request otherwise, a Policy loan reduces the Policy’s cash value in the Investment Divisions and the Fixed Account proportionately. We allocate all loan repayments in the same proportion that the cash value in each Investment Division and the Fixed Account bears to the Policy’s total unloaned cash value. The amount transferred from the Policy’s Investment Divisions and the Fixed Account as a result of a loan earns interest at an effective rate of at least 3% per year, which we credit to the Policy’s cash value in the Investment Divisions and the Fixed Account in proportion to the Policy’s cash value in each on the day it is credited.
We take partial withdrawals from the Policy’s Investment Divisions and the Fixed Account in the same proportion that the cash value in each account bears to the Policy’s total unloaned cash value.
We can delay transfers, surrenders, withdrawals and Policy loans from the Fixed Account for up to six months (to the extent allowed by state insurance law). We will not delay loans to pay premiums on policies issued by us.
Charges
We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.
Services and benefits we provide:
•	the death benefit, cash, and loan benefits under the Policy
•	investment options, including premium allocations
•	administration of elective options

•	the distribution of reports to Policy Owners
Costs and expenses we incur:
•	costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)
•	overhead and other expenses for providing services and benefits
•	sales and marketing expenses
•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
Risks we assume:
•	that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
•	that the cost of providing the services and benefits under the Policies exceed the charges we deduct
The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Surrender Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the Mortality and Expense Risk Charge and the cost of insurance charge, to help cover those expenses. We may profit from certain Policy charges.
Deductions from Premiums
Prior to the allocation of a premium, we deduct a percentage of your premium payment. We credit the remaining amount (the net premium) to the Investment Divisions and the Fixed Account according to your allocation instructions. The deductions we make from each premium payment are the sales charge, the premium tax charge, and the federal tax charge.
Sales Charge.    We deduct a 2.25% sales charge from each premium payment.
Currently, the sales charge is only deducted from premium payments that are less than or equal to the Target Premium.
Premium Tax Charge.    We deduct 2.0% from each premium for premium taxes and administrative expenses. Premium taxes vary from state to state, but we deduct a flat 2.0%, which is based on an average of such taxes. Administrative expenses covered by this charge include those related to premium tax and certain other state filings.
Federal Tax Charge.    We deduct 1.25% from each premium for our Federal income tax liability related to premiums.

Example:    The following chart shows the net amount that we would allocate to the Policy assuming a premium payment of $4,000 (and a Target Premium of $2,000).
Premium	Net Premium
$4,000	$4,000
	–175	(2.25% x $2,000) + (3.25% x $4,000) = total sales, premium tax and Federal tax charges
	$3,825	Net Premium

Surrender Charge
If, during the first ten Policy years, or during the first ten Policy years following a face amount increase, you surrender or lapse your Policy, reduce the face amount, or make a partial withdrawal or change in death benefit option that reduces the face amount, then we will deduct a Surrender Charge from the cash value. The maximum Surrender Charge is shown in your Policy. The Surrender Charge period is 11 years for policies issued in Florida.
No Surrender Charge will apply on up to 10% of the cash surrender value withdrawn each year.

The Surrender Charge depends on the face amount of your Policy and the issue age, sex (except for unisex policies), risk class and smoker status of the insured. The Surrender Charge remains level for an initial period following Policy issue (or following an increase in face amount), and then declines proportionately, on a monthly basis, until the last month of the tenth Policy year (or the tenth year following the face amount increase). The initial period during which the Surrender Charge remains level before it begins to decline will be at least one year, but no more than three years, and will be specified in your Policy.
The table below shows the maximum Surrender Charge that could apply under any Policy (except Policies issued in Florida) during the first Policy year (or the first year following a face amount increase) and in the last month of each Policy year thereafter. If your Policy is subject to the maximum Surrender Charge shown in the table for Policy Year 1, your Surrender Charge will begin to decline in the second Policy year (or the second year following the face amount increase), so that it will not exceed, in the last month of the second Policy year, the amount shown in the table for Policy Year 2. If your Policy is not subject to the maximum Surrender Charge in the first Policy year, then your Surrender Charge will remain level beyond the first Policy year (or the first year following a face amount increase), but in no event for more than three years.
	For Policies which are Surrendered, Lapsed or Reduced During	The Maximum Surrender Charge per $1,000 of Base Policy Face Amount
Entire Policy Year	1	$38.25
Last Month of Policy Year	2	35.81
	3	32.56
	4	31.74
	5	29.84
	6	27.13
	7	24.42
	8	18.99
	9	9.50
	10	0.00
The table below shows the maximum Surrender Charge that applies for Policies issued in Florida.
	For Policies which are Surrendered, Lapsed or Reduced During	The Maximum Surrender Charge per $1,000 of Base Policy Face Amount
Entire Policy Year	1	$38.25
Last Month of Policy Year	2	35.81
	3	32.56
	4	31.74
	5	29.84
	6	27.13
	7	24.42
	8	18.99
	9	11.87
	10	5.93
	11	0.00
In the case of a face amount reduction or a partial withdrawal or change in death benefit option that results in a face amount reduction, we deduct any Surrender Charge that applies from the Policy’s remaining cash value in an amount that is proportional to the amount of the Policy’s face amount surrendered. (See “Reduction in Face Amount,” “Partial Withdrawal” and “Change in Death Benefit Option.”)
If you surrender the Policy (or a face amount increase) in the first Policy year (or in the first year following the face amount increase) we will deduct from the surrender proceeds an amount equal to the remaining first year Coverage Expense

Charges. We reserve the right to also deduct an amount equal to the remaining first year Policy Charges. If you reduce the face amount of your Policy in the first year following a face amount increase, we will deduct from your cash value a proportionate amount of the remaining first year Coverage Expense Charges, based on the ratio of the face amount reduction to the Policy’s original face amount.
The Surrender Charge reduces the Policy’s cash value in the Investment Divisions and the Fixed Account in proportion to the amount of the Policy’s cash value in each. However, if you designate the accounts from which a partial withdrawal is to be taken, the charge will be deducted proportionately from the cash value of the designated accounts.
Partial Withdrawal Charge
We reserve the right to impose a $25 processing charge on each partial withdrawal. If imposed, this charge would compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal. We are currently waiving this charge.
Transfer Charge
We reserve the right to impose a $25 processing charge on each transfer between Investment Divisions or between an Investment Division and the Fixed Account to compensate us for the costs of processing these transfers. If imposed, transfers under one of our Automated Investment Strategies would not count as transfers for the purpose of assessing this charge. We are currently waiving this charge.
Illustration of Benefits Charge
We reserve the right to impose a $25 charge for each illustration of Policy benefits that you request in excess of one per year. If imposed, this charge would compensate us for the cost of preparing and delivering the illustration to you. We are currently waiving this charge.
Monthly Deduction from Cash Value
On the first day of each Policy month, starting with the Policy Date, we deduct the “Monthly Deduction” from your cash value.
—	If your Policy is protected against lapse by a Guaranteed Minimum Death Benefit, we make the Monthly Deduction each month regardless of the amount of your cash surrender value. If your cash surrender value is insufficient to pay the Monthly Deduction in any month, your Policy will not lapse, but the shortfall will, in effect, cause your cash surrender value to have a negative balance. (See “Lapse and Reinstatement.”)
—	If a Guaranteed Minimum Death Benefit is not in effect, and the cash surrender value is not large enough to cover the entire Monthly Deduction, we will make the deduction to the extent cash value is available, but the Policy will be in default, and it may lapse. (See “Lapse and Reinstatement.”)
There is no Monthly Deduction on or after the Policy anniversary when the insured attains age 121.
The Monthly Deduction reduces the cash value in each Investment Division and in the Fixed Account (and, if applicable, in the EDCA account) in proportion to the cash value in each. However, you may request that we charge the Monthly Deduction to a specific Investment Division or to the Fixed Account. If, in any month, the designated account has insufficient cash value to cover the Monthly Deduction, we will first reduce the designated account cash value to zero and then charge the remaining Monthly Deduction to all Investment Divisions and, if applicable, the Fixed Account, in proportion to the cash value in each.
The Monthly Deduction includes the following charges:
Policy Charge.    The Policy Charge is equal to $15.00 per month in the first Policy year and $8.00 per month thereafter. The Policy Charge is $12 per month in the first Policy year and $9 per month thereafter for Policies issued with face amounts of less than $50,000. No Policy Charge applies to Policies issued with face amounts equal to or greater than $250,000. The Policy Charge compensates us for administrative costs such as record keeping, processing death benefit claims and policy changes, preparing and mailing reports, and overhead costs.

Coverage Expense Charge.    We impose a monthly charge for the costs of underwriting, issuing (including sales commissions), and administering the Policy or the face amount increase. The monthly charge is imposed on the base Policy face amount and varies by the base Policy’s face amount and duration, and by the insured’s issue age, smoking status, risk class (at the time the Policy or a face amount increase is issued), and, except for unisex Policies, the insured’s sex. Currently, we only impose the Coverage Expense Charge during the first eight Policy years, and during the first eight years following a requested face amount increase.
Monthly Charges for the Cost of Insurance.    This charge covers the cost of providing insurance protection under your Policy. The cost of insurance charge for a Policy month is equal to the “amount at risk” under the Policy, multiplied by the cost of insurance rate for that Policy month. We determine the amount at risk on the first day of the Policy month. The amount at risk is the amount by which the death benefit (generally discounted at the monthly equivalent of 3% per year) exceeds the Policy’s cash value. The amount at risk is affected by investment performance, loans, premium payments, fees and charges, partial withdrawals and face amount reductions.
The guaranteed cost of insurance rates for a Policy depend on the insured’s
—	smoking status
—	risk class
—	attained age
—	sex (if the Policy is sex-based).
The current cost of insurance rates will depend on the above factors, plus
—	the insured’s age at issue (and at the time of any face amount increase)
—	the Policy year (and the year of any face amount increase)
—	the Policy’s face amount.
We guarantee that the rates for underwritten Policies will not be higher than rates based on
—	the 2001 Commissioners Standard Ordinary Mortality Tables (the “2001 CSO Tables”) with smoker/ nonsmoker modifications, for Policies issued on non-juvenile insureds (age 18 and above at issue), adjusted for substandard ratings or flat extras, if applicable
—	the 2001 CSO Aggregate Tables (Nonsmoker Tables for attained age 16 and older), for Policies issued on juvenile insureds (below age 18 at issue).
The actual rates we use may be lower than the maximum rates, depending on our expectations about our future mortality and expense experience, lapse rates, taxes and investment earnings. We review the adequacy of our cost of insurance rates and other non-guaranteed charges periodically and may adjust them. Any change will apply prospectively.
The risk classes we use are
—	for Policies issued on non-juvenile insureds: preferred smoker, standard smoker, rated smoker, elite nonsmoker, preferred nonsmoker, standard nonsmoker, and rated nonsmoker.
—	for Policies issued on juvenile insureds: standard and rated (with our consent).
Rated Policies have higher cost of insurance deductions. We base the guaranteed maximum mortality charges for substandard ratings on multiples of the 2001 CSO Tables.
The following standard or better smoker and non-smoker classes are available for underwritten Policies:
—	elite nonsmoker for Policies with face amounts of $250,000 or more where the issue age is 18 through 80;
—	preferred smoker and preferred nonsmoker for Policies with face amounts of $100,000 or more where the issue age is 18 through 80;
—	standard smoker and standard nonsmoker for Policies with face amounts of $50,000 or more ($25,000 for pension plans) where the issue age is 18 through 85.

The elite nonsmoker class generally offers the best current cost of insurance rates, and the preferred classes generally offer better current cost of insurance rates than the standard classes.
Cost of insurance rates are generally lower for nonsmokers than for smokers and generally lower for females than for males. Within a given risk class, cost of insurance rates are generally lower for insureds with lower issue ages. Where required by state law, and for Policies sold in connection with some employee benefit plans, cost of insurance rates (and Policy values and benefits) do not vary based on the sex of the insured.
We may offer Policies on a guaranteed issue basis to certain group or sponsored arrangements. We issue these Policies up to predetermined face amount limits. Because we issue these Policies based on minimal underwriting information, they may present a greater mortality cost to us than Policies issued in a standard class. Therefore, these Policies will be issued with a risk class of standard smoker or standard nonsmoker, but will be subject to an additional flat extra charge. However, the overall cost of insurance deduction for a Policy issued on a guaranteed issue basis will not exceed the maximum cost of insurance deduction imposed under fully underwritten Policies.
Charges for Additional Benefits.    We charge monthly for the cost of any additional rider benefits (other than for the Acceleration of Death Benefit and the Overloan Protection Riders, for which we deduct a one-time fee at the time of exercise) as described in the rider form.
Mortality and Expense Risk Charge.    We impose a monthly charge for our mortality and expense risks.
The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. The expense risk is that our costs of issuing and administering the Policies may be more than we estimated. The charge is imposed on the cash value in the Separate Account, but the rate we charge is determined by the cash value in the Separate Account and the Fixed Account. The rate is determined on each monthly anniversary and varies based on the Policy year and the Policy’s net cash value in relation to the Policy’s Target Premium. As shown in the table below, the rate declines as the Policy’s net cash value and the Policy years increase. The charge is guaranteed not to exceed 0.80% in Policy years 1-10, 0.35% in Policy years 11-19, 0.20% in Policy years 20-29 and 0.05% thereafter.
Policy Year	Net Cash Value	Charge Applied to Cash Value in Separate Account
	< 5 target premiums	0.60%
	5 but < 10 target premiums	0.55%
1 – 10	10 but < 20 target premiums	0.30%
	20 target premiums or more	0.15%
	< 5 target premiums	0.35%
	5 but < 10 target premiums	0.30%
11 – 19	10 but < 20 target premiums	0.15%
	20 target premiums or more	0.10%
	< 5 target premiums	0.20%
	5 but < 10 target premiums	0.15%
20 – 29	10 but < 20 target premiums	0.10%
	20 target premiums or more	0.05%
30+		0.05%
Loan Interest Spread
We charge you interest on a loan at a maximum effective rate of 4.0% per year in Policy years 1-10 and 3.0% per year thereafter, compounded daily. We also credit interest on the amount we take from the Policy’s accounts as a result of the loan at a minimum annual effective rate of 3% per year, compounded daily. As a result, the loan interest spread will never be more than 1.00%.

Charges Against the Portfolios and the Investment Divisions of the Separate Account
Charges for Income Taxes.    We currently do not charge the Separate Account for income taxes, but in the future we may make such a charge, if appropriate. We have the right to make a charge for any taxes imposed on the Policies in the future. (See “BLIC’s Income Taxes”.)
Portfolio Expenses.    There are daily charges against the Portfolio assets for investment advisory services and fund operating expenses. These are described in the Fee Table as well as in the Portfolio prospectuses.
Tax Considerations
Introduction
The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.
Tax Status of the Policy
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code of 1986, as amended (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, if your Policy is issued on a substandard basis, there is additional uncertainty. Moreover, if you elect the Acceleration of Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made under the rider are unclear. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued.
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.
In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements. If Portfolio shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax qualified status, there could be adverse consequences under the diversification rules.
The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.
Tax Treatment of Policy Benefits
In General.    The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.
In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director, or recently employed. There are also exceptions for Policy proceeds paid to an employee’s heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.
The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.
Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract (“MEC”).
Modified Endowment Contracts.    Under the Code, certain life insurance contracts are classified as modified endowment contracts, with less favorable income tax treatment than other life insurance contracts. Due to the Policy’s flexibility with respect to premium payments and benefits, each Policy’s circumstances will determine whether the Policy is a MEC. In general, a Policy will be classified as a modified endowment contract if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.
If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.
Distributions Other Than Death Benefits from Modified Endowment Contracts.    Policies classified as modified endowment contracts are subject to the following tax rules:
(1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner’s investment in the Policy only after all gain has been distributed.
(2) Loans taken from or secured by a Policy classified as a modified endowment contract are treated as distributions and taxed accordingly.
(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1⁄2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner’s beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.
If a Policy becomes a modified endowment contract, distributions will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.    Distributions other than death benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a non-taxable recovery of the Policy Owner’s investment in the Policy, and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.
Loans from or secured by a Policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with Policy loans that are outstanding after the first ten Policy years are less clear and a tax adviser should be consulted about such loans.
Finally, neither distributions from nor loans from or secured by a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.
Investment in the Policy.    Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.
Policy Loans.    In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.
Multiple Policies.    All modified endowment contracts that are issued by BLIC (or its affiliates) to the same Policy Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policy Owner’s income when a taxable distribution occurs.
Withholding.    To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Life Insurance Purchases by Residents of Puerto Rico.    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.    Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a purchase of the Policy.
Acceleration of Death Benefit Rider.    Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.
Overloan Protection Rider.    If you are contemplating the purchase of the Policy with the Overloan Protection Rider, you should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts. It is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.
Estate, Gift and Generation-Skipping Transfer Taxes.    The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death.

Moreover, under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.
In 2020, federal tax law provides for an $11,580,000 gift, estate and generation-skipping transfer tax exemption, which will be indexed for inflation in subsequent years.  Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.
The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Transfer of Issued Life Insurance Policies to Third Parties. If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under Section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.
Other Policy Owner Tax Matters.    The application of certain tax rules after age 100 is not entirely clear. The tax consequences of continuing the Policy beyond the insured’s attained age 121 are also unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured’s attained age 100.
If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a “current fringe benefit” and must be included annually in the plan participant’s gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant’s beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant’s cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult a qualified adviser regarding ERISA.
Department of Labor (“DOL”) regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.
Guidance on Split Dollar Plans.    The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.
In addition, the Sarbanes-Oxley Act of 2002 (the “Act”), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.
Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.
Possible Tax Law Changes.    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.
BLIC’s Income Taxes
Under current Federal income tax law, BLIC is not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.
Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
Tax Credits and Deductions.    BLIC may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since BLIC is the owner of the assets from which the tax benefits are derived.
Distribution of the Policies
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution of the Policies. Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We and Distributor entered into selling agreements with broker-dealers (“selling firms”) for the sale of the Policies through their financial representatives.
The Policies are no longer offered for sale.

Commissions and Other Cash Compensation
All selling firms receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. A selling firm or a sales representative of a selling firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another due to differing compensation rates.
The maximum commissions paid for sale of the Policies are as follows: 118% of premiums paid up to the Commissionable Target Premium, and 4.5% of premiums paid in excess of Commissionable Target premium in Policy year 1; and 2.0% of all premiums paid in Policy year 2 thereafter. In addition, commissions are payable based on the cash value of the Policies in the following amounts: 0.10% in Policy years 2 through 10; 0.08% in Policy years 11 through 20; and 0.06% thereafter. Commissionable Target Premium is generally the Target Premium as defined in the Glossary, excluding the portions associated with flat extras and certain riders, and is generally equal to or less than the Target Premium. We and/or Distributor may also make bonus payments to selling firms. The maximum amount of these bonus payments are as follows: 30% of premiums paid up to the Commissionable Target Premium and 2.0% of premiums paid in excess of the Commissionable Target Premium in Policy year 1; and 0.25% of all premiums paid thereafter.
For policies issued prior to July 1, 2016, our formerly affiliated sales representatives received cash payments for the products they sold and serviced based on a “gross dealer concession” model. The percentage of the gross dealer concession to which the representative was entitled was based on a sliding-scale formula that took into account the total amount of proprietary and non-proprietary products sold and serviced by the representative. The gross dealer concession amount in the first Policy year was 117% of premiums paid up to the Commissionable Target Premium, and 5.0% of premiums paid in excess of the Commissionable Target Premium. In Policy years 2 through 10, the gross dealer concession amount is 8.0% of all premiums paid, and in Policy years 11 and thereafter the gross dealer concession amount is 2.0% of all premiums.
Other Payments
Distributor may enter into preferred distribution arrangements with selected selling firms under which the selling firm may receive additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be a flat fee, or depend on cumulative periodic (usually quarterly) sales of our insurance products (including the Policies). Marketing allowance payments may also vary depending meeting thresholds in the sale of certain of our insurance products. They may also include payments we make to cover the cost of marketing or other support services provided for or by financial representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ sales representatives.
These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. Distributor has entered into preferred distribution arrangements with the selling firms listed in the Statement of Additional Information. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.
We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Policies.

Distributor’s management team and registered representatives may also be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and similar items.
In addition to the distribution arrangements discussed above, Distributor has entered into wholesaling agreements with wholesaling firms to provide marketing and training support services to selling firms and the registered representatives of selling firms.  These services may include, but not be limited to, training and promotional support for the solicitation, sale and on-going servicing of the Policies by the selling firms.  Distributor pays compensation to wholesaling firms in connection with these services.
Commissions and other incentives or payments described above are not charged directly to Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.
Statement of Additional Information contains additional information about the compensation paid for the sale of the Policies.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the Policies.
Restrictions on Financial Transactions
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.
Financial Statements
You may find the financial statements of the Separate Account and the financial statements of BLIC in the Statement of Additional Information. BLIC’s financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Glossary
Age.    The age of an insured refers to the insured’s age at his or her nearest birthday.
Attained Age.    The insured’s issue age plus the number of completed Policy years.
Base Policy.    The Policy without riders.
Cash Surrender Value.    The amount you receive if you surrender the Policy. It is equal to the Policy’s cash value reduced by any Surrender Charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Cash Value.    A Policy’s cash value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account, if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account, and any amount held in the EDCA account.
Fixed Account.    The Fixed Account is a part of our general account to which you may allocate net premiums. It provides guarantees of principal and interest.
Investment Division.    A sub-account of the Separate Account that invests in shares of an open-ended management investment company or other pools of investment assets.
Investment Start Date.    This is the later of the Policy Date and the date we first receive a premium payment for the Policy.
Issue Age.    The age of the insured as of his or her birthday nearest to the Policy Date.
Loan Account.    The account to which cash value from the Separate and/or Fixed Accounts is transferred when a Policy loan is taken.
Net Cash Value.    The Policy’s cash value less any outstanding loans and accrued loan interest.
Net Premium.    The net premium is equal to the premium payment minus the sales charge, the premium tax charge, and the federal tax charge.
Planned Premium.    The Planned Premium is the premium payment schedule you choose to help meet your future goals under the Policy. The Planned Premium consists of a first-year premium amount and an amount for premium payments in subsequent Policy years. It is subject to certain limits under the Policy.
Policy Date.    The date on which coverage under the Policy and Monthly Deductions begin. If you make a premium payment with the application, unless you request otherwise, the Policy Date is generally the date the Policy application is approved. If you choose to pay the initial premium upon delivery of the Policy, unless you request otherwise, the Policy Date is generally the date on which we receive your initial payment. The Policy Date is used to measure Policy years, Policy months, and Policy anniversaries.
Premiums.    Premiums include all payments under the Policy, whether a Planned Premium or an unscheduled payment.
Separate Account.    Brighthouse Variable Life Account A, a separate account established by BLIC to receive and invest premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Target Premium. We use the Target Premium to determine the amount of Mortality and Expense Risk Charge imposed on the Separate Account and the amount of Sales Charge imposed on premium payments. The Target Premium varies by issue age, sex (except for unisex Policies), smoking status and any flat extras and substandard rating of the insured, and the Policy’s base face amount, with additional amounts for most riders.
You.    “You” refers to the Policy Owner.

Appendix A
Guideline Premium Test and Cash Value Accumulation Test
In order to meet the Internal Revenue Code’s definition of life insurance, the Policies provide that the death benefit will not be less than what is required by the “guideline premium test” under Section 7702(a)(2) of the Internal Revenue Code, or the “cash value accumulation test” under Section 7702(a)(1) of the Internal Revenue Code, as selected by you when the Policy is issued. The test you choose at issue will be used for the life of the Policy. (See “Death Benefits.”)
For the guideline premium test, the table below shows the percentage of the Policy’s cash value that is used to determine the death benefit.
Age of Insured at Start of the Policy Year	Percentage of Cash Value	Age of Insured at Start of the Policy Year	Percentage of Cash Value
0 through 40	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75 through 90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94 through 121	101
59	134
60	130
For the cash value accumulation test, sample net single premium factors for selected ages of male and female insureds, in a standard or better nonsmoker risk class, are listed below.
	Net Single Premium Factor
Age	Male	Female
30	5.82979	6.59918
40	4.11359	4.63373
50	2.93292	3.28706
60	2.14246	2.40697
70	1.64028	1.82665
80	1.32530	1.44515
90	1.15724	1.22113
100	1.08417	1.10646
120	1.02597	1.02597

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information, which you may obtain, without charge, by calling our TeleService Center at 1-800-638-5000. You may also obtain, without charge, a personalized illustration of death benefits, cash surrender values and cash values by calling your financial representative.
For Investment Division transfers and premium reallocations, for current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call us at 1-800-638-5000.
This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.
Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site at www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, DC 20549-0102.
File No. 811-21851

EQUITY ADVANTAGE VUL
Flexible Premium
Variable Life Insurance Policies
Brighthouse Variable Life Account A
Issued by Brighthouse Life Insurance Company
Statement of Additional Information
(Part B)
May 1, 2020
This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2020 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 543, Warwick, RI 02887-0543.
SAI-1

Page
General Information and History	SAI-3
The Company	SAI-3
Brighthouse Life Insurance Company History	SAI-3
The Separate Account	SAI-4
SERVICES	SAI-4
Distribution of the Policies	SAI-4
Additional Information about the Operation of the Policies	SAI-6
Payment of Proceeds	SAI-6
Payment Options	SAI-7
Additional Information about Charges	SAI-7
Group or Sponsored Arrangements	SAI-7
Potential Conflicts of Interest	SAI-7
Limits to BLIC’S Right to Challenge the Policy	SAI-8
Misstatement of Age or Sex	SAI-8
Reports	SAI-8
Personalized Illustrations	SAI-8
Performance Data	SAI-9
Registration Statement	SAI-9
Independent Registered Public Accounting Firm	SAI-9
FINANCIAL STATEMENTS	SAI-9
SAI-2

General Information and History
The Company
Brighthouse Life Insurance Company (“BLIC”) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, BHF was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife, Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA. From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (“MetLife USA”). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all contracts and policies issued by each of its corporate predecessors. These predecessor companies that issued contracts and policies on and prior to November 14, 2014 were the following:
MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut (“MICC”), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after the close of business on November 14, 2014 as described under “MetLife Insurance Company USA” above.
MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut (“MLAC”), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
MetLife Investors USA Insurance Company. MetLife Investors USA Insurance Company (“MLI USA”), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
MetLife Investors Insurance Company. MetLife Investors Insurance Company (“MLI”), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
MetLife Investors Insurance Company of California. MetLife Investors Insurance Company of California (“MLI CA”), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI CA merged with and into MLI.
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The Separate Account
Brighthouse Variable Life Account A (the "Separate Account") was established by the Board of Directors of MetLife Investors USA Insurance Company under Delaware law on November 15, 2005. On November 14, 2014, pursuant to the merger of MLI USA into MetLife USA, the Separate Account became a separate account of MetLife USA, and on March 6, 2017, it was renamed Brighthouse Variable Life Account A. The Separate Account is the funding vehicle for the Policies. The Separate Account meets the definition of a “separate account” under Federal securities laws, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve SEC supervision of the Separate Account’s management or investments. However, the Delaware Insurance Commissioner regulates BLIC and the Separate Account, which are also subject to the insurance laws and regulations where the Policies are sold.
SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Policies. Pursuant to service agreements, certain other administrative and recordkeeping services for the Policies as well as other contracts issued by BLIC were performed by MetLife Services and Solutions, LLC for the period ended September 30, 2019, and by Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., for the period beginning October 1, 2019.
Distribution of the Policies
Our affiliate, Brighthouse Securities, LLC (“Distributor”), 11225 North Community House Road, Charlotte, NC 28277, serves as principal underwriter and distributor for the Policies. Prior to March 6, 2017, MetLife Investors Distribution Company (“MLIDC”) was the principal underwriter and distributor. Distributor is registered as a broker-dealer with the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority. Distributor has entered into selling agreements with other broker-dealers (“selling firms”) with respect to the Policies and compensates them for their services. Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of them in return for its services as distributor for the Policies.
The Policies are no longer offered for sale.
The table below shows the amount of commissions paid with respect to the Policies in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Distributor was the recipient of these commissions thereafter.
Fiscal Year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor after Payments to Selling Firms
2019	$3,807,337	$0
2018	$5,363,151	$0
2017	$9,201,094	$0
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms that sold our variable life and variable annuity products in 2019 ranged from $200 to $12,617,284. For purposes of calculating these amounts, the amount of compensation received by a selling firm includes the additional compensation received by the firm for the sale of life insurance and annuity products issued by us and our affiliates.
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The following list sets forth the names of selling firms that received additional compensation in 2019 in connection with the sale of our and our affiliates’ variable life policies, variable annuity contracts and other insurance products:
Advisor Group, Inc.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
AXA Network LLC
BB&T Investment Division of BB&T Securities, LLC
Beaconsfield Financial Services, Inc.
Benjamin R. Edwards & Co.
Berthel Fisher Company
BOK Financial Advisors
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Citizens Investment Services, Inc.
First Command Financial Planning, Inc.
Founders Financial Securities, LLC
FTB Advisors, Inc.
Girard Securities, Inc.
GWN Securities Corporation
Hazard & Siegel, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities, Inc.
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Ladenburg Thalmann Financial Services, Inc.
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Merrill Lynch, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
Money Concepts Capital Corp
Navy Federal Brokerage Services, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc.
Simplicity Financial Services
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SWBC Investment Services, LLC
Synovus Securities, Inc.
TFS Securities, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica financial Advisors, Inc.
Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners Financial Services
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Additional Information about the Operation of the Policies
Payment of Proceeds
We may withhold payment of surrender or loan proceeds if those proceeds are coming from a Policy Owner’s check, or from a premium transaction under our pre-authorized checking arrangement, which has not yet cleared. We may also delay payment while we consider whether to contest the Policy. We pay interest on the death benefit proceeds from the date to the date we pay them.
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Normally we promptly make payments of cash value, or of any loan value available, from cash value in the Fixed Account. However, we may delay those payments for up to six months. We pay interest in accordance with state insurance law requirements on delayed payments.
Payment Options
We pay the Policy’s death benefit and cash surrender value in one sum unless you or the payee choose a payment option for all or part of the proceeds. You can choose a combination of payment options. You can make, change or revoke the selection of payee or payment option before the death of the insured. You can contact your registered representative or our Designated Office for the procedure to follow. (See “Receipt of Communications and Payments at BLIC’s Designated Office.”) The payment options available are fixed benefit options only and are not affected by the investment experience of the Separate Account. Once payments under an option begin, withdrawal rights may be restricted. Even if the death benefit under the Policy is excludible from income, payments under Payment Options may not be excludible in full. This is because earnings on the death benefit after the insured’s death are taxable and payments under the Payment Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under Payment Options.
The following payment options are available:
(i)	Single Life Income. We pay proceeds in equal monthly installments for the life of the payee.
(ii)	Single Life Income—10-Year Guaranteed Payment Period. We pay proceeds in equal monthly installments during the life of the payee, with a guaranteed payment period of 10 years.
(iii)	Joint and Survivor Life Income. We pay proceeds in equal monthly installments (a) while either of two payees is living, or (b) while either of the two payees is living, but for at least 10 years.
Additional Information about Charges
Group or Sponsored Arrangements
We may issue the Policies to group or sponsored arrangements, as well as on an individual basis. A “group arrangement” includes a situation where a trustee, employer or similar entity purchases individual Policies covering a group of individuals. Examples of such arrangements are non-qualified deferred compensation plans. A “sponsored arrangement” includes a situation where an employer or an association permits group solicitation of its employees or members for the purchase of individual Policies.
We may waive, reduce or vary any Policy charges under Policies sold to a group or sponsored arrangement. We may also raise the interest rate credited to loaned amounts under these Policies. The amount of the variations and our eligibility rules may change from time to time. In general, they reflect cost savings over time that we anticipate for Policies sold to the eligible group or sponsored arrangements and relate to objective factors such as the size of the group, its stability, the purpose of the funding arrangement and characteristics of the group members. Consult your registered representative for any variations that may be available and appropriate for your case.
The United States Supreme Court has ruled that insurance policies with values and benefits that vary with the sex of the insured may not be used to fund certain employee benefit programs. Therefore, we offer Policies that do not vary based on the sex of the insured to certain employee benefit programs. We recommend that employers consult an attorney before offering or purchasing the Policies in connection with an employee benefit program.
Potential Conflicts of Interest
The Portfolios’ Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and
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variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Portfolios from the Separate Account, if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.
Limits to BLIC’S Right to Challenge the Policy
Generally, we can challenge the validity of your Policy or a rider during the insured’s lifetime for two years (or less, if required by state law) from the date of issue, based on misrepresentations made in the application. We can challenge the portion of the death benefit resulting from an underwritten premium payment for two years during the insured’s lifetime from receipt of the premium payment. However, if the insured dies within two years of the date of issue, we can challenge all or part of the Policy at any time based on misrepresentations in the application. We can challenge an increase in face amount, with regard to material misstatements concerning such increase, for two years during the insured’s lifetime from its effective date.
Misstatement of Age or Sex
If we determine, while the insured is still living, that there was a misstatement of age or (if the Policy is not unisex) sex in the application, the Policy values and charges will be recalculated from the issue date based on the correct information. If, after the death of the insured, we determine that the application misstates the insured’s age or sex, the Policy’s death benefit will be the amount which would be bought by the most recent Monthly Cost of Insurance, based on the insured’s correct age and, if the Policy is not unisex, correct sex.
Reports
We will send you an annual statement showing your Policy’s death benefit, cash value and any outstanding Policy loan principal. We will also confirm Policy loans, account transfers, lapses, surrenders and other Policy transactions when they occur.
You will be sent periodic reports containing the financial statements of the Portfolios.
Personalized Illustrations
We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner’s and/or insured’s characteristics. The illustrations are intended to show how the death benefit, cash surrender value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, risk class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.
The illustrated death benefit, cash surrender value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the period shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.
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Illustrations may also show the internal rate of return on the cash surrender value and the death benefit. The internal rate of return on the cash surrender value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the cash surrender value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. Illustrations may also show values based on the historical performance of the Investment Divisions. We reserve the right to impose a $25 fee for each illustration that you request in excess of one per year.
Performance Data
We may provide information concerning the historical investment experience of the Investment Divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Insurance, sales, premium tax, mortality and expense risk and coverage expense charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding Investment Division.
Registration Statement
This Statement of Additional Information and the prospectus omit certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Investment Divisions of Brighthouse Variable Life Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
FINANCIAL STATEMENTS
BLIC’s consolidated financial statements should be distinguished from the financial statements comprising each of the Investment Divisions of the Separate Account, and should be considered only as bearing on BLIC’s ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
Brighthouse Variable Life Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Variable Life Account A (the "Separate Account") of Brighthouse
Life Insurance Company (the "Company") comprising each of the individual
Investment Divisions listed in Note 2 as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the
Company as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2008.

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                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                   AMERICAN FUNDS(R)
                                            AMERICAN FUNDS(R)        GLOBAL SMALL         AMERICAN FUNDS(R)       AMERICAN FUNDS(R)
                                                  BOND              CAPITALIZATION             GROWTH               GROWTH-INCOME
                                           INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION
                                          --------------------   --------------------   --------------------    --------------------

ASSETS:
   Investments at fair value............  $          6,385,086   $         19,638,127   $         61,227,410    $         34,380,692
                                          --------------------   --------------------   --------------------    --------------------
        Total Assets....................             6,385,086             19,638,127             61,227,410              34,380,692
                                          --------------------   --------------------   --------------------    --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company..................                    --                      1                      1                       1
                                          --------------------   --------------------   --------------------    --------------------
        Total Liabilities...............                    --                      1                      1                       1
                                          --------------------   --------------------   --------------------    --------------------

NET ASSETS..............................  $          6,385,086   $         19,638,126   $         61,227,409    $         34,380,691
                                          ====================   ====================   ====================    ====================

 The accompanying notes are an integral part of these financial statements.

                                      1

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                              BHFTI
                                                        AMERICAN FUNDS(R)           BHFTI                 BHFTI
                                   BHFTI AB GLOBAL          BALANCED          AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                 DYNAMIC ALLOCATION        ALLOCATION         GROWTH ALLOCATION    MODERATE ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value..  $          2,425,865  $          9,050,735  $         24,939,130  $          11,523,743
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........             2,425,865             9,050,735            24,939,130             11,523,743
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     1                     1                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     1                     1                    --                     --
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $          2,425,864  $          9,050,734  $         24,939,130  $          11,523,743
                                ====================  ====================  ====================  =====================

                                                                                     BHFTI
                                      BHFTI AQR                BHFTI              BRIGHTHOUSE              BHFTI
                                     GLOBAL RISK         BLACKROCK GLOBAL            ASSET              BRIGHTHOUSE
                                      BALANCED          TACTICAL STRATEGIES     ALLOCATION 100         BALANCED PLUS
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $           1,771,850  $          2,190,178  $         26,229,761  $          4,613,685
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........              1,771,850             2,190,178            26,229,761             4,613,685
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $           1,771,850  $          2,190,178  $         26,229,761  $          4,613,685
                                =====================  ====================  ====================  ====================

                                                               BHFTI
                                        BHFTI              BRIGHTHOUSE/
                                    BRIGHTHOUSE/             TEMPLETON
                                  ABERDEEN EMERGING        INTERNATIONAL
                                   MARKETS EQUITY              BOND
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------

ASSETS:
   Investments at fair value..  $          4,466,306  $          1,461,630
                                --------------------  ---------------------
        Total Assets..........             4,466,306             1,461,630
                                --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                     1
                                --------------------  ---------------------
        Total Liabilities.....                    --                     1
                                --------------------  ---------------------

NET ASSETS....................  $          4,466,306  $          1,461,629
                                ====================  =====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                        BHFTI
                                    BRIGHTHOUSE/
                                     WELLINGTON               BHFTI                 BHFTI             BHFTI INVESCO
                                      LARGE CAP          CLARION GLOBAL        HARRIS OAKMARK         BALANCED-RISK
                                      RESEARCH             REAL ESTATE          INTERNATIONAL          ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $          4,737,909  $         11,357,946  $         21,790,212  $          2,010,637
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             4,737,909            11,357,946            21,790,212             2,010,637
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          4,737,909  $         11,357,946  $         21,790,211  $          2,010,637
                                ====================  ====================  ====================  ====================

                                                                                     BHFTI                  BHFTI
                                                           BHFTI INVESCO           JPMORGAN               JPMORGAN
                                    BHFTI INVESCO            SMALL CAP           GLOBAL ACTIVE            SMALL CAP
                                    GLOBAL EQUITY             GROWTH              ALLOCATION                VALUE
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                ---------------------  --------------------  ---------------------  --------------------

ASSETS:
   Investments at fair value..  $          14,055,084  $          3,886,260  $           2,136,212  $          3,268,751
                                ---------------------  --------------------  ---------------------  --------------------
        Total Assets..........             14,055,084             3,886,260              2,136,212             3,268,751
                                ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                      1                    --                      1                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                      1                    --                      1                    --
                                ---------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          14,055,083  $          3,886,260  $           2,136,211  $          3,268,751
                                =====================  ====================  =====================  ====================

                                         BHFTI                 BHFTI
                                     LOOMIS SAYLES         LOOMIS SAYLES
                                   GLOBAL ALLOCATION          GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------

ASSETS:
   Investments at fair value..  $           4,303,162  $         25,793,383
                                ---------------------  --------------------
        Total Assets..........              4,303,162            25,793,383
                                ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     --                    --
                                ---------------------  --------------------
        Total Liabilities.....                     --                    --
                                ---------------------  --------------------

NET ASSETS....................  $           4,303,162  $         25,793,383
                                =====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                       BHFTI                                                              BHFTI
                                      METLIFE             BHFTI MFS(R)              BHFTI               PANAGORA
                                    MULTI-INDEX             RESEARCH           MORGAN STANLEY            GLOBAL
                                   TARGETED RISK          INTERNATIONAL           DISCOVERY         DIVERSIFIED RISK
                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $          1,205,211  $          9,041,537  $          8,563,794  $            172,352
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,205,211             9,041,537             8,563,794               172,352
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          1,205,211  $          9,041,537  $          8,563,793  $            172,352
                                ====================  ====================  ====================  ====================

                                                                                    BHFTI
                                       BHFTI                  BHFTI               SCHRODERS            BHFTI SSGA
                                  PIMCO INFLATION             PIMCO                GLOBAL              GROWTH AND
                                  PROTECTED BOND          TOTAL RETURN           MULTI-ASSET           INCOME ETF
                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $          8,216,150  $         22,214,164  $          1,505,355  $         12,159,978
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             8,216,150            22,214,164             1,505,355            12,159,978
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          8,216,150  $         22,214,163  $          1,505,355  $         12,159,978
                                ====================  ====================  ====================  ====================

                                                          BHFTI T. ROWE
                                     BHFTI SSGA             PRICE MID
                                     GROWTH ETF            CAP GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------

ASSETS:
   Investments at fair value..  $         16,520,614  $         24,567,574
                                --------------------  --------------------
        Total Assets..........            16,520,614            24,567,574
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         16,520,614  $         24,567,574
                                ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                          BHFTII BAILLIE                                  BHFTII
                                        BHFTI                 GIFFORD               BHFTII               BLACKROCK
                                  VICTORY SYCAMORE         INTERNATIONAL           BLACKROCK              CAPITAL
                                    MID CAP VALUE              STOCK              BOND INCOME          APPRECIATION
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $           9,231,835  $          3,446,371  $          7,972,475  $         12,263,945
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........              9,231,835             3,446,371             7,972,475            12,263,945
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     --                    --                     4                     1
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     --                    --                     4                     1
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $           9,231,835  $          3,446,371  $          7,972,471  $         12,263,944
                                =====================  ====================  ====================  ====================

                                       BHFTII                 BHFTII                BHFTII                 BHFTII
                                     BRIGHTHOUSE            BRIGHTHOUSE           BRIGHTHOUSE            BRIGHTHOUSE
                                        ASSET                  ASSET                 ASSET                  ASSET
                                    ALLOCATION 20          ALLOCATION 40         ALLOCATION 60          ALLOCATION 80
                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                ---------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value..  $           3,337,330  $          6,638,945  $         49,020,938  $         106,728,846
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........              3,337,330             6,638,945            49,020,938            106,728,846
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     --                     1                     1                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     --                     1                     1                     --
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $           3,337,330  $          6,638,944  $         49,020,937  $         106,728,846
                                =====================  ====================  ====================  =====================

                                        BHFTII                BHFTII
                                     BRIGHTHOUSE/          BRIGHTHOUSE/
                                        ARTISAN             WELLINGTON
                                     MID CAP VALUE           BALANCED
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  ---------------------

ASSETS:
   Investments at fair value..  $           4,782,949  $           3,681,793
                                ---------------------  ---------------------
        Total Assets..........              4,782,949              3,681,793
                                ---------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                      3                     --
                                ---------------------  ---------------------
        Total Liabilities.....                      3                     --
                                ---------------------  ---------------------

NET ASSETS....................  $           4,782,946  $           3,681,793
                                =====================  =====================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                       BHFTII
                                    BRIGHTHOUSE/
                                     WELLINGTON             BHFTII                                       BHFTII
                                     CORE EQUITY           FRONTIER                BHFTII             LOOMIS SAYLES
                                    OPPORTUNITIES       MID CAP GROWTH         JENNISON GROWTH       SMALL CAP CORE
                                 INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $         18,444,604  $          6,005,623  $          8,625,624  $          6,365,217
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            18,444,604             6,005,623             8,625,624             6,365,217
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     1                    --                    --                     7
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     1                    --                    --                     7
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         18,444,603  $          6,005,623  $          8,625,624  $          6,365,210
                                ====================  ====================  ====================  ====================

                                       BHFTII
                                    LOOMIS SAYLES        BHFTII METLIFE
                                      SMALL CAP             AGGREGATE           BHFTII METLIFE        BHFTII METLIFE
                                       GROWTH              BOND INDEX         MID CAP STOCK INDEX   MSCI EAFE(R) INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $          4,810,306  $          25,170,511  $         21,063,681  $         26,748,859
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........             4,810,306             25,170,511            21,063,681            26,748,859
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                     --                     1                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    --                     --                     1                    --
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          4,810,306  $          25,170,511  $         21,063,680  $         26,748,859
                                ====================  =====================  ====================  ====================

                                   BHFTII METLIFE         BHFTII METLIFE
                                RUSSELL 2000(R) INDEX       STOCK INDEX
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                ---------------------  --------------------

ASSETS:
   Investments at fair value..  $         16,826,373   $         68,195,439
                                ---------------------  --------------------
        Total Assets..........            16,826,373             68,195,439
                                ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     1                      1
                                ---------------------  --------------------
        Total Liabilities.....                     1                      1
                                ---------------------  --------------------

NET ASSETS....................  $         16,826,372   $         68,195,438
                                =====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                        BHFTII
                                       BHFTII                BHFTII           BHFTII NEUBERGER       T. ROWE PRICE
                                 MFS(R) TOTAL RETURN      MFS(R) VALUE         BERMAN GENESIS      LARGE CAP GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $          4,458,123  $         29,980,234  $          9,123,269  $         26,685,331
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             4,458,123            29,980,234             9,123,269            26,685,331
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     2                     1                     1                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     2                     1                     1                     1
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          4,458,121  $         29,980,233  $          9,123,268  $         26,685,330
                                ====================  ====================  ====================  ====================

                                                                               BHFTII WESTERN
                                       BHFTII             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                    T. ROWE PRICE        GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT
                                  SMALL CAP GROWTH          RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value..  $         15,043,807  $          2,919,447  $         13,527,147  $          2,379,197
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            15,043,807             2,919,447            13,527,147             2,379,197
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         15,043,807  $          2,919,447  $         13,527,146  $          2,379,197
                                ====================  ====================  ====================  ====================

                                   FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                     INCOME VIP         MUTUAL SHARES VIP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------

ASSETS:
   Investments at fair value..  $            637,741  $          1,159,104
                                --------------------  --------------------
        Total Assets..........               637,741             1,159,104
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     1                    --
                                --------------------  --------------------
        Total Liabilities.....                     1                    --
                                --------------------  --------------------

NET ASSETS....................  $            637,740  $          1,159,104
                                ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        AMERICAN FUNDS(R)
                                                 AMERICAN FUNDS(R)        GLOBAL SMALL        AMERICAN FUNDS(R)
                                                       BOND              CAPITALIZATION            GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             162,253  $             28,818  $            421,669
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --             1,148,175             5,815,539
      Realized gains (losses) on sale of
         investments.........................                 20,597               243,531               788,755
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 20,597             1,391,706             6,604,294
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                371,681             3,470,273             7,848,678
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                392,278             4,861,979            14,452,972
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             554,531  $          4,890,797  $         14,874,641
                                               =====================  ====================  ====================

                                                                                                   BHFTI
                                                                                             AMERICAN FUNDS(R)
                                                 AMERICAN FUNDS(R)      BHFTI AB GLOBAL          BALANCED
                                                   GROWTH-INCOME      DYNAMIC ALLOCATION        ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            537,228  $             79,973  $            177,657
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             3,196,006                45,226               594,066
      Realized gains (losses) on sale of
         investments.........................               283,557                14,429              (12,805)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             3,479,563                59,655               581,261
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,216,933               239,765               748,016
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             6,696,496               299,420             1,329,277
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          7,233,724  $            379,393  $          1,506,934
                                               ====================  ====================  ====================

                                                        BHFTI                 BHFTI               BHFTI AQR
                                                  AMERICAN FUNDS(R)     AMERICAN FUNDS(R)        GLOBAL RISK
                                                  GROWTH ALLOCATION    MODERATE ALLOCATION        BALANCED
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             465,884  $            256,600  $             48,830
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              1,938,898               620,665                    --
      Realized gains (losses) on sale of
         investments.........................                 16,215              (45,530)              (15,182)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......              1,955,113               575,135              (15,182)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              2,502,990               850,461               262,112
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              4,458,103             1,425,596               246,930
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           4,923,987  $          1,682,196  $            295,760
                                               =====================  ====================  ====================

                                                       BHFTI
                                                 BLACKROCK GLOBAL
                                                TACTICAL STRATEGIES
                                                INVESTMENT DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              4,020
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               (3,522)
                                               --------------------
           Net realized gains (losses).......               (3,522)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               384,890
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               381,368
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            385,388
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                       BHFTI                                       BHFTI
                                                    BRIGHTHOUSE              BHFTI             BRIGHTHOUSE/
                                                       ASSET              BRIGHTHOUSE        ABERDEEN EMERGING
                                                  ALLOCATION 100         BALANCED PLUS        MARKETS EQUITY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            431,247  $             84,943  $             76,741
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             2,554,449                    --                    --
      Realized gains (losses) on sale of
         investments.........................                70,754                 4,333                25,492
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             2,625,203                 4,333                25,492
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             2,737,175               788,385               658,348
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             5,362,378               792,718               683,840
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,793,625  $            877,661  $            760,581
                                               ====================  ====================  ====================

                                                       BHFTI                   BHFTI
                                                   BRIGHTHOUSE/            BRIGHTHOUSE/
                                                     TEMPLETON              WELLINGTON           BHFTI CLARION
                                                   INTERNATIONAL             LARGE CAP              GLOBAL
                                                       BOND                  RESEARCH             REAL ESTATE
                                                INVESTMENT DIVISION     INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             206,284  $              50,060  $            355,286
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  4,737                499,203                    --
      Realized gains (losses) on sale of
         investments.........................              (109,888)                 46,104               167,678
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......              (105,151)                545,307               167,678
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (70,877)                587,171             1,817,257
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (176,028)              1,132,478             1,984,935
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              30,256  $           1,182,538  $          2,340,221
                                               =====================  =====================  ====================

                                                       BHFTI             BHFTI INVESCO
                                                  HARRIS OAKMARK         BALANCED-RISK         BHFTI INVESCO
                                                   INTERNATIONAL          ALLOCATION           GLOBAL EQUITY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            535,457  $                 --  $            136,111
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,684,257                    --             1,608,247
      Realized gains (losses) on sale of
         investments.........................             (229,682)               (6,264)               142,355
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,454,575               (6,264)             1,750,602
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             2,972,111               276,435             1,582,150
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,426,686               270,171             3,332,752
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          4,962,143  $            270,171  $          3,468,863
                                               ====================  ====================  ====================

                                                   BHFTI INVESCO
                                                     SMALL CAP
                                                      GROWTH
                                                INVESTMENT DIVISION
                                               ---------------------

INVESTMENT INCOME:
      Dividends..............................  $                  --
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                713,546
      Realized gains (losses) on sale of
         investments.........................              (232,697)
                                               ---------------------
           Net realized gains (losses).......                480,849
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................                473,545
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                954,394
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             954,394
                                               =====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                       BHFTI                 BHFTI
                                                     JPMORGAN              JPMORGAN                BHFTI
                                                   GLOBAL ACTIVE           SMALL CAP           LOOMIS SAYLES
                                                    ALLOCATION               VALUE           GLOBAL ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             54,145  $             41,008  $             60,815
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --               306,710               299,661
      Realized gains (losses) on sale of
         investments.........................                 2,300              (43,789)                41,035
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,300               262,921               340,696
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               258,193               205,518               474,997
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               260,493               468,439               815,693
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            314,638  $            509,447  $            876,508
                                               ====================  ====================  ====================

                                                                             BHFTI
                                                       BHFTI                METLIFE            BHFTI MFS(R)
                                                   LOOMIS SAYLES          MULTI-INDEX            RESEARCH
                                                      GROWTH             TARGETED RISK         INTERNATIONAL
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            249,460  $             20,626  $            132,938
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             3,167,625                    --               381,943
      Realized gains (losses) on sale of
         investments.........................               228,043                 1,126               119,895
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             3,395,668                 1,126               501,838
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             1,377,416               171,398             1,446,902
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,773,084               172,524             1,948,740
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,022,544  $            193,150  $          2,081,678
                                               ====================  ====================  ====================

                                                                              BHFTI
                                                       BHFTI                PANAGORA                BHFTI
                                                  MORGAN STANLEY             GLOBAL            PIMCO INFLATION
                                                     DISCOVERY          DIVERSIFIED RISK       PROTECTED BOND
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $                 --  $               5,202  $            316,667
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,536,737                     --                    --
      Realized gains (losses) on sale of
         investments.........................               282,490                  1,235              (53,522)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             1,819,227                  1,235              (53,522)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               734,467                 24,141               429,341
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,553,694                 25,376               375,819
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,553,694  $              30,578  $            692,486
                                               ====================  =====================  ====================

                                                       BHFTI
                                                       PIMCO
                                                   TOTAL RETURN
                                                INVESTMENT DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $            633,631
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                 (250)
                                               --------------------
           Net realized gains (losses).......                 (250)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,055,792
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,055,542
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,689,173
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                       BHFTI
                                                     SCHRODERS            BHFTI SSGA
                                                      GLOBAL              GROWTH AND            BHFTI SSGA
                                                    MULTI-ASSET           INCOME ETF            GROWTH ETF
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             20,260  $            304,189  $            347,384
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --               580,105               998,408
      Realized gains (losses) on sale of
         investments.........................                 7,772               (6,226)               (5,235)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 7,772               573,879               993,173
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               235,041             1,288,718             1,785,925
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               242,813             1,862,597             2,779,098
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            263,073  $          2,166,786  $          3,126,482
                                               ====================  ====================  ====================

                                                                                                BHFTII BAILLIE
                                                    BHFTI T. ROWE             BHFTI                 GIFFORD
                                                      PRICE MID         VICTORY SYCAMORE         INTERNATIONAL
                                                     CAP GROWTH           MID CAP VALUE              STOCK
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $              60,365  $             115,961  $             42,653
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              3,672,861                284,056               187,971
      Realized gains (losses) on sale of
         investments.........................                 14,455               (23,861)                75,199
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......              3,687,316                260,195               263,170
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              2,308,813              1,797,990               572,673
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              5,996,129              2,058,185               835,843
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           6,056,494  $           2,174,146  $            878,496
                                               =====================  =====================  ====================

                                                                            BHFTII                BHFTII
                                                      BHFTII               BLACKROCK            BRIGHTHOUSE
                                                     BLACKROCK              CAPITAL                ASSET
                                                    BOND INCOME          APPRECIATION          ALLOCATION 20
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            215,634  $             18,560  $             75,818
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --             1,411,336                59,796
      Realized gains (losses) on sale of
         investments.........................               (1,524)                78,155              (16,110)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               (1,524)             1,489,491                43,686
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               334,268             1,011,910               245,055
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               332,744             2,501,401               288,741
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            548,378  $          2,519,961  $            364,559
                                               ====================  ====================  ====================

                                                      BHFTII
                                                    BRIGHTHOUSE
                                                       ASSET
                                                   ALLOCATION 40
                                                INVESTMENT DIVISION
                                               ---------------------

INVESTMENT INCOME:
      Dividends..............................  $             155,283
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                315,469
      Realized gains (losses) on sale of
         investments.........................               (14,043)
                                               ---------------------
           Net realized gains (losses).......                301,426
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................                530,478
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                831,904
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             987,187
                                               =====================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                      BHFTII                BHFTII                 BHFTII
                                                    BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE/
                                                       ASSET                 ASSET                 ARTISAN
                                                   ALLOCATION 60         ALLOCATION 80          MID CAP VALUE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          1,005,070  $           2,024,404  $             52,998
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             3,616,069             10,122,018               812,283
      Realized gains (losses) on sale of
         investments.........................                60,948                469,665              (90,098)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             3,677,017             10,591,683               722,185
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,548,095              8,737,579               514,858
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             7,225,112             19,329,262             1,237,043
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          8,230,182  $          21,353,666  $          1,290,041
                                               ====================  =====================  ====================

                                                                              BHFTII
                                                       BHFTII              BRIGHTHOUSE/
                                                    BRIGHTHOUSE/            WELLINGTON              BHFTII
                                                     WELLINGTON             CORE EQUITY            FRONTIER
                                                      BALANCED             OPPORTUNITIES        MID CAP GROWTH
                                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $              77,213  $             282,618  $                 --
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                209,679              1,424,947               707,856
      Realized gains (losses) on sale of
         investments.........................                  5,452                167,526                73,086
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                215,131              1,592,473               780,942
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                415,429              2,700,529               753,611
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                630,560              4,293,002             1,534,553
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             707,773  $           4,575,620  $          1,534,553
                                               =====================  =====================  ====================

                                                                                                  BHFTII
                                                                            BHFTII             LOOMIS SAYLES
                                                      BHFTII             LOOMIS SAYLES           SMALL CAP
                                                  JENNISON GROWTH       SMALL CAP CORE            GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             35,208  $              2,471  $                 --
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,151,798               884,141               697,596
      Realized gains (losses) on sale of
         investments.........................                54,879             (110,307)                53,936
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,206,677               773,834               751,532
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               938,474               953,359               344,038
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,145,151             1,727,193             1,095,570
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,180,359  $          1,729,664  $          1,095,570
                                               ====================  ====================  ====================

                                                  BHFTII METLIFE
                                                     AGGREGATE
                                                    BOND INDEX
                                                INVESTMENT DIVISION
                                               ---------------------

INVESTMENT INCOME:
      Dividends..............................  $             753,933
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --
      Realized gains (losses) on sale of
         investments.........................                (7,724)
                                               ---------------------
           Net realized gains (losses).......                (7,724)
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,183,730
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,176,006
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,929,939
                                               =====================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                  BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                                MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $            272,747  $            583,830  $            173,343
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,899,862               157,921             1,389,539
      Realized gains (losses) on sale of
         investments.........................               113,776               145,152               183,331
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,013,638               303,073             1,572,870
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             2,183,760             3,385,353             1,652,161
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,197,398             3,688,426             3,225,031
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          4,470,145  $          4,272,256  $          3,398,374
                                               ====================  ====================  =====================

                                                  BHFTII METLIFE            BHFTII                BHFTII
                                                    STOCK INDEX       MFS(R) TOTAL RETURN      MFS(R) VALUE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          1,334,988  $            100,005  $            472,487
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             4,653,615               166,132             1,622,358
      Realized gains (losses) on sale of
         investments.........................             1,732,749                31,728              (34,807)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             6,386,364               197,860             1,587,551
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             9,351,949               466,919             4,487,043
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            15,738,313               664,779             6,074,594
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         17,073,301  $            764,784  $          6,547,081
                                               ====================  ====================  ====================

                                                                            BHFTII                BHFTII
                                                 BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE
                                                  BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             13,811  $             91,499  $              7,838
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               796,503             3,240,680             2,250,694
      Realized gains (losses) on sale of
         investments.........................                96,799                52,038               151,440
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               893,302             3,292,718             2,402,134
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               710,440             2,570,152             1,923,180
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,603,742             5,862,870             4,325,314
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,617,553  $          5,954,369  $          4,333,152
                                               ====================  ====================  ====================

                                                   BHFTII VANECK
                                                  GLOBAL NATURAL
                                                     RESOURCES
                                                INVESTMENT DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $             28,178
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (641,754)
                                               --------------------
           Net realized gains (losses).......             (641,754)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               964,782
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               323,028
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            351,206
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                  BHFTII WESTERN
                                                 ASSET MANAGEMENT       BHFTII WESTERN
                                                  STRATEGIC BOND       ASSET MANAGEMENT       FTVIPT FRANKLIN
                                                   OPPORTUNITIES        U.S. GOVERNMENT         INCOME VIP
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            652,556  $             63,474  $             30,871
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                 9,330
      Realized gains (losses) on sale of
         investments.........................                35,565                 7,857              (13,017)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                35,565                 7,857               (3,687)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             1,081,639                77,962                53,817
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,117,204                85,819                50,130
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,769,760  $            149,293  $             81,001
                                               ====================  ====================  ====================

                                                  FTVIPT FRANKLIN
                                                 MUTUAL SHARES VIP
                                                INVESTMENT DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $             20,633
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               110,328
      Realized gains (losses) on sale of
         investments.........................              (19,505)
                                               --------------------
           Net realized gains (losses).......                90,823
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               121,987
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               212,810
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            233,443
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     26

This page is intentionally left blank.

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                AMERICAN FUNDS(R)
                                           AMERICAN FUNDS(R) BOND          GLOBAL SMALL CAPITALIZATION
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                            2019             2018            2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       162,253  $       142,733  $        28,818  $        14,831
   Net realized gains (losses)......           20,597         (12,788)        1,391,706        1,093,857
   Change in unrealized gains
     (losses) on investments........          371,681        (164,182)        3,470,273      (2,945,098)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          554,531         (34,237)        4,890,797      (1,836,410)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          835,634          821,707        1,950,639        2,161,178
   Net transfers (including
     fixed account).................           77,169           80,292        (929,715)           33,231
   Policy charges...................        (329,584)        (321,866)        (905,855)      (1,006,723)
   Transfers for policy benefits
     and terminations...............        (491,758)        (268,655)      (1,417,389)      (1,466,480)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           91,461          311,478      (1,302,320)        (278,794)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          645,992          277,241        3,588,477      (2,115,204)
NET ASSETS:
   Beginning of year................        5,739,094        5,461,853       16,049,649       18,164,853
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     6,385,086  $     5,739,094  $    19,638,126  $    16,049,649
                                      ===============  ===============  ===============  ===============

                                          AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  ---------------------------------
                                           2019             2018              2019             2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       421,669  $       234,306  $       537,228  $        425,406
   Net realized gains (losses)......        6,604,294        6,191,949        3,479,563         2,373,634
   Change in unrealized gains
     (losses) on investments........        7,848,678      (6,333,083)        3,216,933       (3,281,587)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       14,874,641           93,172        7,233,724         (482,547)
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        5,700,170        5,836,998        3,185,970         3,179,527
   Net transfers (including
     fixed account).................      (2,357,358)        (640,935)        (376,507)           126,188
   Policy charges...................      (2,971,521)      (3,205,736)      (1,509,107)       (1,595,877)
   Transfers for policy benefits
     and terminations...............      (3,781,873)      (3,590,959)      (1,943,250)       (1,909,867)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,410,582)      (1,600,632)        (642,894)         (200,029)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       11,464,059      (1,507,460)        6,590,830         (682,576)
NET ASSETS:
   Beginning of year................       49,763,350       51,270,810       27,789,861        28,472,437
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    61,227,409  $    49,763,350  $    34,380,691  $     27,789,861
                                      ===============  ===============  ===============  ================

                                                     BHFTI                    BHFTI AMERICAN FUNDS(R)
                                         AB GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION
                                              INVESTMENT DIVISION               INVESTMENT DIVISION
                                      ---------------------------------  --------------------------------
                                            2019             2018             2019              2018
                                      ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         79,973  $        39,923  $       177,657  $       146,788
   Net realized gains (losses)......            59,655           37,947          581,261          458,803
   Change in unrealized gains
     (losses) on investments........           239,765        (240,342)          748,016        (919,396)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           379,393        (162,472)        1,506,934        (313,805)
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           119,885          160,669          920,501          979,331
   Net transfers (including
     fixed account).................          (18,321)        (250,694)          307,342        (266,173)
   Policy charges...................         (126,938)        (133,516)        (511,425)        (527,932)
   Transfers for policy benefits
     and terminations...............          (56,136)         (27,803)        (671,636)        (664,997)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (81,510)        (251,344)           44,782        (479,771)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           297,883        (413,816)        1,551,716        (793,576)
NET ASSETS:
   Beginning of year................         2,127,981        2,541,797        7,499,018        8,292,594
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $      2,425,864  $     2,127,981  $     9,050,734  $     7,499,018
                                      ================  ===============  ===============  ===============

                                           BHFTI AMERICAN FUNDS(R)
                                              GROWTH ALLOCATION
                                             INVESTMENT DIVISION
                                      --------------------------------
                                           2019              2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       465,884  $       334,440
   Net realized gains (losses)......        1,955,113        1,441,037
   Change in unrealized gains
     (losses) on investments........        2,502,990      (2,961,471)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,923,987      (1,185,994)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        2,643,422        2,775,566
   Net transfers (including
     fixed account).................        (325,123)          547,372
   Policy charges...................      (1,229,558)      (1,325,127)
   Transfers for policy benefits
     and terminations...............      (1,634,961)      (2,189,518)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (546,220)        (191,707)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,377,767      (1,377,701)
NET ASSETS:
   Beginning of year................       20,561,363       21,939,064
                                      ---------------  ---------------
   End of year......................  $    24,939,130  $    20,561,363
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTI AMERICAN FUNDS(R)                    BHFTI AQR
                                             MODERATE ALLOCATION                GLOBAL RISK BALANCED
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                      ----------------------------------  ---------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        256,600  $        228,696  $         48,830  $         6,210
   Net realized gains (losses)......           575,135           506,561          (15,182)          123,615
   Change in unrealized gains
     (losses) on investments........           850,461       (1,073,924)           262,112        (231,547)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,682,196         (338,667)           295,760        (101,722)
                                      ----------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         1,424,223         1,619,410           214,240          246,758
   Net transfers (including
     fixed account).................         (227,662)           396,954          (19,554)         (77,444)
   Policy charges...................         (744,376)         (848,625)         (143,521)        (141,849)
   Transfers for policy benefits
     and terminations...............         (964,383)         (954,397)          (72,147)         (67,731)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (512,198)           213,342          (20,982)         (40,266)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,169,998         (125,325)           274,778        (141,988)
NET ASSETS:
   Beginning of year................        10,353,745        10,479,070         1,497,072        1,639,060
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     11,523,743  $     10,353,745  $      1,771,850  $     1,497,072
                                      ================  ================  ================  ===============

                                            BHFTI BLACKROCK GLOBAL                      BHFTI
                                              TACTICAL STRATEGIES         BRIGHTHOUSE ASSET ALLOCATION 100
                                              INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ----------------------------------  ---------------------------------
                                            2019              2018             2019              2018
                                      ----------------  ----------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          4,020  $         28,878  $       431,247  $        299,817
   Net realized gains (losses)......           (3,522)           138,966        2,625,203         1,080,021
   Change in unrealized gains
     (losses) on investments........           384,890         (319,255)        2,737,175       (3,660,155)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           385,388         (151,411)        5,793,625       (2,280,317)
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           251,465           258,719        2,481,287         2,863,419
   Net transfers (including
     fixed account).................         (150,193)            66,173        (380,456)             9,102
   Policy charges...................         (174,630)         (169,547)      (1,108,381)       (1,268,475)
   Transfers for policy benefits
     and terminations...............          (87,854)          (69,206)      (1,587,128)       (1,481,042)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (161,212)            86,139        (594,678)           123,004
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           224,176          (65,272)        5,198,947       (2,157,313)
NET ASSETS:
   Beginning of year................         1,966,002         2,031,274       21,030,814        23,188,127
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $      2,190,178  $      1,966,002  $    26,229,761  $     21,030,814
                                      ================  ================  ===============  ================

                                                     BHFTI                  BHFTI BRIGHTHOUSE/ABERDEEN
                                           BRIGHTHOUSE BALANCED PLUS          EMERGING MARKETS EQUITY
                                              INVESTMENT DIVISION               INVESTMENT DIVISION
                                      ---------------------------------  --------------------------------
                                            2019             2018             2019              2018
                                      ---------------   ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        84,943   $        67,395  $        76,741  $       109,308
   Net realized gains (losses)......            4,333           354,680           25,492           25,428
   Change in unrealized gains
     (losses) on investments........          788,385         (719,982)          658,348        (697,506)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          877,661         (297,907)          760,581        (562,770)
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          337,198           368,961          558,548          581,572
   Net transfers (including
     fixed account).................          123,539         (250,993)          120,166           96,161
   Policy charges...................        (270,783)         (280,637)        (213,420)        (218,398)
   Transfers for policy benefits
     and terminations...............        (128,875)         (216,908)        (274,148)        (385,430)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           61,079         (379,577)          191,146           73,905
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          938,740         (677,484)          951,727        (488,865)
NET ASSETS:
   Beginning of year................        3,674,945         4,352,429        3,514,579        4,003,444
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $     4,613,685   $     3,674,945  $     4,466,306  $     3,514,579
                                      ===============   ===============  ===============  ===============

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                             INVESTMENT DIVISION
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       206,284  $             --
   Net realized gains (losses)......        (105,151)          (17,253)
   Change in unrealized gains
     (losses) on investments........         (70,877)            43,507
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           30,256            26,254
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          250,996           235,839
   Net transfers (including
     fixed account).................        (598,803)          (57,166)
   Policy charges...................        (124,977)         (117,024)
   Transfers for policy benefits
     and terminations...............        (147,317)         (338,175)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (620,101)         (276,526)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (589,845)         (250,272)
NET ASSETS:
   Beginning of year................        2,051,474         2,301,746
                                      ---------------  ----------------
   End of year......................  $     1,461,629  $      2,051,474
                                      ===============  ================

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                             LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                             INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  --------------------------------
                                           2019              2018             2019             2018
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        50,060  $         48,109  $       355,286  $       616,320
   Net realized gains (losses)......          545,307           684,413          167,678           24,172
   Change in unrealized gains
     (losses) on investments........          587,171         (945,691)        1,817,257      (1,509,911)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,182,538         (213,169)        2,340,221        (869,419)
                                      ---------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          435,742           453,051        1,119,971        1,241,772
   Net transfers (including
     fixed account).................        (148,408)         (112,517)        (304,051)         (74,312)
   Policy charges...................        (205,780)         (223,911)        (540,547)        (577,200)
   Transfers for policy benefits
     and terminations...............        (294,105)         (634,455)        (579,062)        (730,623)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (212,551)         (517,832)        (303,689)        (140,363)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          969,987         (731,001)        2,036,532      (1,009,782)
NET ASSETS:
   Beginning of year................        3,767,922         4,498,923        9,321,414       10,331,196
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     4,737,909  $      3,767,922  $    11,357,946  $     9,321,414
                                      ===============  ================  ===============  ===============

                                                    BHFTI                              BHFTI
                                        HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                             INVESTMENT DIVISION                INVESTMENT DIVISION
                                      --------------------------------  ---------------------------------
                                            2019             2018             2019              2018
                                      ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       535,457  $       455,041  $             --  $        23,763
   Net realized gains (losses)......        1,454,575        1,034,986           (6,264)          149,220
   Change in unrealized gains
     (losses) on investments........        2,972,111      (7,596,824)           276,435        (304,126)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,962,143      (6,106,797)           270,171        (131,143)
                                      ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        2,360,595        2,715,723           146,023          186,607
   Net transfers (including
     fixed account).................      (3,519,525)        1,192,722          (11,971)        (321,665)
   Policy charges...................        (991,581)      (1,168,920)         (136,347)        (139,248)
   Transfers for policy benefits
     and terminations...............      (1,305,102)      (1,247,939)          (58,684)         (94,198)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,455,613)        1,491,586          (60,979)        (368,504)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        1,506,530      (4,615,211)           209,192        (499,647)
NET ASSETS:
   Beginning of year................       20,283,681       24,898,892         1,801,445        2,301,092
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $    21,790,211  $    20,283,681  $      2,010,637  $     1,801,445
                                      ===============  ===============  ================  ===============

                                                                                       BHFTI
                                         BHFTI INVESCO GLOBAL EQUITY         INVESCO SMALL CAP GROWTH
                                             INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  ---------------------------------
                                            2019             2018             2019              2018
                                      ---------------   ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       136,111   $       158,048  $            --  $             --
   Net realized gains (losses)......        1,750,602         1,650,556          480,849           519,481
   Change in unrealized gains
     (losses) on investments........        1,582,150       (3,432,404)          473,545         (931,501)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,468,863       (1,623,800)          954,394         (412,020)
                                      ---------------   ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,117,792         1,269,556          368,648           438,738
   Net transfers (including
     fixed account).................        (391,908)           783,319      (1,168,023)           346,057
   Policy charges...................        (483,514)         (539,618)        (197,086)         (229,108)
   Transfers for policy benefits
     and terminations...............        (595,672)       (1,438,877)        (136,459)         (359,000)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (353,302)            74,380      (1,132,920)           196,687
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        3,115,561       (1,549,420)        (178,526)         (215,333)
NET ASSETS:
   Beginning of year................       10,939,522        12,488,942        4,064,786         4,280,119
                                      ---------------   ---------------  ---------------  ----------------
   End of year......................  $    14,055,083   $    10,939,522  $     3,886,260  $      4,064,786
                                      ===============   ===============  ===============  ================

                                               BHFTI JPMORGAN
                                          GLOBAL ACTIVE ALLOCATION
                                             INVESTMENT DIVISION
                                      ---------------------------------
                                            2019             2018
                                      ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        54,145   $        34,561
   Net realized gains (losses)......            2,300           121,426
   Change in unrealized gains
     (losses) on investments........          258,193         (309,986)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          314,638         (153,999)
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          205,863           235,450
   Net transfers (including
     fixed account).................        (166,527)          (36,666)
   Policy charges...................        (111,539)         (120,488)
   Transfers for policy benefits
     and terminations...............         (70,894)          (60,850)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (143,097)            17,446
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............          171,541         (136,553)
NET ASSETS:
   Beginning of year................        1,964,670         2,101,223
                                      ---------------   ---------------
   End of year......................  $     2,136,211   $     1,964,670
                                      ===============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                              BHFTI
                                          JPMORGAN SMALL CAP VALUE        LOOMIS SAYLES GLOBAL ALLOCATION
                                             INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  --------------------------------
                                            2019              2018             2019             2018
                                      ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         41,008  $        40,689  $        60,815  $        67,206
   Net realized gains (losses)......           262,921          198,341          340,696          241,981
   Change in unrealized gains
     (losses) on investments........           205,518        (633,534)          474,997        (478,845)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           509,447        (394,504)          876,508        (169,658)
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           402,472          429,991          290,444          299,635
   Net transfers (including
     fixed account).................            61,813         (31,942)          495,363          105,029
   Policy charges...................         (194,695)        (213,402)        (161,507)        (163,469)
   Transfers for policy benefits
     and terminations...............          (71,357)         (69,552)        (268,711)        (165,581)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           198,233          115,095          355,589           75,614
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           707,680        (279,409)        1,232,097         (94,044)
NET ASSETS:
   Beginning of year................         2,561,071        2,840,480        3,071,065        3,165,109
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $      3,268,751  $     2,561,071  $     4,303,162  $     3,071,065
                                      ================  ===============  ===============  ===============

                                                    BHFTI                              BHFTI
                                            LOOMIS SAYLES GROWTH         METLIFE MULTI-INDEX TARGETED RISK
                                             INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  ---------------------------------
                                            2019              2018            2019              2018
                                      ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        249,460  $       196,714  $        20,626  $        14,857
   Net realized gains (losses)......         3,395,668        1,819,590            1,126           54,405
   Change in unrealized gains
     (losses) on investments........         1,377,416      (3,458,221)          171,398        (135,415)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,022,544      (1,441,917)          193,150         (66,153)
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         2,703,223        2,859,677          199,913          209,790
   Net transfers (including
     fixed account).................         (397,826)      (1,202,432)           84,125         (12,443)
   Policy charges...................       (1,155,922)      (1,305,273)         (69,668)         (69,250)
   Transfers for policy benefits
     and terminations...............       (1,656,745)      (2,021,105)         (30,764)         (62,998)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (507,270)      (1,669,133)          183,606           65,099
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         4,515,274      (3,111,050)          376,756          (1,054)
NET ASSETS:
   Beginning of year................        21,278,109       24,389,159          828,455          829,509
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $     25,793,383  $    21,278,109  $     1,205,211  $       828,455
                                      ================  ===============  ===============  ===============

                                                    BHFTI                               BHFTI
                                        MFS(R) RESEARCH INTERNATIONAL         MORGAN STANLEY DISCOVERY
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                      ---------------------------------  ---------------------------------
                                           2019              2018              2019             2018
                                      ---------------   ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       132,938   $       180,779  $             --  $            --
   Net realized gains (losses)......          501,838            89,722         1,819,227        1,528,096
   Change in unrealized gains
     (losses) on investments........        1,446,902       (1,428,905)           734,467      (1,090,039)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,081,678       (1,158,404)         2,553,694          438,057
                                      ---------------   ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          790,245           841,373           842,386          767,090
   Net transfers (including
     fixed account).................        (206,210)           280,074          (78,034)          729,444
   Policy charges...................        (318,669)         (345,522)         (438,721)        (366,552)
   Transfers for policy benefits
     and terminations...............        (628,890)         (671,636)         (438,336)        (567,833)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (363,524)           104,289         (112,705)          562,149
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        1,718,154       (1,054,115)         2,440,989        1,000,206
NET ASSETS:
   Beginning of year................        7,323,383         8,377,498         6,122,804        5,122,598
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $     9,041,537   $     7,323,383  $      8,563,793  $     6,122,804
                                      ===============   ===============  ================  ===============

                                                     BHFTI
                                       PANAGORA GLOBAL DIVERSIFIED RISK
                                              INVESTMENT DIVISION
                                      ---------------------------------
                                            2019              2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,202  $            --
   Net realized gains (losses)......             1,235           10,790
   Change in unrealized gains
     (losses) on investments........            24,141         (22,013)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            30,578         (11,223)
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            24,543           26,935
   Net transfers (including
     fixed account).................           (2,540)         (15,066)
   Policy charges...................           (9,010)          (8,989)
   Transfers for policy benefits
     and terminations...............           (6,106)          (9,924)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........             6,887          (7,044)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............            37,465         (18,267)
NET ASSETS:
   Beginning of year................           134,887          153,154
                                      ----------------  ---------------
   End of year......................  $        172,352  $       134,887
                                      ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                            BHFTI
                                       PIMCO INFLATION PROTECTED BOND         PIMCO TOTAL RETURN
                                             INVESTMENT DIVISION              INVESTMENT DIVISION
                                      -------------------------------  --------------------------------
                                            2019            2018            2019              2018
                                      ---------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       316,667  $      168,603  $       633,631  $       307,539
   Net realized gains (losses)......         (53,522)       (166,528)            (250)        (113,165)
   Change in unrealized gains
     (losses) on investments........          429,341       (198,876)        1,055,792        (182,677)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          692,486       (196,801)        1,689,173           11,697
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          850,394         981,630        2,298,330        2,476,517
   Net transfers (including
     fixed account).................        (489,166)       (390,239)        1,947,648          157,990
   Policy charges...................        (469,351)       (522,960)      (1,146,284)      (1,200,682)
   Transfers for policy benefits
     and terminations...............        (516,811)     (1,099,598)      (1,546,811)      (1,590,733)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (624,934)     (1,031,167)        1,552,883        (156,908)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           67,552     (1,227,968)        3,242,056        (145,211)
NET ASSETS:
   Beginning of year................        8,148,598       9,376,566       18,972,107       19,117,318
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $     8,216,150  $    8,148,598  $    22,214,163  $    18,972,107
                                      ===============  ==============  ===============  ===============

                                                    BHFTI                            BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET      SSGA GROWTH AND INCOME ETF
                                             INVESTMENT DIVISION              INVESTMENT DIVISION
                                      --------------------------------  -------------------------------
                                            2019            2018             2019             2018
                                      ---------------  ---------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        20,260  $        17,951  $      304,189  $       341,314
   Net realized gains (losses)......            7,772           66,825         573,879          648,581
   Change in unrealized gains
     (losses) on investments........          235,041        (197,903)       1,288,718      (1,759,698)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          263,073        (113,127)       2,166,786        (769,803)
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          145,951          151,501       1,231,851        1,471,162
   Net transfers (including
     fixed account).................           33,055          154,732     (1,299,640)        (992,352)
   Policy charges...................         (71,208)         (68,688)       (810,112)        (937,733)
   Transfers for policy benefits
     and terminations...............         (25,891)         (53,304)       (858,732)        (704,411)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           81,907          184,241     (1,736,633)      (1,163,334)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............          344,980           71,114         430,153      (1,933,137)
NET ASSETS:
   Beginning of year................        1,160,375        1,089,261      11,729,825       13,662,962
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $     1,505,355  $     1,160,375  $   12,159,978  $    11,729,825
                                      ===============  ===============  ==============  ===============

                                                    BHFTI                             BHFTI
                                               SSGA GROWTH ETF            T. ROWE PRICE MID CAP GROWTH
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                           2019             2018              2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       347,384  $       355,531  $        60,365  $            --
   Net realized gains (losses)......          993,173          996,159        3,687,316        3,016,229
   Change in unrealized gains
     (losses) on investments........        1,785,925      (2,617,263)        2,308,813      (3,307,711)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,126,482      (1,265,573)        6,056,494        (291,482)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,731,177        1,951,993        2,388,237        2,367,015
   Net transfers (including
     fixed account).................        (642,094)        (868,020)        (441,479)        (227,019)
   Policy charges...................        (802,383)        (927,755)      (1,169,674)      (1,162,700)
   Transfers for policy benefits
     and terminations...............        (947,386)        (649,822)      (1,697,217)      (2,157,203)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (660,686)        (493,604)        (920,133)      (1,179,907)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,465,796      (1,759,177)        5,136,361      (1,471,389)
NET ASSETS:
   Beginning of year................       14,054,818       15,813,995       19,431,213       20,902,602
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    16,520,614  $    14,054,818  $    24,567,574  $    19,431,213
                                      ===============  ===============  ===============  ===============

                                                    BHFTI
                                       VICTORY SYCAMORE MID CAP VALUE
                                             INVESTMENT DIVISION
                                      ---------------------------------
                                            2019             2018
                                      ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       115,961   $        68,040
   Net realized gains (losses)......          260,195         1,486,842
   Change in unrealized gains
     (losses) on investments........        1,797,990       (2,381,010)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,174,146         (826,128)
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          972,885         1,031,946
   Net transfers (including
     fixed account).................        (562,544)          (23,644)
   Policy charges...................        (415,164)         (461,470)
   Transfers for policy benefits
     and terminations...............        (514,749)         (584,441)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (519,572)          (37,609)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,654,574         (863,737)
NET ASSETS:
   Beginning of year................        7,577,261         8,440,998
                                      ---------------   ---------------
   End of year......................  $     9,231,835   $     7,577,261
                                      ===============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                            BHFTII BAILLIE GIFFORD                     BHFTII
                                              INTERNATIONAL STOCK               BLACKROCK BOND INCOME
                                              INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ----------------  ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         42,653  $        34,941  $        215,634  $        177,320
   Net realized gains (losses)......           263,170           46,235           (1,524)          (31,850)
   Change in unrealized gains
     (losses) on investments........           572,673        (620,535)           334,268         (163,071)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           878,496        (539,359)           548,378          (17,601)
                                      ----------------  ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           344,338          341,476           821,369           884,202
   Net transfers (including
     fixed account).................          (76,496)          181,453         1,981,871         (214,456)
   Policy charges...................         (161,334)        (175,130)         (392,292)         (389,703)
   Transfers for policy benefits
     and terminations...............         (212,312)        (142,863)         (235,612)         (345,444)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (105,804)          204,936         2,175,336          (65,401)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           772,692        (334,423)         2,723,714          (83,002)
NET ASSETS:
   Beginning of year................         2,673,679        3,008,102         5,248,757         5,331,759
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $      3,446,371  $     2,673,679  $      7,972,471  $      5,248,757
                                      ================  ===============  ================  ================

                                                    BHFTII                              BHFTII
                                        BLACKROCK CAPITAL APPRECIATION      BRIGHTHOUSE ASSET ALLOCATION 20
                                              INVESTMENT DIVISION                 INVESTMENT DIVISION
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         18,560  $          8,352  $         75,818  $         80,904
   Net realized gains (losses)......         1,489,491         1,154,590            43,686           (1,540)
   Change in unrealized gains
     (losses) on investments........         1,011,910       (1,092,542)           245,055         (155,968)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,519,961            70,400           364,559          (76,604)
                                      ----------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         1,050,248           939,691           144,262           217,674
   Net transfers (including
     fixed account).................         2,923,809           985,212           161,950          (45,358)
   Policy charges...................         (469,857)         (430,322)         (191,518)         (239,689)
   Transfers for policy benefits
     and terminations...............         (630,332)         (679,877)         (111,408)         (345,931)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         2,873,868           814,704             3,286         (413,304)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         5,393,829           885,104           367,845         (489,908)
NET ASSETS:
   Beginning of year................         6,870,115         5,985,011         2,969,485         3,459,393
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     12,263,944  $      6,870,115  $      3,337,330  $      2,969,485
                                      ================  ================  ================  ================

                                                    BHFTII                              BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40     BRIGHTHOUSE ASSET ALLOCATION 60
                                              INVESTMENT DIVISION                 INVESTMENT DIVISION
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------   ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        155,283   $       167,538  $      1,005,070  $        876,144
   Net realized gains (losses)......           301,426           195,660         3,677,017         1,952,082
   Change in unrealized gains
     (losses) on investments........           530,478         (658,403)         3,548,095       (5,477,421)
                                      ----------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           987,187         (295,205)         8,230,182       (2,649,195)
                                      ----------------   ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           769,617           853,467         4,613,636         5,246,263
   Net transfers (including
     fixed account).................         (403,759)          (21,514)         (648,775)         (438,169)
   Policy charges...................         (549,722)         (645,960)       (2,676,342)       (2,869,124)
   Transfers for policy benefits
     and terminations...............         (714,981)         (611,475)       (2,794,903)       (3,693,747)
                                      ----------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (898,845)         (425,482)       (1,506,384)       (1,754,777)
                                      ----------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            88,342         (720,687)         6,723,798       (4,403,972)
NET ASSETS:
   Beginning of year................         6,550,602         7,271,289        42,297,139        46,701,111
                                      ----------------   ---------------  ----------------  ----------------
   End of year......................  $      6,638,944   $     6,550,602  $     49,020,937  $     42,297,139
                                      ================   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                              INVESTMENT DIVISION
                                      ----------------------------------
                                            2019              2018
                                      ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      2,024,404  $      1,556,797
   Net realized gains (losses)......        10,591,683         5,237,291
   Change in unrealized gains
     (losses) on investments........         8,737,579      (14,539,353)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        21,353,666       (7,745,265)
                                      ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        10,806,728        12,155,279
   Net transfers (including
     fixed account).................       (2,859,371)       (1,633,002)
   Policy charges...................       (5,612,496)       (6,181,377)
   Transfers for policy benefits
     and terminations...............       (7,600,494)       (7,356,856)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       (5,265,633)       (3,015,956)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............        16,088,033      (10,761,221)
NET ASSETS:
   Beginning of year................        90,640,813       101,402,034
                                      ----------------  ----------------
   End of year......................  $    106,728,846  $     90,640,813
                                      ================  ================

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII BRIGHTHOUSE/                     BHFTII
                                            ARTISAN MID CAP VALUE        BRIGHTHOUSE/WELLINGTON BALANCED
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                            2019             2018             2019            2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        52,998  $        46,950  $        77,213  $        64,055
   Net realized gains (losses)......          722,185          513,587          215,131          286,714
   Change in unrealized gains
     (losses) on investments........          514,858      (1,462,585)          415,429        (484,846)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,290,041        (902,048)          707,773        (134,077)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          505,107          521,636          330,254          327,966
   Net transfers (including
     fixed account).................      (2,395,818)           93,301           12,171          137,479
   Policy charges...................        (296,489)        (326,486)        (178,034)        (191,689)
   Transfers for policy benefits
     and terminations...............        (461,594)        (932,650)        (622,776)        (163,682)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,648,794)        (644,199)        (458,385)          110,074
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,358,753)      (1,546,247)          249,388         (24,003)
NET ASSETS:
   Beginning of year................        6,141,699        7,687,946        3,432,405        3,456,408
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,782,946  $     6,141,699  $     3,681,793  $     3,432,405
                                      ===============  ===============  ===============  ===============

                                        BHFTII BRIGHTHOUSE/WELLINGTON                BHFTII
                                          CORE EQUITY OPPORTUNITIES          FRONTIER MID CAP GROWTH
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  ---------------------------------
                                            2019            2018              2019             2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       282,618  $       285,216  $            --  $             --
   Net realized gains (losses)......        1,592,473          956,902          780,942           683,426
   Change in unrealized gains
     (losses) on investments........        2,700,529      (1,207,036)          753,611         (946,153)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,575,620           35,082        1,534,553         (262,727)
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,360,882        1,486,555          495,473           493,749
   Net transfers (including
     fixed account).................        (596,018)        (500,269)        (129,424)          (67,117)
   Policy charges...................        (725,062)        (780,255)        (245,634)         (263,077)
   Transfers for policy benefits
     and terminations...............      (1,400,430)      (1,078,901)        (331,071)         (453,329)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,360,628)        (872,870)        (210,656)         (289,774)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        3,214,992        (837,788)        1,323,897         (552,501)
NET ASSETS:
   Beginning of year................       15,229,611       16,067,399        4,681,726         5,234,227
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    18,444,603  $    15,229,611  $     6,005,623  $      4,681,726
                                      ===============  ===============  ===============  ================

                                                    BHFTII                            BHFTII
                                                JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                              INVESTMENT DIVISION               INVESTMENT DIVISION
                                      ---------------------------------  --------------------------------
                                            2019              2018            2019              2018
                                      ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         35,208  $        23,111  $         2,471  $         1,898
   Net realized gains (losses)......         1,206,677        1,188,340          773,834        1,128,908
   Change in unrealized gains
     (losses) on investments........           938,474      (1,257,845)          953,359      (2,002,451)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,180,359         (46,394)        1,729,664        (871,645)
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           817,527          802,823          587,321          623,319
   Net transfers (including
     fixed account).................          (72,610)        1,104,801      (2,556,751)         (37,549)
   Policy charges...................         (377,037)        (384,294)        (353,963)        (420,373)
   Transfers for policy benefits
     and terminations...............         (637,505)        (805,129)        (681,457)      (1,240,690)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (269,625)          718,201      (3,004,850)      (1,075,293)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         1,910,734          671,807      (1,275,186)      (1,946,938)
NET ASSETS:
   Beginning of year................         6,714,890        6,043,083        7,640,396        9,587,334
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $      8,625,624  $     6,714,890  $     6,365,210  $     7,640,396
                                      ================  ===============  ===============  ===============

                                                   BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH
                                             INVESTMENT DIVISION
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            --  $             --
   Net realized gains (losses)......          751,532           592,176
   Change in unrealized gains
     (losses) on investments........          344,038         (685,902)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,095,570          (93,726)
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          485,597           492,297
   Net transfers (including
     fixed account).................        (471,498)           805,255
   Policy charges...................        (224,928)         (231,439)
   Transfers for policy benefits
     and terminations...............        (318,023)         (223,777)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (528,852)           842,336
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          566,718           748,610
NET ASSETS:
   Beginning of year................        4,243,588         3,494,978
                                      ---------------  ----------------
   End of year......................  $     4,810,306  $      4,243,588
                                      ===============  ================

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                            BHFTII
                                        METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  ---------------------------------
                                           2019             2018              2019              2018
                                      ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       753,933  $       645,587  $        272,747  $       239,696
   Net realized gains (losses)......          (7,724)        (142,680)         2,013,638        1,733,583
   Change in unrealized gains
     (losses) on investments........        1,183,730        (513,979)         2,183,760      (4,098,250)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,929,939         (11,072)         4,470,145      (2,124,971)
                                      ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        3,090,447        3,405,998         2,377,764        2,624,547
   Net transfers (including
     fixed account).................        2,426,840        (246,491)         (368,845)          405,266
   Policy charges...................      (1,581,727)      (1,657,762)       (1,248,316)      (1,303,779)
   Transfers for policy benefits
     and terminations...............      (2,043,760)      (1,289,662)       (1,523,617)      (1,035,033)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,891,800          212,083         (763,014)          691,001
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        3,821,739          201,011         3,707,131      (1,433,970)
NET ASSETS:
   Beginning of year................       21,348,772       21,147,761        17,356,549       18,790,519
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $    25,170,511  $    21,348,772  $     21,063,680  $    17,356,549
                                      ===============  ===============  ================  ===============

                                                   BHFTII                            BHFTII
                                         METLIFE MSCI EAFE(R) INDEX       METLIFE RUSSELL 2000(R) INDEX
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  ---------------------------------
                                            2019             2018             2019             2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       583,830  $       616,048  $       173,343  $        164,304
   Net realized gains (losses)......          303,073          124,459        1,572,870         1,191,640
   Change in unrealized gains
     (losses) on investments........        3,385,353      (3,803,869)        1,652,161       (2,929,740)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,272,256      (3,063,362)        3,398,374       (1,573,796)
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        2,875,753        3,185,627        1,789,421         1,998,905
   Net transfers (including
     fixed account).................        3,099,787        1,186,452         (50,332)           773,215
   Policy charges...................      (1,405,765)      (1,486,281)        (917,460)         (988,229)
   Transfers for policy benefits
     and terminations...............      (1,650,333)      (1,097,564)        (813,535)         (822,937)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,919,442        1,788,234            8,094           960,954
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        7,191,698      (1,275,128)        3,406,468         (612,842)
NET ASSETS:
   Beginning of year................       19,557,161       20,832,289       13,419,904        14,032,746
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    26,748,859  $    19,557,161  $    16,826,372  $     13,419,904
                                      ===============  ===============  ===============  ================

                                                    BHFTII                             BHFTII
                                              METLIFE STOCK INDEX                MFS(R) TOTAL RETURN
                                              INVESTMENT DIVISION                INVESTMENT DIVISION
                                      ---------------------------------  ---------------------------------
                                            2019             2018              2019             2018
                                      ---------------   ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,334,988   $     1,085,599  $       100,005   $        92,266
   Net realized gains (losses)......        6,386,364         4,809,939          197,860           262,906
   Change in unrealized gains
     (losses) on investments........        9,351,949       (8,381,937)          466,919         (579,592)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       17,073,301       (2,486,399)          764,784         (224,420)
                                      ---------------   ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        6,948,877         7,894,562          416,178           429,405
   Net transfers (including
     fixed account).................      (4,171,244)       (1,380,215)           45,213            38,870
   Policy charges...................      (3,647,862)       (3,874,436)        (188,297)         (199,418)
   Transfers for policy benefits
     and terminations...............      (4,116,658)       (3,409,646)        (362,109)         (223,796)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (4,986,887)         (769,735)         (89,015)            45,061
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       12,086,414       (3,256,134)          675,769         (179,359)
NET ASSETS:
   Beginning of year................       56,109,024        59,365,158        3,782,352         3,961,711
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $    68,195,438   $    56,109,024  $     4,458,121   $     3,782,352
                                      ===============   ===============  ===============   ===============

                                                    BHFTII
                                                 MFS(R) VALUE
                                              INVESTMENT DIVISION
                                      ---------------------------------
                                            2019             2018
                                      ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       472,487   $       345,307
   Net realized gains (losses)......        1,587,551         1,448,952
   Change in unrealized gains
     (losses) on investments........        4,487,043       (3,783,840)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        6,547,081       (1,989,581)
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        2,562,289         2,212,891
   Net transfers (including
     fixed account).................        2,210,797        11,611,475
   Policy charges...................      (1,146,532)         (966,987)
   Transfers for policy benefits
     and terminations...............      (1,480,657)       (1,490,397)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,145,897        11,366,982
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        8,692,978         9,377,401
NET ASSETS:
   Beginning of year................       21,287,255        11,909,854
                                      ---------------   ---------------
   End of year......................  $    29,980,233   $    21,287,255
                                      ===============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                            BHFTII
                                          NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                           2019             2018              2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,811  $        19,936  $        91,499  $        82,506
   Net realized gains (losses)......          893,302          867,130        3,292,718        3,777,915
   Change in unrealized gains
     (losses) on investments........          710,440      (1,195,812)        2,570,152      (4,034,159)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,617,553        (308,746)        5,954,369        (173,738)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          504,951          498,830        2,378,423        2,472,048
   Net transfers (including
     fixed account).................        2,641,054          110,729        2,508,208          520,802
   Policy charges...................        (251,304)        (249,255)      (1,191,661)      (1,197,423)
   Transfers for policy benefits
     and terminations...............        (325,288)        (556,431)      (1,694,400)      (1,336,394)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,569,413        (196,127)        2,000,570          459,033
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,186,966        (504,873)        7,954,939          285,295
NET ASSETS:
   Beginning of year................        4,936,302        5,441,175       18,730,391       18,445,096
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     9,123,268  $     4,936,302  $    26,685,330  $    18,730,391
                                      ===============  ===============  ===============  ===============

                                                   BHFTII                            BHFTII
                                       T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         7,838  $        19,256  $        28,178  $         9,637
   Net realized gains (losses)......        2,402,134        1,603,271        (641,754)           16,058
   Change in unrealized gains
     (losses) on investments........        1,923,180      (2,503,311)          964,782      (1,686,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,333,152        (880,784)          351,206      (1,661,263)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,648,441        1,791,115          380,820          460,406
   Net transfers (including
     fixed account).................      (2,739,233)        (249,354)      (1,452,750)        (837,027)
   Policy charges...................        (809,592)        (876,817)        (231,887)        (293,346)
   Transfers for policy benefits
     and terminations...............      (1,262,431)      (1,555,200)        (359,324)        (541,105)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,162,815)        (890,256)      (1,663,141)      (1,211,072)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,170,337      (1,771,040)      (1,311,935)      (2,872,335)
NET ASSETS:
   Beginning of year................       13,873,470       15,644,510        4,231,382        7,103,717
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    15,043,807  $    13,873,470  $     2,919,447  $     4,231,382
                                      ===============  ===============  ===============  ===============

                                                   BHFTII
                                          WESTERN ASSET MANAGEMENT            BHFTII WESTERN ASSET
                                        STRATEGIC BOND OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                      --------------------------------  --------------------------------
                                           2019              2018            2019              2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       652,556  $       705,155  $        63,474  $        47,765
   Net realized gains (losses)......           35,565          (9,691)            7,857         (14,322)
   Change in unrealized gains
     (losses) on investments........        1,081,639      (1,207,417)           77,962         (11,959)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,769,760        (511,953)          149,293           21,484
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,310,619        1,436,309          238,685          267,575
   Net transfers (including
     fixed account).................        (417,486)        (411,592)        1,704,491        (100,845)
   Policy charges...................        (658,122)        (707,083)        (121,431)        (119,099)
   Transfers for policy benefits
     and terminations...............        (812,570)      (1,031,938)      (1,616,011)        (100,766)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (577,559)        (714,304)          205,734         (53,135)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,192,201      (1,226,257)          355,027         (31,651)
NET ASSETS:
   Beginning of year................       12,334,945       13,561,202        2,024,170        2,055,821
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    13,527,146  $    12,334,945  $     2,379,197  $     2,024,170
                                      ===============  ===============  ===============  ===============

                                                   FTVIPT
                                             FRANKLIN INCOME VIP
                                             INVESTMENT DIVISION
                                      --------------------------------
                                           2019              2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        30,871  $        25,839
   Net realized gains (losses)......          (3,687)            7,853
   Change in unrealized gains
     (losses) on investments........           53,817         (71,595)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           81,001         (37,903)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           85,269          101,544
   Net transfers (including
     fixed account).................        (186,866)          133,680
   Policy charges...................         (41,285)         (50,180)
   Transfers for policy benefits
     and terminations...............          (9,580)         (86,004)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (152,462)           99,040
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (71,461)           61,137
NET ASSETS:
   Beginning of year................          709,201          648,064
                                      ---------------  ---------------
   End of year......................  $       637,740  $       709,201
                                      ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                     BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                                                 FTVIPT
                                                                                                       FRANKLIN MUTUAL SHARES VIP
                                                                                                           INVESTMENT DIVISION
                                                                                                    --------------------------------
                                                                                                          2019            2018
                                                                                                    ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................................................  $        20,633  $        29,043
   Net realized gains (losses)....................................................................           90,823           41,616
   Change in unrealized gains
     (losses) on investments......................................................................          121,987        (177,479)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...........................................................................          233,443        (106,820)
                                                                                                    ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...........................................................................          227,454          282,442
   Net transfers (including
     fixed account)...............................................................................        (196,150)         (49,009)
   Policy charges.................................................................................         (83,392)         (85,351)
   Transfers for policy benefits
     and terminations.............................................................................        (109,003)         (39,942)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.......................................................................        (161,091)          108,140
                                                                                                    ---------------  ---------------
     Net increase (decrease)
        in net assets.............................................................................           72,352            1,320
NET ASSETS:
   Beginning of year..............................................................................        1,086,752        1,085,432
                                                                                                    ---------------  ---------------
   End of year....................................................................................  $     1,159,104  $     1,086,752
                                                                                                    ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     46

               BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Life Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company
("MLI-USA") on November 15, 2005 to support MLI-USA's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company, which following the completion of a separation transaction from
MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the
Delaware Department of Insurance.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes.
Each Investment Division invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies
(the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF INVESTMENT DIVISIONS

Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2019:

American Funds(R) Bond Investment Division              BHFTI Brighthouse Asset Allocation 100 Investment
American Funds(R) Global Small Capitalization             Division
   Investment Division                                  BHFTI Brighthouse Balanced Plus Investment
American Funds(R) Growth Investment Division              Division
American Funds(R) Growth-Income Investment Division     BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI AB Global Dynamic Allocation Investment             Equity Investment Division
   Division                                             BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Balanced Allocation               Investment Division
   Investment Division                                  BHFTI Brighthouse/Wellington Large Cap Research
BHFTI American Funds(R) Growth Allocation                 Investment Division
   Investment Division                                  BHFTI Clarion Global Real Estate Investment
BHFTI American Funds(R) Moderate Allocation               Division
   Investment Division                                  BHFTI Harris Oakmark International Investment
BHFTI AQR Global Risk Balanced Investment                 Division
   Division                                             BHFTI Invesco Balanced-Risk Allocation Investment
BHFTI BlackRock Global Tactical Strategies                Division
   Investment Division

                                     47

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)

BHFTI Invesco Global Equity Investment Division          BHFTII Brighthouse Asset Allocation 80 Investment
BHFTI Invesco Small Cap Growth Investment                  Division
   Division                                              BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI JPMorgan Global Active Allocation Investment         Investment Division
   Division                                              BHFTII Brighthouse/Wellington Balanced Investment
BHFTI JPMorgan Small Cap Value Investment                  Division
   Division                                              BHFTII Brighthouse/Wellington Core Equity
BHFTI Loomis Sayles Global Allocation Investment           Opportunities Investment Division
   Division                                              BHFTII Frontier Mid Cap Growth Investment Division
BHFTI Loomis Sayles Growth Investment Division           BHFTII Jennison Growth Investment Division
BHFTI MetLife Multi-Index Targeted Risk Investment       BHFTII Loomis Sayles Small Cap Core Investment
   Division                                                Division
BHFTI MFS(R) Research International Investment           BHFTII Loomis Sayles Small Cap Growth Investment
   Division                                                Division
BHFTI Morgan Stanley Discovery Investment Division       BHFTII MetLife Aggregate Bond Index Investment
BHFTI PanAgora Global Diversified Risk Investment          Division
   Division                                              BHFTII MetLife Mid Cap Stock Index Investment
BHFTI PIMCO Inflation Protected Bond Investment            Division
   Division                                              BHFTII MetLife MSCI EAFE(R) Index Investment
BHFTI PIMCO Total Return Investment Division               Division
BHFTI Schroders Global Multi-Asset Investment            BHFTII MetLife Russell 2000(R) Index Investment
   Division                                                Division
BHFTI SSGA Growth and Income ETF Investment              BHFTII MetLife Stock Index Investment Division
   Division                                              BHFTII MFS(R) Total Return Investment Division
BHFTI SSGA Growth ETF Investment Division                BHFTII MFS(R) Value Investment Division
BHFTI T. Rowe Price Mid Cap Growth Investment            BHFTII Neuberger Berman Genesis Investment
   Division                                                Division
BHFTI Victory Sycamore Mid Cap Value Investment          BHFTII T. Rowe Price Large Cap Growth Investment
   Division                                                Division
BHFTII Baillie Gifford International Stock Investment    BHFTII T. Rowe Price Small Cap Growth Investment
   Division                                                Division
BHFTII BlackRock Bond Income Investment Division         BHFTII VanEck Global Natural Resources Investment
BHFTII BlackRock Capital Appreciation Investment           Division
   Division                                              BHFTII Western Asset Management Strategic Bond
BHFTII Brighthouse Asset Allocation 20 Investment          Opportunities Investment Division
   Division                                              BHFTII Western Asset Management U.S. Government
BHFTII Brighthouse Asset Allocation 40 Investment          Investment Division
   Division                                              FTVIPT Franklin Income VIP Investment Division
BHFTII Brighthouse Asset Allocation 60 Investment        FTVIPT Franklin Mutual Shares VIP Investment
   Division                                                Division

                                     48

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
An Investment Division's investment in shares of a fund or portfolio of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment
Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each
Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the
Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

                                     49

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment
Divisions and are credited as accumulation units.

NET TRANSFERS
Assets transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment
Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The mortality and expense risk is assumed by the Company. The mortality risk assumed is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

The mortality and expense risk charge, which ranges from 0.05% to 0.60%, is assessed through the redemption of units on a monthly basis and is recorded as a policy charge in the statements of changes in net assets of the applicable
Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, a coverage expense charge, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. A coverage expense charge ranges from $0.04 to $2.30 for every $1,000 of the policy face amount and is assessed each month for the first
8 policy years. Policy fees are assessed monthly and range from $9 to $12 for
Policies with face amounts less than $50,000 and from $8 to $15 for Policies with face amounts between $50,000 and $249,999 depending on the policy year. No policy fee applies to Policies issued with face amounts equal to or greater than $250,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 per $1,000 of the policy face amount. The
Policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.02 to
$0.40 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided. These charges are paid to the Company and are recorded as a policy charge in the statements of changes in net assets of the applicable Investment
Divisions.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisors, LLC
("Brighthouse Advisors"), an affiliate of the Company. Brighthouse Advisors is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     50

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------   -------------    --------------

     American Funds(R) Bond Investment Division..................        579,409         6,243,870       1,251,581           997,869
     American Funds(R) Global Small Capitalization Investment
        Division.................................................        754,732        15,978,632       1,842,361         1,967,688
     American Funds(R) Growth Investment Division................        759,928        49,692,033       8,064,678         5,238,052
     American Funds(R) Growth-Income Investment Division.........        686,515        29,579,406       5,486,456         2,396,115
     BHFTI AB Global Dynamic Allocation Investment Division......        189,817         2,171,356         237,136           193,448
     BHFTI American Funds(R) Balanced Allocation Investment
        Division.................................................        871,101         8,743,501       1,806,149           989,644
     BHFTI American Funds(R) Growth Allocation Investment
        Division.................................................      2,464,341        23,396,345       4,075,157         2,216,597
     BHFTI American Funds(R) Moderate Allocation Investment
        Division.................................................      1,150,074        11,485,858       1,550,338         1,185,272
     BHFTI AQR Global Risk Balanced Investment Division..........        191,759         1,809,965         227,226           199,378
     BHFTI BlackRock Global Tactical Strategies Investment
        Division.................................................        197,313         2,032,138         187,917           345,111
     BHFTI Brighthouse Asset Allocation 100 Investment Division..      2,046,003        23,924,914       4,283,904         1,892,886
     BHFTI Brighthouse Balanced Plus Investment Division.........        384,154         4,248,621         425,677           279,657
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Investment Division......................................        394,550         3,924,637         683,001           415,116
     BHFTI Brighthouse/Templeton International Bond Investment
        Division.................................................        154,180         1,580,892         975,659         1,384,741
     BHFTI Brighthouse/Wellington Large Cap Research Investment
        Division.................................................        311,500         4,005,120         747,360           410,649
     BHFTI Clarion Global Real Estate Investment Division........        875,709         9,950,166       1,778,417         1,726,822
     BHFTI Harris Oakmark International Investment Division......      1,601,044        22,389,506       3,375,820         4,611,719
     BHFTI Invesco Balanced-Risk Allocation Investment Division..        198,876         1,961,466          93,824           154,805
     BHFTI Invesco Global Equity Investment Division.............        603,741        12,115,463       2,666,259         1,275,202
     BHFTI Invesco Small Cap Growth Investment Division..........        296,209         4,489,975         944,228         1,363,603
     BHFTI JPMorgan Global Active Allocation Investment
        Division.................................................        174,100         1,981,029         211,456           300,409
     BHFTI JPMorgan Small Cap Value Investment Division..........        219,527         3,449,371         858,584           312,635
     BHFTI Loomis Sayles Global Allocation Investment Division...        237,220         3,649,649       1,059,219           343,155
     BHFTI Loomis Sayles Growth Investment Division..............      1,504,865        22,379,273       5,026,367         2,116,554
     BHFTI MetLife Multi-Index Targeted Risk Investment
        Division.................................................         89,474         1,108,337         271,864            67,634
     BHFTI MFS(R) Research International Investment Division.....        693,902         7,299,020       1,027,051           875,696
     BHFTI Morgan Stanley Discovery Investment Division..........        391,577         7,530,907       3,185,980         1,761,948
     BHFTI PanAgora Global Diversified Risk Investment Division..         14,668           158,333          30,471            18,383
     BHFTI PIMCO Inflation Protected Bond Investment Division....        820,794         8,421,653       1,085,600         1,393,868
     BHFTI PIMCO Total Return Investment Division................      1,851,180        21,874,688       4,195,566         2,009,053
     BHFTI Schroders Global Multi-Asset Investment Division......        114,737         1,344,614         269,631           167,465
     BHFTI SSGA Growth and Income ETF Investment Division........      1,003,299        11,722,015       1,513,010         2,365,350
     BHFTI SSGA Growth ETF Investment Division...................      1,356,372        15,716,409       2,162,202         1,477,096
     BHFTI T. Rowe Price Mid Cap Growth Investment Division......      2,185,727        23,793,642       6,046,422         3,233,330
     BHFTI Victory Sycamore Mid Cap Value Investment Division....        483,595         8,736,172         830,870           950,426
     BHFTII Baillie Gifford International Stock Investment
        Division.................................................        253,783         2,663,844         581,274           456,454
     BHFTII BlackRock Bond Income Investment Division............         73,243         7,882,171       2,785,038           394,065
     BHFTII BlackRock Capital Appreciation Investment Division...        284,151        11,006,149       5,423,274         1,119,509
     BHFTII Brighthouse Asset Allocation 20 Investment Division..        300,390         3,355,531         745,718           606,819
     BHFTII Brighthouse Asset Allocation 40 Investment Division..        569,378         6,615,469       1,019,048         1,447,142
     BHFTII Brighthouse Asset Allocation 60 Investment Division..      4,028,015        47,148,688       6,510,284         3,395,529
     BHFTII Brighthouse Asset Allocation 80 Investment Division..      7,917,570        97,675,973      15,336,918         8,456,132
     BHFTII Brighthouse/Artisan Mid Cap Value Investment
        Division.................................................         20,846         4,674,147       1,198,923         2,982,435

                                     51

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------

     BHFTII Brighthouse/Wellington Balanced Investment
       Division.................................................        182,992         3,380,810          504,844           676,338
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Investment Division......................................        519,420        15,920,837        2,204,250         1,857,313
     BHFTII Frontier Mid Cap Growth Investment Division.........        159,300         5,090,460          964,355           467,155
     BHFTII Jennison Growth Investment Division.................        528,531         7,862,400        2,236,243         1,318,862
     BHFTII Loomis Sayles Small Cap Core Investment Division....         24,222         6,196,587        1,252,363         3,370,595
     BHFTII Loomis Sayles Small Cap Growth Investment
       Division.................................................        342,859         4,668,566        1,769,372         1,600,629
     BHFTII MetLife Aggregate Bond Index Investment Division....      2,267,614        24,896,708        4,751,325         2,105,593
     BHFTII MetLife Mid Cap Stock Index Investment Division.....      1,152,911        19,561,815        3,465,658         2,056,064
     BHFTII MetLife MSCI EAFE(R) Index Investment Division......      1,867,937        23,582,417        5,573,041         1,911,848
     BHFTII MetLife Russell 2000(R) Index Investment Division...        828,885        15,243,055        3,334,873         1,763,898
     BHFTII MetLife Stock Index Investment Division.............      1,217,124        50,348,101        8,184,096         7,182,380
     BHFTII MFS(R) Total Return Investment Division.............         25,820         3,988,167          637,236           460,114
     BHFTII MFS(R) Value Investment Division....................      1,823,615        28,230,011        6,110,400         1,869,660
     BHFTII Neuberger Berman Genesis Investment Division........        439,676         7,803,259        3,962,665           582,938
     BHFTII T. Rowe Price Large Cap Growth Investment Division..      1,163,774        25,297,267        8,085,142         2,752,393
     BHFTII T. Rowe Price Small Cap Growth Investment Division..        615,792        13,670,211        3,917,063         4,821,347
     BHFTII VanEck Global Natural Resources Investment
       Division.................................................        339,866         3,408,291          643,747         2,278,712
     BHFTII Western Asset Management Strategic Bond
       Opportunities Investment Division........................        979,518        12,905,322        1,804,033         1,729,036
     BHFTII Western Asset Management U.S. Government
       Investment Division......................................        200,776         2,364,472        2,392,220         2,123,014
     FTVIPT Franklin Income VIP Investment Division.............         40,084           623,066          133,201           245,462
     FTVIPT Franklin Mutual Shares VIP Investment Division......         61,622         1,236,049          265,209           295,340

                                     52

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                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                   AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) BOND     GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS(R) GROWTH
                                     INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION
                                 --------------------------  -----------------------------  ----------------------------
                                     2019          2018           2019           2018            2019           2018
                                 ------------  ------------  -------------  -------------   -------------  -------------

Units beginning of year........       234,463       221,546        299,491        303,212          91,179         93,709
Units issued and transferred
   from other funding options..        42,251        36,357         10,530         23,067           2,899          4,234
Units redeemed and transferred
   to other funding options....      (38,181)      (23,440)       (31,387)       (26,788)         (8,293)        (6,764)
                                 ------------  ------------  -------------  -------------   -------------  -------------
Units end of year..............       238,533       234,463        278,634        299,491          85,785         91,179
                                 ============  ============  =============  =============   =============  =============

                                                                                                        BHFTI
                                       AMERICAN FUNDS(R)              BHFTI AB GLOBAL             AMERICAN FUNDS(R)
                                         GROWTH-INCOME              DYNAMIC ALLOCATION           BALANCED ALLOCATION
                                      INVESTMENT DIVISION           INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                      2019           2018           2019           2018          2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         78,686         79,178        149,675        166,321        422,848        449,104
Units issued and transferred
   from other funding options..          4,415          4,618          7,051          9,006         53,778         37,859
Units redeemed and transferred
   to other funding options....        (5,925)        (5,110)       (12,218)       (25,652)       (50,916)       (64,115)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         77,176         78,686        144,508        149,675        425,710        422,848
                                 =============  =============  =============  =============  =============  =============

                                   BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)              BHFTI AQR
                                      GROWTH ALLOCATION            MODERATE ALLOCATION          GLOBAL RISK BALANCED
                                     INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                     2019           2018           2019           2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,117,414      1,126,422        614,843        602,733        139,914        143,460
Units issued and transferred
   from other funding options..         80,713        104,992         36,859         64,314         14,686         14,313
Units redeemed and transferred
   to other funding options....      (105,554)      (114,000)       (64,776)       (52,204)       (16,509)       (17,859)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,092,573      1,117,414        586,926        614,843        138,091        139,914
                                 =============  =============  =============  =============  =============  =============

                                        BHFTI BLACKROCK              BHFTI BRIGHTHOUSE             BHFTI BRIGHTHOUSE
                                  GLOBAL TACTICAL STRATEGIES       ASSET ALLOCATION 100              BALANCED PLUS
                                      INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                      2019           2018           2019           2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        145,493        139,525        947,015        941,839        240,082        263,410
Units issued and transferred
   from other funding options..         12,002         17,705         50,686         78,845         19,783         13,363
Units redeemed and transferred
   to other funding options....       (23,126)       (11,737)       (73,446)       (73,669)       (15,937)       (36,691)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        134,369        145,493        924,255        947,015        243,928        240,082
                                 =============  =============  =============  =============  =============  =============

                                            BHFTI                       BHFTI                        BHFTI
                                    BRIGHTHOUSE/ABERDEEN        BRIGHTHOUSE/TEMPLETON       BRIGHTHOUSE/WELLINGTON
                                   EMERGING MARKETS EQUITY       INTERNATIONAL BOND           LARGE CAP RESEARCH
                                     INVESTMENT DIVISION         INVESTMENT DIVISION          INVESTMENT DIVISION
                                 --------------------------  --------------------------  ----------------------------
                                     2019          2018          2019          2018           2019           2018
                                 ------------  ------------  ------------  ------------  -------------  -------------

Units beginning of year........       278,968       273,550       140,862       160,085        143,125        160,378
Units issued and transferred
   from other funding options..        43,573        51,046        51,808        16,043          6,359         13,266
Units redeemed and transferred
   to other funding options....      (29,511)      (45,628)      (93,735)      (35,266)       (13,211)       (30,519)
                                 ------------  ------------  ------------  ------------  -------------  -------------
Units end of year..............       293,030       278,968        98,935       140,862        136,273        143,125
                                 ============  ============  ============  ============  =============  =============

                                        BHFTI CLARION           BHFTI HARRIS OAKMARK            BHFTI INVESCO
                                     GLOBAL REAL ESTATE             INTERNATIONAL         BALANCED-RISK ALLOCATION
                                     INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       408,796       415,221       671,902       629,041     1,437,219     1,717,720
Units issued and transferred
   from other funding options..        52,959        43,502        34,297        77,616        68,505        78,132
Units redeemed and transferred
   to other funding options....      (63,581)      (49,927)     (127,987)      (34,755)     (114,221)     (358,633)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       398,174       408,796       578,212       671,902     1,391,503     1,437,219
                                 ============  ============  ============  ============  ============  ============

                                        BHFTI INVESCO                BHFTI INVESCO               BHFTI JPMORGAN
                                        GLOBAL EQUITY              SMALL CAP GROWTH         GLOBAL ACTIVE ALLOCATION
                                     INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
                                 --------------------------  ---------------------------  ----------------------------
                                     2019          2018           2019          2018           2019           2018
                                 ------------  ------------  -------------  ------------  -------------  -------------

Units beginning of year........       255,887       254,264         97,771        93,919      1,388,486      1,378,262
Units issued and transferred
   from other funding options..        18,305        40,091          4,761        14,518        101,420        230,391
Units redeemed and transferred
   to other funding options....      (24,953)      (38,468)       (27,533)      (10,666)      (198,582)      (220,167)
                                 ------------  ------------  -------------  ------------  -------------  -------------
Units end of year..............       249,239       255,887         74,999        97,771      1,291,324      1,388,486
                                 ============  ============  =============  ============  =============  =============

                                        BHFTI JPMORGAN              BHFTI LOOMIS SAYLES           BHFTI LOOMIS SAYLES
                                        SMALL CAP VALUE              GLOBAL ALLOCATION                  GROWTH
                                      INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                      2019           2018           2019           2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        101,033         96,637        124,007        121,162      1,002,948      1,071,312
Units issued and transferred
   from other funding options..         18,119         15,283         23,839         11,071         67,696         65,063
Units redeemed and transferred
   to other funding options....       (11,271)       (10,887)       (11,950)        (8,226)       (88,857)      (133,427)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        107,881        101,033        135,896        124,007        981,787      1,002,948
                                 =============  =============  =============  =============  =============  =============

                                     54

                                     55

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                         BHFTI METLIFE                BHFTI MFS(R)              BHFTI MORGAN STANLEY
                                   MULTI-INDEX TARGETED RISK     RESEARCH INTERNATIONAL               DISCOVERY
                                      INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  --------------------------
                                      2019           2018          2019           2018           2019          2018
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........         59,764         55,541        339,462        334,711       167,539       154,765
Units issued and transferred
   from other funding options..         15,999         12,977         20,976         27,380        34,316        61,049
Units redeemed and transferred
   to other funding options....        (4,328)        (8,754)       (34,767)       (22,629)      (35,034)      (48,275)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............         71,435         59,764        325,671        339,462       166,821       167,539
                                 =============  =============  =============  =============  ============  ============

                                       BHFTI PANAGORA                BHFTI PIMCO                  BHFTI PIMCO
                                   GLOBAL DIVERSIFIED RISK    INFLATION PROTECTED BOND           TOTAL RETURN
                                     INVESTMENT DIVISION         INVESTMENT DIVISION          INVESTMENT DIVISION
                                 --------------------------  --------------------------  ----------------------------
                                     2019          2018          2019          2018           2019           2018
                                 ------------  ------------  ------------  ------------  -------------  -------------

Units beginning of year........       118,032       123,844       439,101       494,534        781,833        788,069
Units issued and transferred
   from other funding options..        19,141        14,943        39,348        75,257        139,078         97,421
Units redeemed and transferred
   to other funding options....      (13,547)      (20,755)      (70,352)     (130,690)       (78,638)      (103,657)
                                 ------------  ------------  ------------  ------------  -------------  -------------
Units end of year..............       123,626       118,032       408,097       439,101        842,273        781,833
                                 ============  ============  ============  ============  =============  =============

                                       BHFTI SCHRODERS                 BHFTI SSGA                  BHFTI SSGA
                                     GLOBAL MULTI-ASSET           GROWTH AND INCOME ETF            GROWTH ETF
                                     INVESTMENT DIVISION           INVESTMENT DIVISION         INVESTMENT DIVISION
                                 ----------------------------  --------------------------  ----------------------------
                                      2019          2018           2019          2018           2019          2018
                                 -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........        836,557        711,289       589,827       643,827        701,882        723,050
Units issued and transferred
   from other funding options..        164,238        232,206        28,451        39,657         36,264         45,812
Units redeemed and transferred
   to other funding options....      (107,512)      (106,938)     (108,201)      (93,657)       (65,215)       (66,980)
                                 -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............        893,283        836,557       510,077       589,827        672,931        701,882
                                 =============  =============  ============  ============  =============  =============

                                     BHFTI T. ROWE PRICE             BHFTI VICTORY          BHFTII BAILLIE GIFFORD
                                       MID CAP GROWTH           SYCAMORE MID CAP VALUE        INTERNATIONAL STOCK
                                     INVESTMENT DIVISION          INVESTMENT DIVISION         INVESTMENT DIVISION
                                 ---------------------------  --------------------------  ----------------------------
                                     2019           2018          2019          2018           2019          2018
                                 -------------  ------------  ------------  ------------  -------------  -------------

Units beginning of year........        647,730       682,774       153,682       154,160        114,861        107,246
Units issued and transferred
   from other funding options..         64,963        39,774         7,422        10,004         13,164         15,513
Units redeemed and transferred
   to other funding options....       (89,519)      (74,818)      (16,353)      (10,482)       (16,555)        (7,898)
                                 -------------  ------------  ------------  ------------  -------------  -------------
Units end of year..............        623,174       647,730       144,751       153,682        111,470        114,861
                                 =============  ============  ============  ============  =============  =============

                                       BHFTII BLACKROCK             BHFTII BLACKROCK              BHFTII BRIGHTHOUSE
                                          BOND INCOME             CAPITAL APPRECIATION            ASSET ALLOCATION 20
                                      INVESTMENT DIVISION          INVESTMENT DIVISION            INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                      2019          2018           2019            2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         48,274         48,863         74,997         66,919        162,142        184,335
Units issued and transferred
   from other funding options..         21,888          6,162         35,875         20,927         30,739         12,274
Units redeemed and transferred
   to other funding options....        (3,397)        (6,751)       (10,100)       (12,849)       (30,386)       (34,467)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         66,765         48,274        100,772         74,997        162,495        162,142
                                 =============  =============  =============  =============  =============  =============

                                     BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE
                                     ASSET ALLOCATION 40            ASSET ALLOCATION 60          ASSET ALLOCATION 80
                                     INVESTMENT DIVISION            INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                     2019            2018           2019          2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        330,227        350,962      2,004,515      2,082,034      4,107,692      4,231,984
Units issued and transferred
   from other funding options..         25,302         30,211         79,635         90,131        126,699        148,836
Units redeemed and transferred
   to other funding options....       (66,875)       (50,946)      (145,717)      (167,650)      (334,874)      (273,128)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        288,654        330,227      1,938,433      2,004,515      3,899,517      4,107,692
                                 =============  =============  =============  =============  =============  =============

                                           BHFTII                       BHFTII                       BHFTII
                                     BRIGHTHOUSE/ARTISAN        BRIGHTHOUSE/WELLINGTON       BRIGHTHOUSE/WELLINGTON
                                        MID CAP VALUE                  BALANCED             CORE EQUITY OPPORTUNITIES
                                     INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
                                 --------------------------  ---------------------------  ----------------------------
                                     2019          2018           2019          2018           2019           2018
                                 ------------  ------------  -------------  ------------  -------------  -------------

Units beginning of year........        83,535        90,762         30,045        29,116        168,903        178,039
Units issued and transferred
   from other funding options..         3,918         4,631          1,662         3,093          4,563          7,314
Units redeemed and transferred
   to other funding options....      (34,884)      (11,858)        (5,504)       (2,164)       (17,240)       (16,450)
                                 ------------  ------------  -------------  ------------  -------------  -------------
Units end of year..............        52,569        83,535         26,203        30,045        156,226        168,903
                                 ============  ============  =============  ============  =============  =============

                                        BHFTII FRONTIER                                          BHFTII LOOMIS SAYLES
                                        MID CAP GROWTH            BHFTII JENNISON GROWTH            SMALL CAP CORE
                                      INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  ----------------------------
                                      2019           2018           2019           2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         35,189         37,122        177,613        160,405         80,353         89,666
Units issued and transferred
   from other funding options..          1,599          1,950         23,522         48,646          3,265          5,321
Units redeemed and transferred
   to other funding options....        (2,881)        (3,883)       (29,369)       (31,438)       (30,294)       (14,634)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         33,907         35,189        171,766        177,613         53,324         80,353
                                 =============  =============  =============  =============  =============  =============

                                     56

                                     57

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTII LOOMIS SAYLES            BHFTII METLIFE               BHFTII METLIFE
                                       SMALL CAP GROWTH           AGGREGATE BOND INDEX          MID CAP STOCK INDEX
                                      INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  ---------------------------  ---------------------------
                                      2019           2018          2019          2018           2019           2018
                                 -------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........        142,238        117,792       915,026        904,822       412,195        395,804
Units issued and transferred
   from other funding options..         30,582         44,312       163,139        152,981        26,658         40,590
Units redeemed and transferred
   to other funding options....       (45,745)       (19,866)      (85,092)      (142,777)      (41,675)       (24,199)
                                 -------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............        127,075        142,238       993,073        915,026       397,178        412,195
                                 =============  =============  ============  =============  ============  =============

                                        BHFTII METLIFE                BHFTII METLIFE               BHFTII METLIFE
                                      MSCI EAFE(R) INDEX           RUSSELL 2000(R) INDEX             STOCK INDEX
                                      INVESTMENT DIVISION           INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  ----------------------------  --------------------------
                                      2019           2018           2019          2018           2019          2018
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........        969,264        888,844        314,160        292,473       441,449       445,581
Units issued and transferred
   from other funding options..        202,155        121,469         34,779         44,395        14,990        34,206
Units redeemed and transferred
   to other funding options....       (84,171)       (41,049)       (35,370)       (22,708)      (47,333)      (38,338)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............      1,087,248        969,264        313,569        314,160       409,106       441,449
                                 =============  =============  =============  =============  ============  ============

                                         BHFTII MFS(R)                                        BHFTII NEUBERGER BERMAN
                                         TOTAL RETURN              BHFTII MFS(R) VALUE                GENESIS
                                      INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  --------------------------  ----------------------------
                                      2019          2018           2019          2018           2019           2018
                                 -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........         33,373         33,007       683,181       343,804        122,566        126,045
Units issued and transferred
   from other funding options..          2,918          2,820       107,871       389,553         64,182         10,453
Units redeemed and transferred
   to other funding options....        (3,612)        (2,454)      (51,669)      (50,176)       (12,063)       (13,932)
                                 -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............         32,679         33,373       739,383       683,181        174,685        122,566
                                 =============  =============  ============  ============  =============  =============

                                    BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE             BHFTII VANECK
                                      LARGE CAP GROWTH              SMALL CAP GROWTH         GLOBAL NATURAL RESOURCES
                                     INVESTMENT DIVISION           INVESTMENT DIVISION          INVESTMENT DIVISION
                                 ----------------------------  --------------------------  ----------------------------
                                      2019          2018           2019          2018           2019           2018
                                 -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........        408,374        398,375       254,662       268,369         40,570         48,603
Units issued and transferred
   from other funding options..         87,037         47,186        25,209        19,719          5,433          8,881
Units redeemed and transferred
   to other funding options....       (51,239)       (37,187)      (72,494)      (33,426)       (21,142)       (16,914)
                                 -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............        444,172        408,374       207,377       254,662         24,861         40,570
                                 =============  =============  ============  ============  =============  =============

                                            BHFTII                        BHFTII
                                   WESTERN ASSET MANAGEMENT      WESTERN ASSET MANAGEMENT         FTVIPT FRANKLIN
                                 STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT               INCOME VIP
                                      INVESTMENT DIVISION           INVESTMENT DIVISION         INVESTMENT DIVISION
                                 -----------------------------  --------------------------  ----------------------------
                                       2019          2018           2019          2018           2019          2018
                                  -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........         264,979        280,260        76,562        78,512          7,159          6,260
Units issued and transferred
   from other funding options..          22,616         26,962        84,342        12,544            851          2,917
Units redeemed and transferred
   to other funding options....        (33,775)       (42,243)      (76,032)      (14,494)        (2,463)        (2,018)
                                  -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............         253,820        264,979        84,872        76,562          5,547          7,159
                                  =============  =============  ============  ============  =============  =============

                                       FTVIPT FRANKLIN
                                      MUTUAL SHARES VIP
                                     INVESTMENT DIVISION
                                 ---------------------------
                                     2019           2018
                                 -------------  ------------

Units beginning of year........         25,800        23,432
Units issued and transferred
   from other funding options..          2,840         5,957
Units redeemed and transferred
   to other funding options....        (6,190)       (3,589)
                                 -------------  ------------
Units end of year..............         22,450        25,800
                                 =============  ============

                                     58

                                     59

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the
Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2019:

                                                         AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------    -----------------------------------------
                                                                                          INVESTMENT(1)
                                                                                NET          INCOME       EXPENSE(2)     TOTAL(3)
                                               UNITS     UNIT VALUE ($)     ASSETS ($)      RATIO (%)      RATIO (%)    RETURN (%)
                                            ----------   --------------    -----------    -------------   ----------    -----------

  American Funds(R) Bond            2019       238,533        26.77          6,385,086        2.60           0.00            9.36
     Investment Division            2018       234,463        24.48          5,739,094        2.53           0.00          (0.71)
                                    2017       221,546        24.65          5,461,853        1.85           0.00            3.66
                                    2016       294,376        23.78          7,000,810        1.77           0.00            2.94
                                    2015       241,284        23.10          5,574,073        1.74           0.00            0.27

  American Funds(R) Global Small    2019       278,634        70.48         19,638,126        0.16           0.00           31.52
     Capitalization                 2018       299,491        53.59         16,049,649        0.08           0.00         (10.55)
     Investment Division            2017       303,212        59.91         18,164,853        0.43           0.00           25.89
                                    2016       301,846        47.59         14,363,776        0.26           0.00            2.10
                                    2015       293,901        46.61         13,698,302          --           0.00            0.27

  American Funds(R) Growth          2019        85,785       713.73         61,227,409        0.75           0.00           30.77
     Investment Division            2018        91,179       545.78         49,763,350        0.43           0.00          (0.25)
                                    2017        93,709       547.13         51,270,810        0.51           0.00           28.29
                                    2016        97,111       426.47         41,415,496        0.81           0.00            9.49
                                    2015        92,126       389.52         35,884,984        0.62           0.00            6.86

  American Funds(R) Growth-Income   2019        77,176       445.48         34,380,691        1.69           0.00           26.14
     Investment Division            2018        78,686       353.18         27,789,861        1.43           0.00          (1.79)
                                    2017        79,178       359.60         28,472,437        1.41           0.00           22.38
                                    2016        84,106       293.83         24,713,348        1.54           0.00           11.52
                                    2015        78,607       263.48         20,711,260        1.35           0.00            1.45

  BHFTI AB Global Dynamic           2019       144,508        16.79          2,425,864        3.44           0.00           18.07
     Allocation                     2018       149,675        14.22          2,127,981        1.69           0.00          (6.97)
     Investment Division            2017       166,321        15.28          2,541,797        1.48           0.00           13.62
                                    2016       179,333        13.45          2,412,175        1.50           0.00            3.60
                                    2015       190,114        12.98          2,468,433        2.60           0.00            0.58

  BHFTI American Funds(R)           2019       425,710        21.26          9,050,734        2.10           0.00           19.88
     Balanced Allocation            2018       422,848        17.73          7,499,018        1.80           0.00          (3.95)
     Investment Division            2017       449,104        18.46          8,292,594        1.74           0.00           17.19
                                    2016       455,653        15.76          7,179,315        1.97           0.00            8.04
                                    2015       414,531        14.58          6,045,264        1.75           0.00          (0.33)

  BHFTI American Funds(R) Growth    2019     1,092,573        22.83         24,939,130        2.00           0.00           24.05
     Allocation                     2018     1,117,414        18.40         20,561,363        1.50           0.00          (5.52)
     Investment Division            2017     1,126,422        19.48         21,939,064        1.48           0.00           21.71
                                    2016     1,136,204        16.00         18,182,257        1.67           0.00            9.28
                                    2015     1,205,442        14.64         17,651,399        1.64           0.00          (0.51)

  BHFTI American Funds(R)           2019       586,926        19.63         11,523,743        2.32           0.00           16.59
     Moderate Allocation            2018       614,843        16.84         10,353,745        2.09           0.00          (3.14)
     Investment Division            2017       602,733        17.39         10,479,070        2.06           0.00           13.37
                                    2016       579,340        15.34          8,884,397        2.29           0.00            7.25
                                    2015       570,022        14.30          8,150,372        1.81           0.00          (0.36)

                                     60

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------  ------------------------------------------
                                                                                        INVESTMENT(1)
                                                                                NET        INCOME       EXPENSE(2)      TOTAL(3)
                                              UNITS      UNIT VALUE ($)     ASSETS ($)    RATIO (%)      RATIO (%)     RETURN (%)
                                            ---------    --------------    -----------  -------------   ----------    ------------

  BHFTI AQR Global Risk              2019     138,091         12.83          1,771,850      2.92           0.00            19.92
     Balanced Investment Division    2018     139,914         10.70          1,497,072      0.39           0.00           (6.35)
                                     2017     143,460         11.43          1,639,060      1.67           0.00             9.80
                                     2016     141,895         10.41          1,476,464        --           0.00             8.96
                                     2015     165,765          9.55          1,582,990      5.43           0.00           (9.57)

  BHFTI BlackRock Global             2019     134,369         16.30          2,190,178      0.19           0.00            20.63
     Tactical Strategies             2018     145,493         13.51          1,966,002      1.40           0.00           (7.18)
     Investment Division             2017     139,525         14.56          2,031,274      0.66           0.00            13.31
                                     2016     136,200         12.85          1,749,995      1.36           0.00             4.43
                                     2015     148,779         12.30          1,830,498      1.48           0.00           (0.11)

  BHFTI Brighthouse Asset            2019     924,255         28.38         26,229,761      1.79           0.00            27.79
     Allocation 100                  2018     947,015         22.21         21,030,814      1.26           0.00           (9.80)
     Investment Division             2017     941,839         24.62         23,188,127      1.43           0.00            23.21
                                     2016     968,019         19.98         19,343,070      2.51           0.00             9.19
                                     2015     959,576         18.30         17,560,311      1.54           0.00           (1.67)

  BHFTI Brighthouse Balanced         2019     243,928         18.91          4,613,685      2.01           0.00            23.57
     Plus Investment Division        2018     240,082         15.31          3,674,945      1.65           0.00           (7.36)
                                     2017     263,410         16.52          4,352,429      1.55           0.00            18.33
                                     2016     272,337         13.96          3,802,831      2.81           0.00             8.36
                                     2015     306,262         12.89          3,946,443      2.07           0.00           (4.09)

  BHFTI Brighthouse/Aberdeen         2019     293,030         15.24          4,466,306      1.89           0.00            20.98
     Emerging Markets Equity         2018     278,968         12.60          3,514,579      2.89           0.00          (13.92)
     Investment Division             2017     273,550         14.64          4,003,444      1.29           0.00            28.59
                                     2016     230,828         11.38          2,627,128      1.22           0.00            11.83
                                     2015     200,468         10.18          2,040,185      2.05           0.00          (13.66)

  BHFTI Brighthouse/Templeton        2019      98,935         14.77          1,461,629      9.72           0.00             1.44
     International Bond              2018     140,862         14.56          2,051,474        --           0.00             1.29
     Investment Division             2017     160,085         14.38          2,301,746        --           0.00             0.44
                                     2016      83,224         14.32          1,191,406        --           0.00             1.07
                                     2015      68,162         14.16            965,450      8.25           0.00           (3.95)

  BHFTI Brighthouse/Wellington       2019     136,273         34.77          4,737,909      1.15           0.00            32.07
     Large Cap Research              2018     143,125         26.33          3,767,922      1.09           0.00           (6.15)
     Investment Division             2017     160,378         28.05          4,498,923      1.07           0.00            22.08
                                     2016     156,315         22.98          3,591,829      2.38           0.00             8.50
                                     2015     155,207         21.18          3,286,873      0.97           0.00             4.59

  BHFTI Clarion Global Real          2019     398,174         28.53         11,357,946      3.25           0.00            25.10
     Estate Investment Division      2018     408,796         22.80          9,321,414      6.14           0.00           (8.36)
                                     2017     415,221         24.88         10,331,196      3.61           0.00            10.97
                                     2016     391,402         22.42          8,775,611      2.32           0.00             1.15
                                     2015     385,475         22.17          8,544,164      3.92           0.00           (1.23)

  BHFTI Harris Oakmark               2019     578,212         37.69         21,790,211      2.40           0.00            24.83
     International                   2018     671,902         30.19         20,283,681      1.91           0.00          (23.73)
     Investment Division             2017     629,041         39.58         24,898,892      1.81           0.00            30.78
                                     2016     615,513         30.27         18,629,085      2.31           0.00             8.43
                                     2015     555,084         27.91         15,494,436      3.17           0.00           (4.31)

                                     61

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------    -----------------------------------------
                                                                                           INVESTMENT(1)
                                                                                NET           INCOME      EXPENSE(2)      TOTAL(3)
                                               UNITS     UNIT VALUE ($)     ASSETS ($)       RATIO (%)     RATIO (%)     RETURN (%)
                                            ---------    --------------    ------------    -------------  ----------    ------------

  BHFTI Invesco Balanced-Risk       2019    1,391,503          1.44           2,010,637          --          0.00            15.28
     Allocation                     2018    1,437,219          1.25           1,801,445        1.18          0.00           (6.43)
     Investment Division            2017    1,717,720          1.34           2,301,092        3.70          0.00            10.00
                                    2016    1,747,012          1.22           2,127,580        0.13          0.00            11.72
                                    2015    1,799,274          1.09           1,961,426        2.56          0.00           (4.20)

  BHFTI Invesco Global Equity       2019      249,239         56.39          14,055,083        1.06          0.00            31.91
     Investment Division            2018      255,887         42.75          10,939,522        1.24          0.00          (12.96)
                                    2017      254,264         49.12          12,488,942        1.09          0.00            37.12
                                    2016      276,792         35.82           9,914,974        1.19          0.00             0.49
                                    2015      260,617         35.65           9,290,383        1.18          0.00             4.18

  BHFTI Invesco Small Cap           2019       74,999         51.82           3,886,260          --          0.00            24.64
     Growth Investment Division     2018       97,771         41.57           4,064,786          --          0.00           (8.77)
                                    2017       93,919         45.57           4,280,119          --          0.00            25.61
                                    2016      100,522         36.28           3,647,090          --          0.00            11.72
                                    2015      136,310         32.47           4,426,614        0.16          0.00           (1.42)

  BHFTI JPMorgan Global             2019    1,291,324          1.65           2,136,211        2.69          0.00            16.91
     Active Allocation              2018    1,388,486          1.41           1,964,670        1.63          0.00           (7.19)
     Investment Division            2017    1,378,262          1.52           2,101,223        2.53          0.00            16.66
                                    2016    1,361,431          1.31           1,779,214        1.88          0.00             2.90
                                    2015    1,408,545          1.27           1,788,861        2.36          0.00             0.89

  BHFTI JPMorgan Small Cap          2019      107,881         30.30           3,268,751        1.37          0.00            19.53
     Value Investment Division      2018      101,033         25.35           2,561,071        1.37          0.00          (13.76)
                                    2017       96,637         29.39           2,840,480        1.38          0.00             3.62
                                    2016       93,883         28.37           2,663,002        1.80          0.00            30.86
                                    2015       74,885         21.68           1,623,254        1.34          0.00           (7.25)

  BHFTI Loomis Sayles Global        2019      135,896         31.67           4,303,162        1.67          0.00            27.86
     Allocation                     2018      124,007         24.77           3,071,065        2.08          0.00           (5.20)
     Investment Division            2017      121,162         26.12           3,165,109        1.62          0.00            23.33
                                    2016      119,601         21.18           2,533,268        1.94          0.00             5.03
                                    2015      113,133         20.17           2,281,587        1.81          0.00             1.47

  BHFTI Loomis Sayles Growth        2019      981,787         26.27          25,793,383        1.05          0.00            23.83
     Investment Division            2018    1,002,948         21.22          21,278,109        0.81          0.00           (6.81)
                                    2017    1,071,312         22.77          24,389,159        0.93          0.00            18.70
                                    2016    1,060,722         19.18          20,344,037        0.66          0.00             2.98
                                    2015    1,131,633         18.62          21,075,075        0.43          0.00           (3.81)

  BHFTI MetLife Multi-Index         2019       71,435         16.87           1,205,211        2.03          0.00            21.71
     Targeted Risk                  2018       59,764         13.86             828,455        1.72          0.00           (7.18)
     Investment Division            2017       55,541         14.94             829,509        1.50          0.00            15.54
                                    2016       42,253         12.93             546,164        1.28          0.00             4.36
                                    2015       39,450         12.39             488,617        1.31          0.00           (1.21)

  BHFTI MFS(R) Research             2019      325,671         27.76           9,041,537        1.59          0.00            28.69
     International                  2018      339,462         21.57           7,323,383        2.20          0.00          (13.81)
     Investment Division            2017      334,711         25.03           8,377,498        1.96          0.00            28.51
                                    2016      329,684         19.48           6,421,129        2.26          0.00           (0.67)
                                    2015      309,820         19.61           6,075,092        2.97          0.00           (1.50)

                                     62

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------    -----------------------------------------
                                                                                          INVESTMENT(1)
                                                                               NET           INCOME      EXPENSE(2)      TOTAL(3)
                                               UNITS     UNIT VALUE ($)    ASSETS ($)       RATIO (%)     RATIO (%)     RETURN (%)
                                            ---------    --------------    -----------    -------------  ----------    ------------

  BHFTI Morgan Stanley              2019      166,821         51.34          8,563,793          --          0.00           40.47
     Discovery Investment Division  2018      167,539         36.55          6,122,804          --          0.00           10.41
                                    2017      154,765         33.10          5,122,598        0.34          0.00           40.36
                                    2016      153,397         23.58          3,617,433          --          0.00          (8.27)
                                    2015      139,410         25.71          3,583,975          --          0.00          (4.78)

  BHFTI PanAgora Global             2019      123,626          1.39            172,352        3.20          0.00           21.99
     Diversified Risk               2018      118,032          1.14            134,887          --          0.00          (7.59)
     Investment Division            2017      123,844          1.24            153,154          --          0.00           12.60
                                    2016      161,262          1.10            177,116        1.85          0.00           11.12
                                    2015       31,349          0.99             30,985        0.69          0.00          (5.48)

  BHFTI PIMCO Inflation             2019      408,097         20.13          8,216,150        3.71          0.00            8.49
     Protected Bond                 2018      439,101         18.56          8,148,598        1.84          0.00          (2.13)
     Investment Division            2017      494,534         18.96          9,376,566        1.75          0.00            3.81
                                    2016      414,688         18.27          7,574,392          --          0.00            5.17
                                    2015      399,220         17.37          6,933,609        5.12          0.00          (2.91)

  BHFTI PIMCO Total Return          2019      842,273         26.37         22,214,163        3.07          0.00            8.69
     Investment Division            2018      781,833         24.27         18,972,107        1.58          0.00            0.03
                                    2017      788,069         24.26         19,117,318        1.92          0.00            4.77
                                    2016      789,836         23.15         18,287,369        2.80          0.00            2.85
                                    2015      711,072         22.51         16,007,969        5.44          0.00            0.28

  BHFTI Schroders Global            2019      893,283          1.69          1,505,355        1.45          0.00           21.49
     Multi-Asset                    2018      836,557          1.39          1,160,375        1.50          0.00          (9.42)
     Investment Division            2017      711,289          1.53          1,089,261        0.76          0.00           14.29
                                    2016      736,762          1.34            987,158        1.28          0.00            5.65
                                    2015      749,851          1.27            950,941        1.00          0.00          (0.88)

  BHFTI SSGA Growth and             2019      510,077         23.84         12,159,978        2.54          0.00           19.88
     Income ETF                     2018      589,827         19.89         11,729,825        2.62          0.00          (6.29)
     Investment Division            2017      643,827         21.22         13,662,962        2.62          0.00           16.21
                                    2016      664,512         18.26         12,134,612        2.62          0.00            6.03
                                    2015      647,558         17.22         11,152,469        2.52          0.00          (1.77)

  BHFTI SSGA Growth ETF             2019      672,931         24.55         16,520,614        2.23          0.00           22.60
     Investment Division            2018      701,882         20.02         14,054,818        2.29          0.00          (8.44)
                                    2017      723,050         21.87         15,813,995        2.29          0.00           19.98
                                    2016      719,124         18.23         13,108,706        2.41          0.00            7.04
                                    2015      689,604         17.03         11,743,297        2.23          0.00          (2.04)

  BHFTI T. Rowe Price Mid Cap       2019      623,174         39.42         24,567,574        0.26          0.00           31.42
     Growth Investment Division     2018      647,730         30.00         19,431,213          --          0.00          (2.01)
                                    2017      682,774         30.61         20,902,602          --          0.00           25.13
                                    2016      528,762         24.47         12,936,247          --          0.00            6.52
                                    2015      542,453         22.97         12,459,136          --          0.00            6.88

  BHFTI Victory Sycamore Mid        2019      144,751         63.78          9,231,835        1.33          0.00           29.35
     Cap Value Investment Division  2018      153,682         49.30          7,577,261        0.80          0.00          (9.95)
                                    2017      154,160         54.75          8,440,998        1.13          0.00            9.77
                                    2016      151,134         49.88          7,538,532        0.88          0.00           15.78
                                    2015      144,767         43.08          6,236,852        0.70          0.00          (8.76)

                                     63

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------    -----------------------------------------
                                                                                           INVESTMENT(1)
                                                                                NET           INCOME       EXPENSE(2)     TOTAL(3)
                                               UNITS      UNIT VALUE ($)    ASSETS ($)       RATIO (%)      RATIO (%)    RETURN (%)
                                             ---------    --------------   ------------    -------------   ----------    -----------

  BHFTII Baillie Gifford             2019      111,470         30.92          3,446,371        1.35           0.00           32.82
     International Stock             2018      114,861         23.28          2,673,679        1.16           0.00         (17.01)
     Investment Division             2017      107,246         28.05          3,008,102        1.21           0.00           35.15
                                     2016      107,972         20.75          2,240,861        1.61           0.00            5.38
                                     2015      104,870         19.69          2,065,409        1.72           0.00          (1.97)

  BHFTII BlackRock Bond              2019       66,765        119.41          7,972,471        3.48           0.00            9.83
     Income Investment Division      2018       48,274        108.73          5,248,757        3.33           0.00          (0.36)
                                     2017       48,863        109.12          5,331,759        3.04           0.00            4.10
                                     2016       49,005        104.82          5,136,561        3.08           0.00            3.12
                                     2015       44,952        101.64          4,568,999        3.89           0.00            0.59

  BHFTII BlackRock Capital           2019      100,772        121.70         12,263,944        0.20           0.00           32.85
     Appreciation                    2018       74,997         91.61          6,870,115        0.12           0.00            2.43
     Investment Division             2017       66,919         89.44          5,985,011        0.10           0.00           33.93
                                     2016       92,929         66.78          6,205,736          --           0.00            0.09
                                     2015       52,588         66.72          3,508,832          --           0.00            6.28

  BHFTII Brighthouse Asset           2019      162,495         20.54          3,337,330        2.33           0.00           12.14
     Allocation 20                   2018      162,142         18.31          2,969,485        2.46           0.00          (2.41)
     Investment Division             2017      184,335         18.77          3,459,393        2.32           0.00            7.16
                                     2016      191,963         17.51          3,361,975        3.57           0.00            4.76
                                     2015      226,940         16.72          3,793,779        2.39           0.00          (0.23)

  BHFTII Brighthouse Asset           2019      288,654         23.00          6,638,944        2.34           0.00           15.94
     Allocation 40                   2018      330,227         19.84          6,550,602        2.32           0.00          (4.25)
     Investment Division             2017      350,962         20.72          7,271,289        2.23           0.00           11.01
                                     2016      361,329         18.66          6,743,426        3.76           0.00            6.33
                                     2015      351,910         17.55          6,176,449        0.47           0.00          (0.78)

  BHFTII Brighthouse Asset           2019    1,938,433         25.29         49,020,937        2.18           0.00           19.85
     Allocation 60                   2018    2,004,515         21.10         42,297,139        1.89           0.00          (5.93)
     Investment Division             2017    2,082,034         22.43         46,701,111        1.95           0.00           14.93
                                     2016    2,073,730         19.52         40,471,026        3.41           0.00            7.47
                                     2015    2,018,030         18.16         36,647,955        0.73           0.00          (0.99)

  BHFTII Brighthouse Asset           2019    3,899,517         27.37        106,728,846        2.01           0.00           24.04
     Allocation 80                   2018    4,107,692         22.07         90,640,813        1.54           0.00          (7.91)
     Investment Division             2017    4,231,984         23.96        101,402,034        1.76           0.00           19.44
                                     2016    4,300,912         20.06         86,281,732        3.19           0.00            8.43
                                     2015    4,228,579         18.50         78,232,302        0.52           0.00          (1.50)

  BHFTII Brighthouse/Artisan         2019       52,569         90.98          4,782,946        0.83           0.00           23.75
     Mid Cap Value                   2018       83,535         73.52          6,141,699        0.64           0.00         (13.20)
     Investment Division             2017       90,762         84.70          7,687,946        0.68           0.00           12.82
                                     2016       54,570         75.08          4,097,174        1.10           0.00           22.96
                                     2015       47,494         61.06          2,899,908        1.16           0.00          (9.44)

  BHFTII Brighthouse/Wellington      2019       26,203        140.51          3,681,793        2.23           0.00           22.99
     Balanced Investment Division    2018       30,045        114.24          3,432,405        1.77           0.00          (3.76)
                                     2017       29,116        118.71          3,456,408        1.88           0.00           15.14
                                     2016       27,796        103.10          2,865,804        2.70           0.00            6.99
                                     2015       24,790         96.36          2,388,783        1.95           0.00            2.58

                                     64

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------    ----------------------------------------
                                                                                          INVESTMENT(1)
                                                                               NET           INCOME      EXPENSE(2)      TOTAL(3)
                                               UNITS     UNIT VALUE ($)    ASSETS ($)       RATIO (%)     RATIO (%)     RETURN (%)
                                            ---------    --------------    -----------    -------------  ----------    -----------

  BHFTII Brighthouse/Wellington     2019      156,226        118.06         18,444,603        1.63          0.00           30.94
     Core Equity Opportunities      2018      168,903         90.17         15,229,611        1.75          0.00          (0.09)
     Investment Division            2017      178,039         90.25         16,067,399        1.54          0.00           19.07
                                    2016      188,725         75.79         14,304,294        1.62          0.00            7.34
                                    2015      187,848         70.61         13,263,660        1.78          0.00            2.40

  BHFTII Frontier Mid Cap           2019       33,907        177.12          6,005,623          --          0.00           33.13
     Growth Investment Division     2018       35,189        133.05          4,681,726          --          0.00          (5.64)
                                    2017       37,122        141.00          5,234,227          --          0.00           25.26
                                    2016       37,126        112.57          4,179,175          --          0.00            5.40
                                    2015       36,844        106.80          3,934,866          --          0.00            2.88

  BHFTII Jennison Growth            2019      171,766         50.22          8,625,624        0.45          0.00           32.83
     Investment Division            2018      177,613         37.81          6,714,890        0.33          0.00            0.35
                                    2017      160,405         37.67          6,043,083        0.32          0.00           37.32
                                    2016      147,340         27.43          4,042,172        0.30          0.00            0.17
                                    2015      147,713         27.39          4,045,523        0.28          0.00           10.78

  BHFTII Loomis Sayles Small        2019       53,324        119.37          6,365,210        0.03          0.00           25.54
     Cap Core Investment Division   2018       80,353         95.09          7,640,396        0.02          0.00         (11.07)
                                    2017       89,666        106.92          9,587,334        0.28          0.00           15.24
                                    2016       59,294         92.78          5,501,299        0.33          0.00           19.27
                                    2015       60,982         77.79          4,743,741        0.15          0.00          (1.50)

  BHFTII Loomis Sayles Small        2019      127,075         37.85          4,810,306          --          0.00           26.88
     Cap Growth                     2018      142,238         29.83          4,243,588          --          0.00            0.55
     Investment Division            2017      117,792         29.67          3,494,978          --          0.00           27.04
                                    2016      115,277         23.36          2,692,386          --          0.00            6.21
                                    2015      118,276         21.99          2,600,823          --          0.00            1.73

  BHFTII MetLife Aggregate          2019      993,073         25.35         25,170,511        3.21          0.00            8.64
     Bond Index                     2018      915,026         23.33         21,348,772        2.94          0.00          (0.18)
     Investment Division            2017      904,822         23.37         21,147,761        2.82          0.00            3.26
                                    2016      913,106         22.63         20,667,586        2.84          0.00            2.35
                                    2015      714,788         22.11         15,807,447        2.92          0.00            0.25

  BHFTII MetLife Mid Cap            2019      397,178         53.03         21,063,680        1.37          0.00           25.95
     Stock Index                    2018      412,195         42.11         17,356,549        1.25          0.00         (11.30)
     Investment Division            2017      395,804         47.47         18,790,519        1.34          0.00           15.95
                                    2016      377,067         40.94         15,438,744        1.25          0.00           20.43
                                    2015      337,738         34.00         11,482,194        1.14          0.00          (2.35)

  BHFTII MetLife MSCI EAFE(R)       2019    1,087,248         24.60         26,748,859        2.67          0.00           21.93
     Index Investment Division      2018      969,264         20.18         19,557,161        2.93          0.00         (13.91)
                                    2017      888,844         23.44         20,832,289        2.66          0.00           24.90
                                    2016      881,362         18.76         16,538,465        2.61          0.00            1.34
                                    2015      766,393         18.52         14,191,079        3.16          0.00          (1.09)

  BHFTII MetLife Russell 2000(R)    2019      313,569         53.66         16,826,372        1.16          0.00           25.62
     Index Investment Division      2018      314,160         42.72         13,419,904        1.11          0.00         (10.97)
                                    2017      292,473         47.98         14,032,746        1.20          0.00           14.67
                                    2016      277,021         41.84         11,591,150        1.36          0.00           21.28
                                    2015      245,260         34.50          8,461,380        1.19          0.00          (4.27)

                                     65

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------    -----------------------------------------
                                                                                          INVESTMENT(1)
                                                                               NET           INCOME      EXPENSE(2)      TOTAL(3)
                                               UNITS     UNIT VALUE ($)    ASSETS ($)       RATIO (%)     RATIO (%)     RETURN (%)
                                            ---------    --------------    -----------    -------------  ----------    ------------

  BHFTII MetLife Stock Index        2019      409,106        166.69         68,195,438        2.10          0.00           31.15
     Investment Division            2018      441,449        127.10         56,109,024        1.79          0.00          (4.60)
                                    2017      445,581        133.23         59,365,158        1.75          0.00           21.54
                                    2016      430,534        109.62         47,195,272        1.98          0.00           11.67
                                    2015      387,900         98.16         38,077,476        1.72          0.00            1.17

  BHFTII MFS(R) Total Return        2019       32,679        136.42          4,458,121        2.38          0.00           20.37
     Investment Division            2018       33,373        113.34          3,782,352        2.30          0.00          (5.57)
                                    2017       33,007        120.03          3,961,711        2.50          0.00           12.44
                                    2016       32,401        106.74          3,458,504        2.89          0.00            9.20
                                    2015       29,587         97.75          2,892,149        2.61          0.00          (0.16)

  BHFTII MFS(R) Value               2019      739,383         40.55         29,980,233        1.87          0.00           30.13
     Investment Division            2018      683,181         31.16         21,287,255        1.76          0.00         (10.05)
                                    2017      343,804         34.64         11,909,854        1.93          0.00           18.00
                                    2016      376,465         29.36         11,051,875        2.28          0.00           14.39
                                    2015      358,048         25.66          9,188,870        2.68          0.00          (0.15)

  BHFTII Neuberger Berman           2019      174,685         52.23          9,123,268        0.21          0.00           29.68
     Genesis Investment Division    2018      122,566         40.27          4,936,302        0.36          0.00          (6.70)
                                    2017      126,045         43.17          5,441,175        0.41          0.00           15.75
                                    2016      126,642         37.29          4,722,990        0.47          0.00           18.68
                                    2015      122,820         31.42          3,859,363        0.42          0.00            0.58

  BHFTII T. Rowe Price Large        2019      444,172         60.08         26,685,330        0.41          0.00           30.99
     Cap Growth                     2018      408,374         45.87         18,730,391        0.42          0.00          (0.94)
     Investment Division            2017      398,375         46.30         18,445,096        0.30          0.00           33.86
                                    2016      424,683         34.59         14,689,587        0.06          0.00            1.76
                                    2015      361,258         33.99         12,279,565        0.14          0.00           10.78

  BHFTII T. Rowe Price Small        2019      207,377         72.54         15,043,807        0.05          0.00           33.16
     Cap Growth                     2018      254,662         54.48         13,873,470        0.12          0.00          (6.55)
     Investment Division            2017      268,369         58.29         15,644,510        0.31          0.00           22.88
                                    2016      178,413         47.44          8,463,754        0.26          0.00           11.74
                                    2015      198,778         42.45          8,438,975        0.14          0.00            2.71

  BHFTII VanEck Global              2019       24,861        117.43          2,919,447        0.69          0.00           12.59
     Natural Resources              2018       40,570        104.30          4,231,382        0.17          0.00         (28.64)
     Investment Division            2017       48,603        146.16          7,103,717        0.11          0.00          (0.62)
                                    2016       19,329        147.06          2,842,530        0.86          0.00           44.26
                                    2015       16,601        101.94          1,692,318        0.49          0.00         (32.64)

  BHFTII Western Asset              2019      253,820         53.29         13,527,146        4.93          0.00           14.49
     Management Strategic Bond      2018      264,979         46.55         12,334,945        5.31          0.00          (3.80)
     Opportunities                  2017      280,260         48.39         13,561,202        3.80          0.00            8.23
     Investment Division            2016      257,939         44.71         11,532,437        1.94          0.00            8.55
                                    2015       84,703         41.19          3,488,619        5.00          0.00          (1.72)

  BHFTII Western Asset              2019       84,872         28.03          2,379,197        2.29          0.00            6.03
     Management U.S. Government     2018       76,562         26.44          2,024,170        2.28          0.00            0.97
     Investment Division            2017       78,512         26.18          2,055,821        2.53          0.00            1.93
                                    2016       81,736         25.69          2,099,606        2.69          0.00            1.28
                                    2015       61,833         25.36          1,568,233        2.26          0.00            0.57

                                     66

                BRIGHTHOUSE VARIABLE LIFE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------------------    ----------------------------------------
                                                                                          INVESTMENT(1)
                                                                               NET           INCOME      EXPENSE(2)      TOTAL(3)
                                               UNITS     UNIT VALUE ($)    ASSETS ($)       RATIO (%)     RATIO (%)     RETURN (%)
                                            ---------    --------------   ------------    -------------  ----------    -----------

  FTVIPT Franklin Income VIP        2019        5,547        114.98            637,740        5.32          0.00           16.06
     Investment Division            2018        7,159         99.07            709,201        4.18          0.00          (4.30)
                                    2017        6,260        103.53            648,064        4.32          0.00            9.67
                                    2016        7,965         94.40            751,867        4.82          0.00           14.02
                                    2015        5,827         82.79            482,411        4.61          0.00          (7.05)

  FTVIPT Franklin Mutual            2019       22,450         51.63          1,159,104        1.73          0.00           22.57
     Shares VIP                     2018       25,800         42.12          1,086,752        2.52          0.00          (9.07)
     Investment Division            2017       23,432         46.32          1,085,432        2.32          0.00            8.35
                                    2016       21,041         42.75            899,584        1.97          0.00           16.06
                                    2015       19,545         36.84            720,011        3.45          0.00          (4.94)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Investment Division invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     67

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Module

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                                      2

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                                      3

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      4

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      5

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                                      6

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                                      7

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      8

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                                      9

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                                      10

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                                      11

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                                      12

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                                      13

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                                      14

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                                      15

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                                      16

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                                      18

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                                      19

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                                      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                                      21

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                                      22

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                                      23

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                                      24

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                      25

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                                      26

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                                      27

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                                      28

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                                      29

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                                      30

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                                      31

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                                      32

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      33

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      34

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      35

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                                      36

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                      37

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                      38

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                                      39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                                      40

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                                      41

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                                      42

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                                      43

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                                      44

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                                      45

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                                      46

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                                      47

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                                      48

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                                      49

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                                      50

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                                      51

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                                      52

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                                      53

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                                      54

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                      55

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                                      56

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                                      57

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                                      58

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                                      59

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                                      60

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                                      61

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                                      62

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                                      63

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                                      64

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                                      65

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                                      66

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                                      67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                                      68

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                                      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                                      70

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                                      71

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                                      72

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                                      73

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                                      74

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      75

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      76

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                                      77

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      78

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                                      79

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

Part C. Other Information
Item 26. Exhibits
(a)1	Resolution of the Board of Directors of MetLife Investors USA Insurance Company authorizing establishment of the Separate Account (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-131665) filed February 8, 2006.)
(a)2	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(a)3	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(b)	None
(c)1(i)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (Incorporated herein by reference to Exhibit (c)7 to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6 (File No. 333-71349) filed April 9, 2009.)
(c)1(ii)	Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 14, 2014) (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(c)1(iii)	Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
(c)1(iv)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 27 to the Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(c)2(i)	Enterprise Selling Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 3, 2013.)
(c)2(ii)	Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos. 333-209053/811-03365 filed on December 14, 2017.)
(d)1	Flexible Premium Variable Life Policy (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(d)2	Riders. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.):

Acceleration of Death Benefit Rider
Accidental Death Benefit Rider
Change to a New Insured Rider
Children’s Term Insurance Rider
Guaranteed Minimum Death Benefit Rider
Guaranteed Survivor Income Benefit Rider
Option to Purchase Additional Insurance Coverage Rider
Overloan Protection Rider
Waiver of Monthly Deduction Rider
Waiver of Specified Premium Rider
(d)3	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(d)4	Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(e)	Enterprise Application for Policy (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(f)1	Copy of the Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(f)2	Copy of the By-laws of the Company (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(f)3	Copy of the Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(f)4	Copy of Amended and Restated By-laws of the Company (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(g)1	Reinsurance Agreements (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-6 (File No. 333-147509) filed April 13, 2012.)
(g)2	Reinsurance Contract Amendments (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-6 (File No. 333-147509) filed April 12, 2013.)
(h)1	Administrative Contract. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 4 to Travelers Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6 (File No. 333-71349 and 811-09215) filed February 14, 2003.)
(h)2(i)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007 (Incorporated herein by reference to Post-Effective Amendment No. 11 to the MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-65926) filed October 31, 2007.)
(h)2(ii)	Amendment dated April 10, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Post-Effective Amendment No. 4 to the MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-152189) filed April 4, 2012.)
(h)2(iii)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017)

(Incorporated herein by reference to Post-Effective Amendment No. 27 to the Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(h)3(i)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and The Travelers Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4 (File No. 033-65343) filed April 6, 2006.)
(h)3(ii)	First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Post-Effective Amendment No. 4 to the MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-152189) filed April 4, 2012.)
(h)3(iii)	Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Post-Effective Amendment No. 4 to the MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-152189) filed April 4, 2012.)
(h)3(iv)	Third Amendment to the Participation Agreement with Met Investors Series Trust. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(h)3(v)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 5, 2017.)
(h)4(i)	Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6 (File No. 333-71349) filed on April 9, 2009.)
(h)4(ii)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-152194) filed on April 5, 2011.)
(h)4(iii)	Amendment to the Participation Agreement with American Funds Insurance Series. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(h)4(iv)	Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
(h)4(v)	Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
(h)4(vi)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)5(i)	Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6 (File No. 333-71349) filed on April 09, 2009.)
(h)5(ii)	Amendment No.5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No 333-152189) filed April 5, 2011.)
(h)5(iii)	Addendum to the Participation Agreement effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No 333-152189) filed April 4, 2012.)
(h)5(iv)	Amendment dated January 15, 2013 to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File No. 333-101778) filed April 3, 2013.)
(h)5(v)	Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(h)5(vi)	Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
(h)5(vii)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(i)	None
(j)	None
(k)	Opinion and Consent of Nancy H. Badeer, Esq. as to the legality of the securities being registered (Incorporated herein by reference to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed November 17, 2014.)
(l)	Actuarial Consent (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed April 13, 2016.)
(m)	Calculation Exhibit (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-6 (File No. 333-200241) filed April 13, 2016.)
(n)	Consent of Independent Registered Public Accounting Firm. (Filed herewith.)
(o)	None
(p)	None
(q)	None
(r)	Powers of Attorney. (Filed herewith.)
Item 27. Directors and Officers of Depositor
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable life insurance policies offered by the Registrant and the executive officers of the Company.
Name and Principal Business Address	Positions and Offices With Insurance Company

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Connor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John L. Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Road Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Joseph Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President and Interim Appointed Actuary

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary
Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President
Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Depositor”) under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 29. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Policies.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Office	Positions and Offices with Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President
(c)	Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$3,807,337	$0	$0	$0
Commissions are paid by the Company directly to agents who are registered representatives of broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Policies.
Item 31. Location of Accounts and Records
Omitted.
Item 32. Management Services
Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LCC for the provision of certain administrative and recordkeeping services relating to the Policies and other contracts issued by BLIC for the period ended December 31, 2018 was $17,556,025, and for the period ended September 30, 2019 was $24,623,448. Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period October 1, 2019 and ended December 31, 2019 was $4,810,371.
Item 33. Fee Representation
Brighthouse Life Insurance Company represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte and State of North Carolina, on the 6th day of April, 2020.
Brighthouse Variable Life Account A (Registrant)
By:	Brighthouse Life Insurance Company
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

By:	Brighthouse Life Insurance Company
(Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons, in the capacities indicated, on April 6, 2020.
SIGNATURE	TITLE

/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President

/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President

/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer

/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer

/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 6, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
(n)	Consent of Independent Registered Public Accounting Firm
(r)	Powers of Attorney